UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2020

Annual Reports of Mutual of America Investment Corporation Funds

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Mutual of America electronically by signing up for the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on the Mutual of America website and indicating your consent to receive documents through the Mutual of America website.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2020.

2020 was a remarkable year in so many ways and will not soon be forgotten. Financial markets came to a screeching halt in March due to pandemic-driven lockdowns of economies around the globe. Driven by the fallout of the pandemic, the equity markets experienced the fastest dive into a bear market in history, as the S&P 500® Index (S&P 500) declined 34% in just 33 days. The U.S. economy plunged into an immediate recession, with Gross Domestic Product (GDP) declining by 31.4% in the second quarter alone. The U.S. Federal Reserve (Fed) dropped the Fed Funds target rate from 1.50 — 1.25% to 0 — 0.25% and aggressively reinstituted its quantitative easing program to support liquidity in the financial markets. The federal government responded quickly and decisively by ramping up fiscal spending to support small businesses and the more than 20 million people who lost their jobs as the recession began. Almost as quickly as things deteriorated, the U.S. stock markets began recovering toward the end of the second quarter, including recording their best April since 1987; and by the third quarter, the GDP rebounded and grew at an annual rate of 33.4%. In the final months of the year, the markets continued to respond positively to advances in COVID-19 therapeutics and vaccines, as well as to the outcome of a contentious U.S. presidential election, won by Joseph R. Biden Jr., who was sworn in as the 46th president on January 20. Remarkably, when all was said and done, the U.S. stock market, as measured by the S&P 500, finished 2020 at 3,756 — up 18.4% and at an all-time high, having set 33 record highs during the year.

Market Update

Overall, the U.S. equity markets posted a strong fourth quarter, which created positive returns for all major indexes for 2020. Large-cap equities finished the year with the S&P 500 up a robust 18.4%. The Nasdaq and Russell 1000® Growth Indexes were solidly in positive territory, up 45.1% and 38.5%, respectively. The Russell 2000® Index returned 31.4% in the fourth quarter and finished the year up 19.9%. Even the Russell 1000® Value Index was up 2.8% after struggling earlier in the year. However, the gap between growth and value stocks is staggering, as reflected in the 35.7% gap (after reaching a record high of 39.9% in August) between the performance of the Russell 1000® Growth Index (up 38.5%) and the Russell 1000® Value Index (up 2.8%).

The fixed income market was also strong in 2020, with interest rates at historic lows after falling more than one percentage point since the beginning of the year. Demand for bonds was strong, especially after the Fed announced its willingness to purchase bonds of U.S. corporations on March 23. Since then, investment-grade bonds rallied 22.0%, as measured by the Bloomberg Barclays U.S. Corporate Bond Index. For the year, that Index posted an aggregate total return of 9.9%. Even more impressive in 2020, the 10-year Treasury bond and 30-year Treasury bond returned 10.6% and 18.6%, respectively.

Outlook

The U.S. economy continues to recover from the massive dislocation brought on by the COVID-19 pandemic. Assuming there is a significant degree of fiscal policy support, the consensus expectation of economists for the U.S. economy is for it to grow approximately 4.0% in 2021. The unemployment rate should continue moving down from its current 6.7% level to approximately 5.5% by year-end. Recent strength in the 10-year Treasury yield and an accelerating economy could allow the yield to push higher within a range of roughly 1.25% to 1.50%. Housing finished the year strong and should provide positive multiplier effects to the overall economy. Politically, with the Democrats in control of the White House and holding slim majorities in both chambers of Congress, we expect a continued high level of federal spending and fiscal transfers to households. The Biden administration is asking for a $1.9 trillion stimulus package, billed as the American Rescue Plan. The centerpiece of the plan provides direct payment of $1,400, on top of the $600 approved in December, to eligible recipients as a way to help households recover from the impact of the pandemic. Meanwhile, the Federal Reserve appears to be staying on the sidelines with an interest rate increase until inflation and employment goals are satisfied. We are optimistic that the economy will continue to show improvement in the coming year. As the economy heals in 2021, we would expect to become more optimistic about U.S. stocks, especially value-oriented stocks, which lagged in the equity market’s recovery last year.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Year Ended December 31, 2020

Equity Index Fund	+18.20%
All America Fund	+16.78%
Small Cap Value Fund	- 4.01%
Small Cap Growth Fund	+43.31%
Small Cap Equity Index Fund	+10.62%

Total Returns — Year Ended December 31, 2020

Mid Cap Value Fund	+ 2.82%
Mid-Cap Equity Index Fund	+13.50%
Composite Fund	+11.77%
International Fund	+ 8.19%
Catholic Values Index Fund†	+12.12%
Retirement Income Fund	+ 7.59%
2015 Retirement Fund	+ 7.65%
2020 Retirement Fund	+ 9.11%
2025 Retirement Fund	+10.26%
2030 Retirement Fund	+11.67%
2035 Retirement Fund	+12.61%
2040 Retirement Fund	+13.43%
2045 Retirement Fund	+13.31%
2050 Retirement Fund	+13.39%
2055 Retirement Fund	+13.93%
2060 Retirement Fund	+14.08%
2065 Retirement Fund††	+18.16%
Conservative Allocation Fund	+ 9.32%
Moderate Allocation Fund	+11.67%
Aggressive Allocation Fund	+13.72%
Money Market Fund	+ 0.28%
Mid-Term Bond Fund	+ 5.05%
Bond Fund	+ 6.40%

†	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

††	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2020, compared to its relevant index. Also presented are graphs and tables for each Fund (except for the Money Market Fund) which illustrates each Fund’s respective:

●	Historical total return achieved over specific periods, expressed as an average annual rate and as a cumulative rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an appropriate index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2020, was 18.37% before expenses and 18.20% after expenses. The benchmark returned 18.40%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,820	18.20%	18.20%
5 Years	$20,145	101.45%	15.06%
10 Years	$36,096	260.96%	13.72%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2020, the S&P 500 of large capitalization stocks increased by 18.40% on a total return basis, while the Russell® Midcap Core Index was up 17.10% and the Russell Midcap® Value Index was up 4.96%. The Russell 2000® Growth Index increased 34.63% and the Russell 2000® Value Index increased 4.63%.

The All America Fund’s return for the year ended December 31, 2020, before expenses was 17.39% and 16.78% after expenses versus the benchmark return of 18.40%. The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the small and mid capitalization segments of the Fund as compared to the large capitalization benchmark.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,678	16.78%	16.78%
5 Years	$18,305	83.05%	12.87%
10 Years	$30,906	209.06%	11.96%

S & P 500 INDEX
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2020, the Small Cap Value Fund returned -3.22% before expenses and -4.01% after expenses versus a 4.63% return for the Russell 2000® Value Index. Within the benchmark the best performing sectors were Retail and Health Care while the worst performing sectors were Energy and Real Estate.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Real Estate and Health Care while sectors detracting from Fund performance included Consumer Staples and Retail.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$9,599	-4.01%	-4.01%
5 Years	$12,695	26.95%	4.89%
10 Years	$18,793	87.93%	6.52%

Russell 2000 Value Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,463	4.63%	4.63%
5 Years	$15,852	58.52%	9.65%
10 Years	$22,941	129.41%	8.66%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 44.48% before expenses and 43.31% after expenses during the year ended December 31, 2020. The Fund’s benchmark, the Russell 2000® Growth Index, returned 34.63% for the comparable period .

Holding to our investment discipline buoyed our performance during the market downdraft of the first quarter as non-earners, highly levered and cyclical companies declined sharply. As the market recovered in the second quarter, we kept pace. For the second half of the year, we participated in the ongoing rally with stocks that benefited from the economy re-opening in the Consumer Discretionary sector.

For 2020, Health Care and Technology contributed the most to our outperformance while the Consumer Discretionary and Financials sectors detracted from overall performance. Our returns were driven by stock selection as opposed to sector allocation.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$14,331	43.31%	43.31%
5 Years	$21,240	112.40%	16.28%
10 Years	$31,938	219.38%	12.32%

Russell 2000 Growth Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$13,463	34.63%	34.63%
5 Years	$21,333	113.33%	16.36%
10 Years	$35,421	254.21%	13.48%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP EQUITY INDEX FUND (Unaudited)

The Small Cap Equity Index Fund invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Fund’s return for the year ended December 31, 2020, was 10.75% before expenses and 10.62% after expenses. The return of the S&P SmallCap 600 was 11.29%. Note that the performance of the Small Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Small Cap Equity Index Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,062	10.62%	10.62%
Since 7/2/18 (Inception)	$11,302	13.02%	4.99%

S & P 600 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,129	11.29%	11.29%
Since 7/2/18 (Inception)	$11,431	14.31%	5.51%

The line representing the performance return of the Small Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID CAP VALUE FUND (Unaudited)

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the year ended December 31, 2020, the Mid Cap Value Fund returned 3.58% before expenses and 2.82% after expenses versus a 4.96% return for the Russell Midcap® Value Index. Within the benchmark the best performing sectors were Basic Materials and Health Care while the worst performing sectors were Energy and Real Estate.

Sector allocation was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Consumer Cyclicals and Financials while sectors detracting from Fund performance included Industrials and Health Care.

GROWTH OF A $10,000 INVESTMENT

Mid Cap Value Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,282	2.82%	2.82%
5 Years	$14,983	49.83%	8.44%
10 Years	$22,886	128.86%	8.64%

Russell Mid Cap Value Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,496	4.96%	4.96%
5 Years	$15,908	59.08%	9.73%
10 Years	$27,113	171.13%	10.49%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2020, was 13.67% before expenses and 13.50% after expenses. The return of the S&P MidCap 400 was 13.66%. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,350	13.50%	13.50%
5 Years	$17,745	77.45%	12.17%
10 Years	$29,216	192.16%	11.34%

S & P MidCap 400 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,366	13.66%	13.66%
5 Years	$17,900	79.00%	12.35%
10 Years	$29,724	197.24%	11.51%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

COMPOSITE FUND (Unaudited)

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the year ended December 31, 2020, the fixed income portion of the Fund had a total return of 7.24% before expenses. The Bloomberg Barclays U.S. Aggregate Index returned 7.51% for the year ended December 31, 2020.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the year ended December 31, 2020, the equity portion of the Fund had a total return of 15.55% (before expenses), underperforming the S&P 500® Index (S&P 500) which increased 18.40%.

The Fund’s aggregate performance for the year ended December 31, 2020, was 12.38% before expenses and 11.77% after expenses, versus a 15.37% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Composite Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,177	11.77%	11.77%
5 Years	$15,799	57.99%	9.59%
10 Years	$23,216	132.16%	8.80%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,058	0.58%	0.58%
5 Years	$10,591	5.91%	1.16%
10 Years	$10,620	6.20%	0.60%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not. Past performance is not indicative of future results.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the year ended December 31, 2020, the International Fund returned 8.33% before expenses and 8.19% after expenses. The return of the MSCI EAFE benchmark was 7.82%. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

GROWTH OF A $10,000 INVESTMENT

International Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,819	8.19%	8.19%
5 Years	$14,357	43.57%	7.51%
10 Years	$16,765	67.65%	5.31%

MSCI EAFE Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,782	7.82%	7.82%
5 Years	$14,320	43.20%	7.45%
10 Years	$17,096	70.96%	5.51%

The line representing the performance return of the International Fund includes expenses, such as direct management fees and expenses of the underlying ETFs in which the Fund invests that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

CATHOLIC VALUES INDEX FUND (Unaudited)

The Catholic Values Index Fund’s objective is to replicate the performance of the S&P 500® Catholic Values Index (Catholic Values Index). The Catholic Values Index is designed to provide exposure to U.S. large capitalization stocks included in the S&P 500® Index (S&P 500) while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500 and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops, currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing and banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures on the S&P 500.

The Catholic Values Index Fund’s performance for the period September 30, 2020 (commencement of operations) through December 31, 2020, was 12.16% before expenses and 12.12% after expenses. The benchmark returned 12.33%. Note that the Catholic Values Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Catholic Values Index Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 9/30/20 (Inception)	$11,212	12.12%

S & P 500 Catholic Values Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 9/30/20 (Inception)	$11,233	12.33%

Performance is for the period from September 30 (commencement of operations) to December 31, 2020. The line representing the performance return of the Catholic Values Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

RETIREMENT INCOME FUND (Unaudited)

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 30% in the Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the year ended December 31, 2020, the Fund returned 7.70% before expenses and 7.59% after expenses, versus a 10.11% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Retirement Income Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,759	7.59%	7.59%
5 Years	$13,548	35.48%	6.28%
10 Years	$17,478	74.78%	5.75%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,058	0.58%	0.58%
5 Years	$10,591	5.91%	1.16%
10 Years	$10,620	6.20%	0.60%

The line representing the performance return of the Retirement Income Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2015 RETIREMENT FUND (Unaudited)

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 65% of net assets in fixed-income funds (30% in the Bond Fund, 25% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 35% of net assets in equity funds (approximately 22% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund and 5% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2015 Retirement Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (55% weighting), the FTSE 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (35% weighting). For the year ended December 31, 2020, the Fund returned 7.78% before expenses and 7.65% after expenses, versus a 11.78% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2015 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,765	7.65%	7.65%
5 Years	$14,348	43.48%	7.50%
10 Years	$19,980	99.80%	7.18%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,058	0.58%	0.58%
5 Years	$10,591	5.91%	1.16%
10 Years	$10,620	6.20%	0.60%

The line representing the performance return of the 2015 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2020 RETIREMENT FUND (Unaudited)

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 45% of net assets in equity funds (approximately 25% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 1% each in the Small Cap Growth and Small Cap Value Funds) and approximately 55% of net assets in fixed-income funds (28% in the Bond Fund, 22% in the Mid-Term Bond Fund and 5% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (45% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (50% weighting). For the year ended December 31, 2020, the Fund returned 9.19% before expenses and 9.11% after expenses, versus a 13.36% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2020 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,911	9.11%	9.11%
5 Years	$15,029	50.29%	8.51%
10 Years	$21,576	115.76%	8.01%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,058	0.58%	0.58%
5 Years	$10,591	5.91%	1.16%
10 Years	$10,620	6.20%	0.60%

The line representing the performance return of the 2020 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2025 RETIREMENT FUND (Unaudited)

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 55% of net assets in equity funds (approximately 29% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 45% of net assets in fixed-income funds (27% in the Bond Fund and 18% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (55% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (45% weighting). For the year ended December 31, 2020, the Fund returned 10.33% before expenses and 10.26% after expenses, versus a 14.85% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2025 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,026	10.26%	10.26%
5 Years	$15,732	57.32%	9.51%
10 Years	$23,402	134.02%	8.89%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the 2025 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2030 RETIREMENT FUND (Unaudited)

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 67% of net assets in equity funds (approximately 33% in the Equity Index Fund, 16% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 33% of net assets in fixed-income funds (23% in the Bond Fund and 10% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (67% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (33% weighting). For the year ended December 31, 2020, the Fund returned 11.75% before expenses and 11.67% after expenses, versus a 16.04% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2030 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,167	11.67%	11.67%
5 Years	$16,352	63.52%	10.36%
10 Years	$24,940	149.40%	9.59%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the 2030 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2035 RETIREMENT FUND (Unaudited)

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 77% of net assets in equity funds (approximately 35% in the Equity Index Fund, 18% in the Mid-Cap Equity Index Fund, 15% in the International Fund, 4% each in the Small Cap Growth and Small Cap Value Funds and 1% in the Small-Cap Equity Index Fund) and approximately 23% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (77% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (23% weighting). For the year ended December 31, 2020, the Fund returned 12.69% before expenses and 12.61% after expenses, versus a 16.90% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2035 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,261	12.61%	12.61%
5 Years	$16,829	68.29%	10.99%
10 Years	$25,981	159.81%	10.04%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the 2035 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2040 RETIREMENT FUND (Unaudited)

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 84% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 18% in the International Fund, 4% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 16% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (84% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (16% weighting). For the year ended December 31, 2020, the Fund returned 13.51% before expenses and 13.43% after expenses, versus a 17.43% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2040 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,343	13.43%	13.43%
5 Years	$17,003	70.03%	11.22%
10 Years	$26,207	162.07%	10.13%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the 2040 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2045 RETIREMENT FUND (Unaudited)

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 86% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 18% in the International Fund, 5% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 14% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (86% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (14% weighting). For the year ended December 31, 2020, the Fund returned 13.39% before expenses and 13.31% after expenses, versus a 17.57% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2045 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,331	13.31%	13.31%
5 Years	$16,996	69.96%	11.21%
10 Years	$26,105	161.05%	10.09%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the 2045 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2050 RETIREMENT FUND (Unaudited)

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 88% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 19% in the International Fund, 5% each in the Small Cap Growth and Small Cap Value Funds and 3% in the Small-Cap Equity Index Fund) and approximately 12% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (12% weighting). For the year ended December 31, 2020, the Fund returned 13.48% before expenses and 13.39% after expenses, versus a 17.70% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2050 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,339	13.39%	13.39%
5 Years	$16,991	69.91%	11.21%
Since 10/1/12 (Inception)	$23,587	135.87%	10.98%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
Since 10/1/12 (Inception)	$30,866	208.66%	14.64%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
Since 10/1/12 (Inception)	$12,998	29.98%	3.22%

The line representing the performance return of the 2050 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2055 RETIREMENT FUND (Unaudited)

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 90% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 19% in the International Fund, 6% each in the Small Cap Growth and Small Cap Value Funds and 3% in the Small-Cap Equity Index Fund) and approximately 10% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2055 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (10% weighting). For the year ended December 31, 2020, the Fund returned 14.06% before expenses and 13.93% after expenses, versus a 17.83% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2055 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,393	13.93%	13.93%
Since 10/1/16 (Inception)	$15,845	58.45%	11.46%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
Since 10/1/16 (Inception)	$18,829	88.29%	16.05%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
Since 10/1/16 (Inception)	$11,743	17.43%	3.85%

The line representing the performance return of the 2055 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2060 RETIREMENT FUND (Unaudited)

The objective of the 2060 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 92% of net assets in equity funds (approximately 33% in the Equity Index Fund, 23% in the Mid-Cap Equity Index Fund, 20% in the International Fund, 6% each in the Small Cap Growth and Small Cap Value Funds and 4% in the Small-Cap Equity Index Fund) and approximately 8% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2020).

Performance for the 2060 Retirement Fund is compared to the S&P 500® Index (92% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (8% weighting). For the year ended December 31, 2020, the Fund returned 14.14% before expenses and 14.08% after expenses, versus a 17.96% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2060 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,408	14.08%	14.08%
Since 7/2/18 (Inception)	$12,709	27.09%	10.07%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
Since 7/2/18 (Inception)	$14,502	45.02%	16.02%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
Since 7/2/18 (Inception)	$11,878	18.78%	7.14%

The line representing the performance return of the 2060 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2065 RETIREMENT FUND (Unaudited)

The objective of the 2065 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2065. The 2065 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 94% of net assets in equity funds (approximately 33% in the Equity Index Fund, 23% in the Mid-Cap Equity Index Fund, 20% in the International Fund, 7% each in the Small Cap Growth and Small Cap Value Funds and 4% in the Small-Cap Equity Index Fund) and approximately 6% of net assets in the Bond Fund.

Performance for the 2065 Retirement Fund is compared to the S&P 500® Index (94% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (6% weighting). For the period August 3, 2020 (commencement of operations) through December 31, 2020, the Fund returned 18.18% before expenses and 18.16% after expenses, versus a 14.67% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

2065 Retirement Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 8/3/20 (Inception)	$11,816	18.16%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 8/3/20 (Inception)	$11,564	15.64%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative
Since 8/3/20 (Inception)	$9,980	-0.20%

Performance is for the period from August 3 (commencement of operations) to December 31, 2020. The line representing the performance return of the 2065 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

CONSERVATIVE ALLOCATION FUND (Unaudited)

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the year ended December 31, 2020, the Conservative Allocation Fund returned 9.38% before expenses and 9.32% after expenses, versus a 12.52% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Conservative Allocation Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,932	9.32%	9.32%
5 Years	$14,186	41.86%	7.25%
10 Years	$18,535	85.35%	6.38%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the Conservative Allocation Fund includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MODERATE ALLOCATION FUND (Unaudited)

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (40% weighting). For the year ended December 31, 2020, the Moderate Allocation Fund returned 11.70% before expenses and 11.67% after expenses, versus a 15.37% return for the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Moderate Allocation Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,167	11.67%	11.67%
5 Years	$15,775	57.75%	9.56%
10 Years	$22,743	127.43%	8.58%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the Moderate Allocation Fund includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

AGGRESSIVE ALLOCATION FUND (Unaudited)

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (20% weighting). For the year ended December 31, 2020, the Aggressive Allocation Fund returned 13.76% before expenses and 13.72% after expenses, versus an 17.13% return for the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Aggressive Allocation Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,372	13.72%	13.72%
5 Years	$16,760	67.60%	10.90%
10 Years	$25,905	159.05%	10.00%

S & P 500 Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,840	18.40%	18.40%
5 Years	$20,304	103.04%	15.22%
10 Years	$36,700	267.00%	13.88%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the Aggressive Allocation Fund includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2020, the Money Market Fund returned 0.55% before expenses and 0.28% after expenses, compared to a 0.58% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On December 31, 2020, the fund held 43% U.S. Treasury Bills, 53% in commercial paper and the remainder in corporate bonds with less than three months to maturity. The average maturity was 26 days.

Early in the year the Federal Reserve governors, the Fed, had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed cut twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis point, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. This range is expected to persist for more than a year.

The September meeting brought a change in the Fed’s inflation fighting playbook. In the statement following the meeting, the Fed indicated that, in light of inflation running persistently lower than its’ 2% target, it would allow any future inflation to exceed that target for a longer period of time relative to the past before taking action to quell the price rise by raising rates. The long-term effects of this change should be a steepening of the yield curve.

Lastly, the Fed will continue to increase its’ holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until further progress has been made toward the goals of maximum employment and price stability. These asset purchases help foster smooth market functioning and accommodative financials conditions which supports the flow of credit to households and businesses.

The seven-day effective yield as of February 16, 2021, was -0.19%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MID-TERM BOND FUND (Unaudited)

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to add U.S. Treasury exposure to increase the overall quality of the Fund. The objective of the Fund is to maintain a maturity profile similar to that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Fund’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the year ended December 31, 2020, the Mid-Term Bond Fund returned 5.53% before expenses and 5.05% after expenses versus a 6.43% return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index during the same period. Most of the Fund’s underperformance came in the last quarter of the year when, in our view, the overall market became too comfortable with risk taking. We maintained our “up-in-quality” stance through this period and will continue to do so for the time being.

GROWTH OF A $10,000 INVESTMENT

Mid-Term Bond Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,505	5.05%	5.05%
5 Years	$11,864	18.64%	3.48%
10 Years	$13,464	34.64%	3.02%

Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,643	6.43%	6.43%
5 Years	$11,955	19.55%	3.64%
10 Years	$13,577	35.77%	3.11%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events. Few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted strong returns last year. The benchmark returned 7.51% for the year ended December 31, 2020. In contrast, the Bond Fund returned 6.87% before expenses and 6.40% after expenses. The Fund’s underperformance came in the last quarter of the year when, in our view, the overall market became too comfortable with risk taking. In keeping with our objective of preserving capital, we maintained our “up-in-quality” stance through this period and will continue to do so for the time being.

Early in the year the Federal Reserve governors, the Fed, had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed cut twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis point, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. This range is expected to persist for more than a year.

The September meeting brought a change in the Fed’s inflation fighting playbook. In the statement following the meeting, the Fed indicated that, in light of inflation running persistently lower than its’ 2% target, it would allow any future inflation to exceed that target for a longer period of time relative to the past before taking action to quell the price rise by raising rates. The long-term effects of this change should be a steepening of the yield curve.

Lastly, the Fed will continue to increase its’ holdings of U.S. Treasury securities by at least $80 billion per month and of agency mortgage-backed securities by at least $40 billion per month until further progress has been made toward the goals of maximum employment and price stability. These asset purchases help foster smooth market functioning and accommodative financials conditions which supports the flow of credit to households and businesses.

The slight downward bias in interest rates present in the first six weeks of 2020 quickly turned into a collapse. In March, concerns about the strength of the Covid-19 economy and the decline in crude oil prices served to quickly push yields to all-time lows. On March 9, for example, the thirty-year Treasury yield was less than 1%. Federal Reserve cuts of the Fed Funds target had a visible effect on the shape of the interest rate curve. As would be expected with these actions by the Fed, the curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 1.57% on December 31, 2019 and 0.12% on December 31, 2020, a 145 basis point drop. Ten-year yields fell 100 basis points or 1.00% to 0.91%. The thirty-year bond yield fell the least with a 74 basis point drop to 1.65%. However, the ten and thirty-year bonds ended the year with yields higher than the low yields of 0.50% and 0.99% reached in August and March, respectively. Following the Fed announcement in September, both securities experienced a slow climb in yields that has continued into 2021.

Investment grade spreads entered 2020 close to post-economic crisis tights. Much like Treasury yields, spreads moved without much direction through mid-February. Then, spreads which usually widen as conditions worsen did just that. By March 23, investment grade corporate bond spreads had widened to levels not seen since 2009. It was about that time the Fed instituted several programs designed to restore liquidity and confidence to the market. It was met with success as, by December 31, corporate spreads had captured all but 3 basis points, 0.03%, of the widening of the January through March period.

BOND FUND (Unaudited) (Continued)

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,640	6.40%	6.40%
5 Years	$12,446	24.46%	4.48%
10 Years	$14,933	49.33%	4.11%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2020	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,751	7.51%	7.51%
5 Years	$12,423	24.23%	4.44%
10 Years	$14,576	45.76%	3.84%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Small Cap Equity Index Fund

Mid Cap Value Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Mid-Cap Equity Index Fund

Composite Fund

International Fund

Catholic Values Index Fund

Retirement Income Fund

2015 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

2065 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2020 (Unaudited) (Continued)

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2021 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. Furthermore, the Funds’ Adviser has contractually agreed to reimburse the non-advisory operating expenses of the Small Cap Equity Index and the Catholic Values Index Funds to the extent that such operating expenses exceed 0.07% of the respective fund’s net assets. This contractual obligation remains in effect through April 30, 2021 for the Small Cap Equity Index Fund and through April 30, 2023 for the Catholic Values Index Fund, and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2020 and held for the entire period ending December 31, 2020 under the expense reimbursement agreement in effect during that period as described above.

For variable annuity owners or participants in a group variable annuity, the estimate of expenses does not include fees and charges associated with your variable annuity. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,223.26	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,024.06	$0.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,255.66	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	$2.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,295.37	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.17

*	Expenses are equal to the Fund’s annual expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,417.74	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.11

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Equity Index Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,355.53	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.21	$0.61

*	Expenses are equal to the Fund’s annual expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid Cap Value Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,272.92	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,306.00	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,024.06	$0.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,130.75	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	$1.78

*	Expenses are equal to the Fund’s annual expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

International Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,221.82	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$1.78

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Catholic Values Index Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,254.06	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.06	$0.76

*

The Fund commenced operations on September 30, 2020. Expenses are equal to the Fund’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,059.06	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.34

*

Expenses are equal to the Fund’s annual expense ratio of 0.46% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,083.20	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.34

*

Expenses are equal to the Fund’s annual expense ratio of 0.46% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,110.00	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.03

*

Expenses are equal to the Fund’s annual expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,137.99	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.88	$1.93

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,170.66	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.98	$1.83

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,197.75	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$1.73

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,216.16	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$1.68

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,222.44	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$1.73

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2050 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,230.45	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$1.73

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,236.98	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.88	$1.93

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2060 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,244.29	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$1.68

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2065 Retirement Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,255.66	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$1.68

*

The Fund commenced operations on August 3, 2020. Expenses are equal to the Fund’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,080.41	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.08

*

Expenses are equal to the Fund’s annual expense ratio of 0.41% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,142.76	$1.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.53

*

Expenses are equal to the Fund’s annual expense ratio of 0.30% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,205.97	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.58

*

Expenses are equal to the Fund’s annual expense ratio of 0.31% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$998.94	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.37

*	Expenses are equal to the Fund’s annual expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Term Bond Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,004.11	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.34

*	Expenses are equal to the Fund’s annual expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period* July 1, 2020 to December 31, 2020
Actual	$1,000.00	$1,002.16	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.6%)
Activision Blizzard, Inc.	88,588	$8,225,396
Alphabet, Inc. Cl A*	34,709	60,832,382
Alphabet, Inc. Cl C*	33,523	58,728,273
AT&T, Inc.	824,124	23,701,806
CenturyLink, Inc.	114,231	1,113,752
Charter Communications, Inc. Cl A*	16,888	11,172,256
Comcast Corp. Cl A	528,589	27,698,064
Discovery, Inc. Cl A*	18,436	554,739
Discovery, Inc. Cl C*	34,141	894,153
DISH Network Corp. Cl A*	28,959	936,534
Electronic Arts, Inc.	33,069	4,748,708
Facebook, Inc. Cl A*	277,485	75,797,803
Fox Corp. Cl A	38,738	1,128,051
Fox Corp. Cl B	17,783	513,573
Interpublic Group of Cos., Inc.	44,874	1,055,436
Live Nation Entertainment, Inc.*	16,532	1,214,771
Netflix, Inc.*	51,041	27,599,400
News Corp. Cl A	45,131	811,004
News Corp. Cl B	14,135	251,179
Omnicom Group, Inc.	24,942	1,555,633
Take-Two Interactive Software, Inc.*	12,973	2,695,660
T-Mobile US, Inc.*	67,270	9,071,359
Twitter, Inc.*	90,317	4,890,666
Verizon Communications, Inc.	476,750	28,009,063
ViacomCBS, Inc. Cl B	64,984	2,421,304
Walt Disney Co.*	208,696	37,811,541

		393,432,506

CONSUMER DISCRETIONARY (12.5%)
Advance Auto Parts, Inc.	7,857	1,237,556
Amazon.com, Inc.*	49,297	160,556,878
Aptiv PLC	31,125	4,055,276
AutoZone, Inc.*	2,672	3,167,496
Best Buy Co., Inc.	26,514	2,645,832
Booking Hldgs., Inc.*	4,699	10,465,942
BorgWarner, Inc.	28,263	1,092,082
CarMax, Inc.*	18,854	1,780,949
Carnival Corp.	84,486	1,829,967
Chipotle Mexican Grill, Inc. Cl A*	3,211	4,452,726
Darden Restaurants, Inc.	15,259	1,817,652
Dollar General Corp.	28,428	5,978,408
Dollar Tree, Inc.*	27,437	2,964,294
Domino’s Pizza, Inc.	4,520	1,733,239
DR Horton, Inc.	37,999	2,618,891
eBay, Inc.	74,513	3,744,278
Etsy, Inc.*	14,559	2,590,192
Expedia Group, Inc.	15,520	2,054,848
Ford Motor Co.	450,680	3,961,477
Gap, Inc.	23,767	479,856
Garmin Ltd.	17,150	2,052,169
General Motors Co.	145,719	6,067,739
Genuine Parts Co.	16,712	1,678,386

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hanesbrands, Inc.	40,071	$584,235
Hasbro, Inc.	14,679	1,373,074
Hilton Worldwide Hldgs., Inc.	31,741	3,531,504
Home Depot, Inc.	124,282	33,011,785
L Brands, Inc.	27,233	1,012,795
Las Vegas Sands Corp.	37,659	2,244,476
Leggett & Platt, Inc.	15,220	674,246
Lennar Corp. Cl A	31,339	2,388,972
LKQ Corp.*	32,466	1,144,102
Lowe’s Cos., Inc.	84,385	13,544,636
Marriott International, Inc. Cl A	30,364	4,005,619
McDonald’s Corp.	86,137	18,483,277
MGM Resorts International	47,139	1,485,350
Mohawk Industries, Inc.*	6,786	956,487
Newell Brands, Inc.	43,428	921,976
NIKE, Inc. Cl B	144,854	20,492,495
Norwegian Cruise Line Hldgs. Ltd.*	36,060	917,006
NVR, Inc.*	401	1,636,024
O’Reilly Automotive, Inc.*	8,364	3,785,295
Pool Corp.	4,632	1,725,420
PulteGroup, Inc.	30,776	1,327,061
PVH Corp.	8,232	772,902
Ralph Lauren Corp. Cl A	5,582	579,077
Ross Stores, Inc.	41,007	5,036,070
Royal Caribbean Cruises Ltd.	21,323	1,592,615
Starbucks Corp.	135,432	14,488,515
Tapestry, Inc.	31,987	994,156
Target Corp.	57,995	10,237,857
Tesla, Inc.*	88,301	62,311,367
Tiffany & Co.	12,428	1,633,661
TJX Cos., Inc.	138,100	9,430,849
Tractor Supply Co.	13,401	1,883,913
Ulta Beauty, Inc.*	6,480	1,860,797
Under Armour, Inc. Cl A*	21,933	376,590
Under Armour, Inc. Cl C*	22,556	335,633
VF Corp.	37,361	3,191,003
Whirlpool Corp.	7,235	1,305,845
Wynn Resorts Ltd.	11,042	1,245,869
Yum! Brands, Inc.	34,780	3,775,717

		465,324,404

CONSUMER STAPLES (6.4%)
Altria Group, Inc.	213,031	8,734,271
Archer-Daniels-Midland Co.	63,686	3,210,411
Brown-Forman Corp. Cl B	20,867	1,657,466
Campbell Soup Co.	23,529	1,137,627
Church & Dwight Co., Inc.	28,637	2,498,005
Clorox Co.	14,516	2,931,071
Coca-Cola Co.	444,669	24,385,648
Colgate-Palmolive Co.	98,776	8,446,336

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Conagra Brands, Inc.	56,191	$2,037,486
Constellation Brands, Inc. Cl A	19,458	4,262,275
Costco Wholesale Corp.	50,958	19,199,955
Estee Lauder Cos., Inc. Cl A	26,277	6,994,675
General Mills, Inc.	70,999	4,174,741
Hershey Co.	17,058	2,598,445
Hormel Foods Corp.	32,444	1,512,215
JM Smucker Co.	13,080	1,512,048
Kellogg Co.	29,391	1,829,002
Kimberly-Clark Corp.	39,143	5,277,651
Kraft Heinz Co.	74,393	2,578,461
Kroger Co.	89,339	2,837,407
Lamb Weston Hldgs., Inc.	17,010	1,339,367
McCormick & Co., Inc.	28,805	2,753,758
Molson Coors Beverage Co. Cl B	21,522	972,579
Mondelez International, Inc. Cl A	164,894	9,641,352
Monster Beverage Corp.*	42,639	3,943,255
PepsiCo, Inc.	159,336	23,629,529
Philip Morris International, Inc.	179,010	14,820,238
Procter & Gamble Co.	286,630	39,881,698
Sysco Corp.	58,859	4,370,869
Tyson Foods, Inc. Cl A	33,783	2,176,977
Walgreens Boots Alliance, Inc.	82,699	3,298,036
Walmart, Inc.	160,868	23,189,122

		237,831,976

ENERGY (2.3%)
Apache Corp.	43,779	621,224
Baker Hughes Co. Cl A	79,549	1,658,597
Cabot Oil & Gas Corp.	46,731	760,781
Chevron Corp.	222,778	18,813,602
Concho Resources, Inc.	22,807	1,330,788
ConocoPhillips	123,960	4,957,160
Devon Energy Corp.	44,287	700,177
Diamondback Energy, Inc.	18,257	883,639
EOG Resources, Inc.	67,037	3,343,135
Exxon Mobil Corp.	490,023	20,198,748
Halliburton Co.	101,586	1,919,975
Hess Corp.	31,657	1,671,173
HollyFrontier Corp.	17,276	446,585
Kinder Morgan, Inc.	224,303	3,066,222
Marathon Oil Corp.	91,445	609,938
Marathon Petroleum Corp.	75,189	3,109,817
National Oilwell Varco, Inc.	44,809	615,227
Occidental Petroleum Corp.	97,628	1,689,941
ONEOK, Inc.	51,120	1,961,986
Phillips 66	50,509	3,532,599

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Pioneer Natural Resources Co.	18,851	$2,146,940
Schlumberger NV	161,148	3,517,861
TechnipFMC PLC	48,784	458,570
Valero Energy Corp.	47,345	2,678,307
Williams Cos., Inc.	140,772	2,822,479

		83,515,471

FINANCIALS (10.3%)
Aflac, Inc.	75,957	3,377,808
Allstate Corp.	35,255	3,875,582
American Express Co.	75,261	9,099,807
American International Group, Inc.	100,074	3,788,802
Ameriprise Financial, Inc.	13,703	2,662,904
Aon PLC Cl A	26,491	5,596,754
Arthur J. Gallagher & Co.	22,266	2,754,527
Assurant, Inc.	6,855	933,788
Bank of America Corp.	878,473	26,626,517
Bank of New York Mellon Corp.	94,526	4,011,683
Berkshire Hathaway, Inc. Cl B*	224,271	52,001,717
BlackRock, Inc. Cl A	16,401	11,833,978
Capital One Financial Corp.	53,016	5,240,632
Cboe Global Markets, Inc.	12,414	1,155,992
Charles Schwab Corp.	171,850	9,114,924
Chubb Ltd.	52,101	8,019,386
Cincinnati Financial Corp.	17,553	1,533,606
Citigroup, Inc.	241,749	14,906,243
Citizens Financial Group, Inc.	49,498	1,770,048
CME Group, Inc. Cl A	41,308	7,520,121
Comerica, Inc.	16,183	903,982
Discover Financial Svcs.	35,502	3,213,996
Everest Re Group Ltd.	4,623	1,082,198
Fifth Third Bancorp	82,905	2,285,691
First Republic Bank	20,104	2,953,881
Franklin Resources, Inc.	31,704	792,283
Globe Life, Inc.	11,094	1,053,486
Goldman Sachs Group, Inc.	39,731	10,477,462
Hartford Financial Svcs. Group, Inc.	41,369	2,026,254
Huntington Bancshares, Inc.	118,383	1,495,177
Intercontinental Exchange, Inc.	64,798	7,470,561
Invesco Ltd.	43,319	755,050
JPMorgan Chase & Co.	351,008	44,602,587
KeyCorp	112,984	1,854,067
Lincoln National Corp.	21,040	1,058,522
Loews Corp.	26,977	1,214,505
M&T Bank Corp.	14,908	1,897,788

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
MarketAxess Hldgs., Inc.	4,372	$2,494,488
Marsh & McLennan Cos., Inc.	58,507	6,845,319
MetLife, Inc.	88,868	4,172,353
Moody’s Corp.	18,656	5,414,717
Morgan Stanley	165,110	11,314,988
MSCI, Inc. Cl A	9,557	4,267,487
Nasdaq, Inc.	13,178	1,749,248
Northern Trust Corp.	24,097	2,244,395
People’s United Financial, Inc.	49,226	636,492
PNC Financial Svcs. Group, Inc.	48,981	7,298,169
Principal Financial Group, Inc.	29,685	1,472,673
Progressive Corp.	67,363	6,660,853
Prudential Financial, Inc.	45,880	3,581,852
Raymond James Financial, Inc.	14,126	1,351,434
Regions Financial Corp.	111,176	1,792,157
S&P Global, Inc.	27,646	9,088,070
State Street Corp.	40,838	2,972,190
SVB Financial Group*	6,007	2,329,695
Synchrony Financial	63,052	2,188,535
T. Rowe Price Group, Inc.	26,037	3,941,741
Travelers Cos., Inc.	29,296	4,112,280
Truist Financial Corp.	157,299	7,539,341
U.S. Bancorp	159,175	7,415,963
Unum Group	23,888	547,991
Wells Fargo & Co.	480,405	14,498,623
Willis Towers Watson PLC	14,934	3,146,295
WR Berkley Corp.	16,397	1,089,089
Zions Bancorporation	19,028	826,576

		381,955,323

HEALTH CARE (13.2%)
Abbott Laboratories	203,916	22,326,763
AbbVie, Inc.	204,441	21,905,853
ABIOMED, Inc.*	5,131	1,663,470
Agilent Technologies, Inc.	35,232	4,174,640
Alexion Pharmaceuticals, Inc.*	25,250	3,945,060
Align Technology, Inc.*	8,218	4,391,535
AmerisourceBergen Corp. Cl A	16,903	1,652,437
Amgen, Inc.	67,762	15,579,839
Anthem, Inc.	28,595	9,181,569
Baxter International, Inc.	58,936	4,729,025
Becton Dickinson & Co.	33,359	8,347,089
Biogen, Inc.*	17,797	4,357,773
Bio-Rad Laboratories, Inc. Cl A*	2,487	1,449,772
Boston Scientific Corp.*	163,519	5,878,508
Bristol-Myers Squibb Co.	260,815	16,178,354
Cardinal Health, Inc.	33,597	1,799,455

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Catalent, Inc.*	18,726	$1,948,815
Centene Corp.*	67,110	4,028,613
Cerner Corp.	35,481	2,784,549
Cigna Corp.	41,979	8,739,188
Cooper Cos., Inc.	5,610	2,038,225
CVS Health Corp.	150,430	10,274,369
Danaher Corp.	72,922	16,198,893
DaVita, Inc.*	8,531	1,001,539
DENTSPLY SIRONA, Inc.	25,184	1,318,634
DexCom, Inc.*	11,106	4,106,110
Edwards Lifesciences Corp.*	71,756	6,546,300
Eli Lilly & Co.	91,856	15,508,967
Gilead Sciences, Inc.	144,696	8,429,989
HCA Healthcare, Inc.	30,310	4,984,783
Henry Schein, Inc.*	16,493	1,102,722
Hologic, Inc.*	29,550	2,152,127
Humana, Inc.	15,292	6,273,849
IDEXX Laboratories, Inc.*	9,768	4,882,730
Illumina, Inc.*	16,796	6,214,520
Incyte Corp.*	21,567	1,875,898
Intuitive Surgical, Inc.*	13,433	10,989,537
IQVIA Hldgs., Inc.*	22,176	3,973,274
Johnson & Johnson	303,130	47,706,599
Laboratory Corp. of America Hldgs.*	11,187	2,277,114
McKesson Corp.	18,416	3,202,911
Medtronic PLC	154,646	18,115,232
Merck & Co., Inc.	291,991	23,884,864
Mettler-Toledo International, Inc.*	2,727	3,107,907
PerkinElmer, Inc.	12,936	1,856,316
Perrigo Co. PLC	15,639	699,376
Pfizer, Inc.	640,726	23,585,124
Quest Diagnostics, Inc.	15,515	1,848,923
Regeneron Pharmaceuticals, Inc.*	12,119	5,854,810
ResMed, Inc.	16,738	3,557,829
STERIS PLC	9,801	1,857,682
Stryker Corp.	37,649	9,225,511
Teleflex, Inc.	5,313	2,186,671
Thermo Fisher Scientific, Inc.	45,663	21,268,912
UnitedHealth Group, Inc.	109,486	38,394,551
Universal Health Svcs., Inc. Cl B	8,999	1,237,363
Varian Medical Systems, Inc.*	10,513	1,839,880
Vertex Pharmaceuticals, Inc.*	30,135	7,122,106
Viatris, Inc.*	139,022	2,605,272
Waters Corp.*	7,188	1,778,455
West Pharmaceutical Svcs., Inc.	8,462	2,397,369
Zimmer Biomet Hldgs., Inc.	23,812	3,669,191

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Zoetis, Inc. Cl A	54,687	$9,050,699

		491,265,440

INDUSTRIALS (8.3%)
3M Co.	66,438	11,612,698
Alaska Air Group, Inc.	14,177	737,204
Allegion PLC	10,636	1,237,818
American Airlines Group, Inc.	69,881	1,102,023
AMETEK, Inc.	26,492	3,203,942
AO Smith Corp.	15,563	853,164
Boeing Co.	61,164	13,092,766
Carrier Global Corp.	95,400	3,598,488
Caterpillar, Inc.	62,835	11,437,227
CH Robinson Worldwide, Inc.	15,714	1,475,073
Cintas Corp.	10,060	3,555,808
Copart, Inc.*	24,059	3,061,508
CSX Corp.	88,315	8,014,586
Cummins, Inc.	17,076	3,877,960
Deere & Co.	35,952	9,672,886
Delta Air Lines, Inc.	73,064	2,937,903
Dover Corp.	16,842	2,126,303
Eaton Corp. PLC	45,939	5,519,111
Emerson Electric Co.	68,849	5,533,394
Equifax, Inc.	13,960	2,692,046
Expeditors International of Washington, Inc.	19,568	1,861,112
Fastenal Co.	66,659	3,254,959
FedEx Corp.	28,027	7,276,370
Flowserve Corp.	14,970	551,645
Fortive Corp.	38,854	2,751,640
Fortune Brands Home & Security, Inc.	15,822	1,356,262
General Dynamics Corp.	26,733	3,978,405
General Electric Co.	1,001,114	10,812,031
Honeywell International, Inc.	81,325	17,297,828
Howmet Aerospace, Inc.	44,757	1,277,365
Huntington Ingalls Industries, Inc.	4,693	800,063
IDEX Corp.	8,760	1,744,992
IHS Markit Ltd.	58,006	5,210,679
Illinois Tool Works, Inc.	33,483	6,826,514
Ingersoll Rand, Inc.*	43,139	1,965,413
Jacobs Engineering Group, Inc.	14,961	1,630,151
JB Hunt Transport Svcs., Inc.	9,545	1,304,324
Johnson Controls International PLC	83,868	3,907,410
Kansas City Southern	10,790	2,202,563
L-3 Harris Technologies, Inc.	24,218	4,577,686
Lockheed Martin Corp.	28,451	10,099,536
Masco Corp.	30,220	1,659,985

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Nielsen Hldgs. PLC	41,190	$859,635
Norfolk Southern Corp.	29,274	6,955,795
Northrop Grumman Corp.	17,874	5,446,565
Old Dominion Freight Line, Inc.	11,016	2,150,103
Otis Worldwide Corp.	47,269	3,193,021
PACCAR, Inc.	40,089	3,458,879
Parker-Hannifin Corp.	14,825	4,038,478
Pentair PLC	19,385	1,029,150
Quanta Svcs., Inc.	16,098	1,159,378
Raytheon Technologies Corp.	174,360	12,468,484
Republic Svcs., Inc. Cl A	24,216	2,332,001
Robert Half International, Inc.	13,112	819,238
Rockwell Automation, Inc.	13,456	3,374,899
Rollins, Inc.	25,579	999,372
Roper Technologies, Inc.	12,026	5,184,288
Snap-on, Inc.	6,299	1,078,011
Southwest Airlines Co.	68,081	3,173,255
Stanley Black & Decker, Inc.	18,595	3,320,323
Teledyne Technologies, Inc.*	4,244	1,663,563
Textron, Inc.	26,340	1,273,012
Trane Technologies PLC	27,836	4,040,674
TransDigm Group, Inc.*	6,220	3,849,247
Union Pacific Corp.	77,741	16,187,231
United Airlines Hldgs., Inc.*	33,736	1,459,082
United Parcel Svc., Inc. Cl B	82,513	13,895,189
United Rentals, Inc.*	8,342	1,934,593
Verisk Analytics, Inc. Cl A	18,633	3,868,024
Waste Management, Inc.	44,646	5,265,103
Westinghouse Air Brake Technologies Corp.	20,522	1,502,210
WW Grainger, Inc.	5,239	2,139,293
Xylem, Inc.	20,798	2,117,028

		307,923,965

INFORMATION TECHNOLOGY (27.1%)
Accenture PLC Cl A	73,173	19,113,519
Adobe, Inc.*	55,499	27,756,160
Advanced Micro Devices, Inc.*	138,617	12,712,565
Akamai Technologies, Inc.*	18,713	1,964,678
Amphenol Corp. Cl A	34,744	4,543,473
Analog Devices, Inc.	42,485	6,276,309
ANSYS, Inc.*	9,722	3,536,864
Apple, Inc.	1,839,297	244,056,319

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Applied Materials, Inc.	105,075	$9,067,972
Arista Networks, Inc.*	6,322	1,836,984
Autodesk, Inc.*	25,114	7,668,309
Automatic Data Processing, Inc.	49,390	8,702,518
Broadcom, Inc.	46,144	20,204,150
Broadridge Financial Solutions, Inc.	13,279	2,034,343
Cadence Design Systems, Inc.*	31,528	4,301,365
CDW Corp.	16,588	2,186,133
Cisco Systems, Inc.	488,600	21,864,850
Citrix Systems, Inc.	14,035	1,825,953
Cognizant Technology Solutions Corp. Cl A	61,891	5,071,967
Corning, Inc.	88,947	3,202,092
DXC Technology Co.	29,178	751,334
F5 Networks, Inc.*	7,138	1,255,860
Fidelity National Information Svcs., Inc.	71,758	10,150,887
Fiserv, Inc.*	66,250	7,543,225
FleetCor Technologies, Inc.*	9,619	2,624,352
FLIR Systems, Inc.	15,105	662,052
Fortinet, Inc.*	15,287	2,270,578
Gartner, Inc.*	10,342	1,656,685
Global Payments, Inc.	34,398	7,410,017
Hewlett Packard Enterprise Co.	149,108	1,766,930
HP, Inc.	159,235	3,915,589
Intel Corp.	477,871	23,807,533
International Business Machines Corp.	102,838	12,945,247
Intuit, Inc.	30,159	11,455,896
IPG Photonics Corp.*	4,055	907,468
Jack Henry & Associates, Inc.	8,852	1,433,935
Juniper Networks, Inc.	38,024	855,920
Keysight Technologies, Inc.*	21,222	2,803,214
KLA Corp.	17,698	4,582,189
Lam Research Corp.	16,530	7,806,623
Leidos Hldgs., Inc.	15,622	1,642,185
Mastercard, Inc. Cl A	101,673	36,291,161
Maxim Integrated Products, Inc.	30,702	2,721,732
Microchip Technology, Inc.	30,005	4,143,991
Micron Technology, Inc.*	128,053	9,627,025
Microsoft Corp.	872,115	193,975,818
Motorola Solutions, Inc.	19,521	3,319,741
NetApp, Inc.	25,774	1,707,270
NortonLifeLock, Inc.	67,833	1,409,570
NVIDIA Corp.	71,500	37,337,300

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Oracle Corp.	218,129	$14,110,765
Paychex, Inc.	36,899	3,438,249
Paycom Software, Inc.*	5,591	2,528,530
PayPal Hldgs., Inc.*	135,003	31,617,703
Qorvo, Inc.*	13,037	2,167,662
QUALCOMM, Inc.	131,101	19,971,926
Salesforce.com, Inc.*	105,728	23,527,652
Seagate Technology PLC	25,953	1,613,238
ServiceNow, Inc.*	22,398	12,328,531
Skyworks Solutions, Inc.	19,060	2,913,893
Synopsys, Inc.*	17,398	4,510,258
TE Connectivity Ltd.	38,126	4,615,915
Teradyne, Inc.	18,901	2,266,041
Texas Instruments, Inc.	105,671	17,343,781
Tyler Technologies, Inc.*	4,650	2,029,818
VeriSign, Inc.*	11,543	2,497,905
Visa, Inc. Cl A	195,481	42,757,559
Vontier Corp.*	15,679	523,679
Western Digital Corp.	34,634	1,918,377
Western Union Co.	47,532	1,042,852
Xerox Hldgs. Corp.	19,439	450,790
Xilinx, Inc.	27,960	3,963,889
Zebra Technologies Corp. Cl A*	6,185	2,377,081

		1,007,223,944

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	25,395	6,938,422
Albemarle Corp.	12,267	1,809,628
Amcor PLC	181,520	2,136,490
Avery Dennison Corp.	9,566	1,483,782
Ball Corp.	37,764	3,518,849
Celanese Corp. Cl A	13,470	1,750,292
CF Industries Hldgs., Inc.	24,529	949,518
Corteva, Inc.	85,478	3,309,708
Dow, Inc.	85,511	4,745,860
DuPont de Nemours, Inc.	84,576	6,014,199
Eastman Chemical Co.	15,534	1,557,750
Ecolab, Inc.	28,447	6,154,793
FMC Corp.	14,990	1,722,801
Freeport-McMoRan, Inc.	166,875	4,342,087
International Flavors & Fragrances, Inc.	12,315	1,340,365
International Paper Co.	45,237	2,249,184
Linde PLC	60,477	15,936,294
LyondellBasell Industries NV Cl A	29,502	2,704,153
Martin Marietta Materials, Inc.	7,210	2,047,424
Mosaic Co.	39,436	907,422
Newmont Corp.	92,241	5,524,313
Nucor Corp.	35,041	1,863,831
Packaging Corp. of America	10,938	1,508,460
PPG Industries, Inc.	27,295	3,936,485

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Sealed Air Corp.	17,914	$820,282
Sherwin-Williams Co.	9,459	6,951,514
Vulcan Materials Co.	15,361	2,278,190
WestRock Co.	30,317	1,319,699

		95,821,795

REAL ESTATE (2.4%)
Alexandria Real Estate Equities, Inc.	14,394	2,565,299
American Tower Corp.	51,328	11,521,083
AvalonBay Communities, Inc.	16,031	2,571,853
Boston Properties, Inc.	16,326	1,543,297
CBRE Group, Inc. Cl A*	38,670	2,425,382
Crown Castle International Corp.	50,045	7,966,664
Digital Realty Trust, Inc.	32,290	4,504,778
Duke Realty Corp.	43,485	1,738,095
Equinix, Inc.	10,249	7,319,631
Equity Residential	39,698	2,353,297
Essex Property Trust, Inc.	7,535	1,788,960
Extra Space Storage, Inc.	15,046	1,743,230
Federal Realty Investment Trust	7,991	680,194
Healthpeak Properties, Inc.	62,386	1,885,929
Host Hotels & Resorts, Inc.	81,247	1,188,644
Iron Mountain, Inc.	33,324	982,391
Kimco Realty Corp.	49,860	748,399
Mid-America Apartment Communities, Inc.	13,184	1,670,281
Prologis, Inc.	85,798	8,550,629
Public Storage	17,603	4,065,061
Realty Income Corp.	40,826	2,538,152
Regency Centers Corp.	18,386	838,218
SBA Communications Corp. Cl A	12,854	3,626,499
Simon Property Group, Inc.	38,111	3,250,106
SL Green Realty Corp.	8,328	496,182
UDR, Inc.	34,561	1,328,179
Ventas, Inc.	43,493	2,132,897
Vornado Realty Trust	18,007	672,381

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Welltower, Inc.	48,297	$3,120,952
Weyerhaeuser Co.	86,444	2,898,467

		88,715,130

UTILITIES (2.7%)
AES Corp.	76,002	1,786,047
Alliant Energy Corp.	28,778	1,482,930
Ameren Corp.	28,432	2,219,402
American Electric Power Co., Inc.	57,311	4,772,287
American Water Works Co., Inc.	20,859	3,201,231
Atmos Energy Corp.	14,663	1,399,290
CenterPoint Energy, Inc.	62,568	1,353,972
CMS Energy Corp.	32,892	2,006,741
Consolidated Edison, Inc.	39,354	2,844,114
Dominion Energy, Inc.	93,425	7,025,560
DTE Energy Co.	22,267	2,703,436
Duke Energy Corp.	84,816	7,765,753
Edison International	43,409	2,726,953
Entergy Corp.	23,092	2,305,505
Evergy, Inc.	25,951	1,440,540
Eversource Energy	39,391	3,407,715
Exelon Corp.	112,566	4,752,537
FirstEnergy Corp.	62,341	1,908,258
NextEra Energy, Inc.	225,572	17,402,880
NiSource, Inc.	44,142	1,012,617
NRG Energy, Inc.	28,135	1,056,469
Pinnacle West Capital Corp.	13,013	1,040,389
PPL Corp.	89,415	2,521,503
Public Svc. Enterprise Group, Inc.	58,525	3,412,008
Sempra Energy	32,971	4,200,835
Southern Co.	121,569	7,467,984
WEC Energy Group, Inc.	36,265	3,337,468
Xcel Energy, Inc.	60,568	4,038,069

		100,592,493

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,805,870,743) 98.4%		3,653,602,447

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	0.04	02/23/21	$3,600,000	$3,599,796
U.S. Treasury Bill	A-1+	0.06	01/21/21	4,000,000	3,999,859
U.S. Treasury Bill	A-1+	0.07	01/07/21	42,000,000	41,999,520
U.S. Treasury Bill (1)	A-1+	0.08	02/16/21	11,700,000	11,698,804

					61,297,979

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $61,297,979) 1.6%					61,297,979

				Shares	Value
WARRANTS
ENERGY (0.0%) (2)
Occidental Petroleum Corp. — expiring 08/03/2027*				13,817	$94,094

TOTAL WARRANTS (Cost: $68,394) 0.0% (2)					94,094

TOTAL INVESTMENTS (Cost: $1,867,237,116) 100.0%					3,714,994,520

OTHER NET ASSETS -0.0% (2)					(931,972)

NET ASSETS 100.0%					$3,714,062,548

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.2%)
Activision Blizzard, Inc.	4,474	$415,411
Alphabet, Inc. Cl A*	1,743	3,054,852
Alphabet, Inc. Cl C*	1,681	2,944,910
AT&T, Inc.	41,240	1,186,062
CenturyLink, Inc.	5,717	55,741
Charter Communications, Inc. Cl A*	845	559,010
Comcast Corp. Cl A	26,292	1,377,701
Discovery, Inc. Cl A*	924	27,803
Discovery, Inc. Cl C*	1,700	44,523
DISH Network Corp. Cl A*	1,430	46,246
Electronic Arts, Inc.	1,679	241,104
Facebook, Inc. Cl A*	13,909	3,799,382
Fox Corp. Cl A	1,950	56,784
Fox Corp. Cl B	893	25,790
Interpublic Group of Cos., Inc.	2,253	52,991
Live Nation Entertainment, Inc.*	825	60,621
Netflix, Inc.*	2,556	1,382,106
News Corp. Cl A	2,259	40,594
News Corp. Cl B	704	12,510
Omnicom Group, Inc.	1,239	77,276
Take-Two Interactive Software, Inc.*	667	138,596
T-Mobile US, Inc.*	3,372	454,714
Twitter, Inc.*	4,620	250,173
Verizon Communications, Inc.	23,978	1,408,708
ViacomCBS, Inc. Cl B	3,247	120,983
Walt Disney Co.*	10,389	1,882,279

		19,716,870

CONSUMER DISCRETIONARY (7.3%)
Advance Auto Parts, Inc.	394	62,059
Amazon.com, Inc.*	2,470	8,044,617
Aptiv PLC	1,562	203,513
AutoZone, Inc.*	134	158,849
Best Buy Co., Inc.	1,329	132,621
Booking Hldgs., Inc.*	237	527,863
BorgWarner, Inc.	1,415	54,676
CarMax, Inc.*	944	89,170
Carnival Corp.	4,296	93,051
Chipotle Mexican Grill, Inc. Cl A*	163	226,034
Darden Restaurants, Inc.	754	89,817
Dollar General Corp.	1,420	298,626
Dollar Tree, Inc.*	1,363	147,258
Domino’s Pizza, Inc.	228	87,429
DR Horton, Inc.	1,918	132,189
eBay, Inc.	3,786	190,246
Etsy, Inc.*	737	131,120
Expedia Group, Inc.	787	104,199
Ford Motor Co.	22,621	198,838
Gap, Inc.	1,186	23,945
Garmin Ltd.	862	103,147

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
General Motors Co.	7,270	$302,723
Genuine Parts Co.	833	83,658
Hanesbrands, Inc.	2,019	29,437
Hasbro, Inc.	739	69,126
Hilton Worldwide Hldgs., Inc.	1,605	178,572
Home Depot, Inc.	6,233	1,655,609
L Brands, Inc.	1,350	50,207
Las Vegas Sands Corp.	1,897	113,061
Leggett & Platt, Inc.	768	34,022
Lennar Corp. Cl A	1,588	121,053
LKQ Corp.*	1,627	57,335
Lowe’s Cos., Inc.	4,248	681,847
Marriott International, Inc. Cl A	1,538	202,893
McDonald’s Corp.	4,317	926,342
MGM Resorts International	2,374	74,805
Mohawk Industries, Inc.*	347	48,910
Newell Brands, Inc.	2,187	46,430
NIKE, Inc. Cl B	7,274	1,029,053
Norwegian Cruise Line Hldgs. Ltd.*	1,819	46,257
NVR, Inc.*	21	85,677
O’Reilly Automotive, Inc.*	420	190,079
Pool Corp.	233	86,793
PulteGroup, Inc.	1,546	66,664
PVH Corp.	412	38,683
Ralph Lauren Corp. Cl A	279	28,943
Ross Stores, Inc.	2,057	252,620
Royal Caribbean Cruises Ltd.	1,077	80,441
Starbucks Corp.	6,806	728,106
Tapestry, Inc.	1,602	49,790
Target Corp.	2,898	511,584
Tesla, Inc.*	4,408	3,110,593
Tiffany & Co.	626	82,288
TJX Cos., Inc.	6,964	475,572
Tractor Supply Co.	677	95,173
Ulta Beauty, Inc.*	327	93,901
Under Armour, Inc. Cl A*	1,094	18,784
Under Armour, Inc. Cl C*	1,131	16,829
VF Corp.	1,846	157,667
Whirlpool Corp.	362	65,337
Wynn Resorts Ltd.	562	63,410
Yum! Brands, Inc.	1,750	189,980

		23,339,521

CONSUMER STAPLES (3.7%)
Altria Group, Inc.	10,744	440,504
Archer-Daniels-Midland Co.	3,219	162,270
Brown-Forman Corp. Cl B	1,059	84,117
Campbell Soup Co.	1,173	56,714
Church & Dwight Co., Inc.	1,442	125,786
Clorox Co.	731	147,603
Coca-Cola Co.	22,423	1,229,677
Colgate-Palmolive Co.	4,973	425,241
Conagra Brands, Inc.	2,830	102,616

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Constellation Brands, Inc. Cl A	983	$215,326
Costco Wholesale Corp.	2,555	962,673
Estee Lauder Cos., Inc. Cl A	1,313	349,507
General Mills, Inc.	3,546	208,505
Hershey Co.	855	130,242
Hormel Foods Corp.	1,627	75,834
JM Smucker Co.	661	76,412
Kellogg Co.	1,474	91,727
Kimberly-Clark Corp.	1,972	265,885
Kraft Heinz Co.	3,742	129,698
Kroger Co.	4,468	141,904
Lamb Weston Hldgs., Inc.	849	66,850
McCormick & Co., Inc.	1,442	137,855
Molson Coors Beverage Co. Cl B	1,084	48,986
Mondelez International, Inc. Cl A	8,291	484,775
Monster Beverage Corp.*	2,136	197,537
PepsiCo, Inc.	8,001	1,186,548
Philip Morris International, Inc.	9,029	747,511
Procter & Gamble Co.	14,392	2,002,503
Sysco Corp.	2,955	219,438
Tyson Foods, Inc. Cl A	1,695	109,226
Walgreens Boots Alliance, Inc.	4,157	165,781
Walmart, Inc.	8,039	1,158,822

		11,948,073

ENERGY (1.3%)
Apache Corp.	2,171	30,806
Baker Hughes Co. Cl A	3,963	82,629
Cabot Oil & Gas Corp.	2,313	37,656
Chevron Corp.	11,145	941,195
Concho Resources, Inc.	1,135	66,227
ConocoPhillips	6,172	246,818
Devon Energy Corp.	2,207	34,893
Diamondback Energy, Inc.	901	43,608
EOG Resources, Inc.	3,368	167,962
Exxon Mobil Corp.	24,440	1,007,417
Halliburton Co.	5,117	96,711
Hess Corp.	1,584	83,619
HollyFrontier Corp.	861	22,257
Kinder Morgan, Inc.	11,258	153,897
Marathon Oil Corp.	4,541	30,288
Marathon Petroleum Corp.	3,759	155,472
National Oilwell Varco, Inc.	2,236	30,700
Occidental Petroleum Corp.	4,823	83,486
ONEOK, Inc.	2,570	98,637
Phillips 66	2,528	176,808
Pioneer Natural Resources Co.	949	108,082
Schlumberger NV	8,027	175,229
TechnipFMC PLC	2,437	22,908
Valero Energy Corp.	2,357	133,336
Williams Cos., Inc.	7,030	140,952

		4,171,593

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (6.0%)
Aflac, Inc.	3,787	$168,408
Allstate Corp.	1,761	193,587
American Express Co.	3,779	456,919
American International Group, Inc.	4,992	188,997
Ameriprise Financial, Inc.	683	132,727
Aon PLC Cl A	1,326	280,144
Arthur J. Gallagher & Co.	1,115	137,937
Assurant, Inc.	344	46,860
Bank of America Corp.	44,045	1,335,004
Bank of New York Mellon Corp.	4,717	200,189
Berkshire Hathaway, Inc. Cl B*	11,274	2,614,102
BlackRock, Inc. Cl A	820	591,663
Capital One Financial Corp.	2,649	261,854
Cboe Global Markets, Inc.	626	58,293
Charles Schwab Corp.	8,648	458,690
Chubb Ltd.	2,617	402,809
Cincinnati Financial Corp.	865	75,575
Citigroup, Inc.	12,044	742,633
Citizens Financial Group, Inc.	2,469	88,292
CME Group, Inc. Cl A	2,083	379,210
Comerica, Inc.	806	45,023
Discover Financial Svcs.	1,776	160,781
Everest Re Group Ltd.	231	54,075
Fifth Third Bancorp	4,121	113,616
First Republic Bank	1,007	147,959
Franklin Resources, Inc.	1,575	39,359
Globe Life, Inc.	558	52,988
Goldman Sachs Group, Inc.	1,983	522,937
Hartford Financial Svcs. Group, Inc.	2,076	101,682
Huntington Bancshares, Inc.	5,881	74,277
Intercontinental Exchange, Inc.	3,254	375,154
Invesco Ltd.	2,178	37,962
JPMorgan Chase & Co.	17,642	2,241,769
KeyCorp	5,647	92,667
Lincoln National Corp.	1,051	52,876
Loews Corp.	1,354	60,957
M&T Bank Corp.	743	94,584
MarketAxess Hldgs., Inc.	220	125,523
Marsh & McLennan Cos., Inc.	2,935	343,395
MetLife, Inc.	4,431	208,035
Moody’s Corp.	940	272,826
Morgan Stanley	8,271	566,812
MSCI, Inc. Cl A	481	214,781
Nasdaq, Inc.	667	88,538
Northern Trust Corp.	1,205	112,234
People’s United Financial, Inc.	2,456	31,756
PNC Financial Svcs. Group, Inc.	2,454	365,646
Principal Financial Group, Inc.	1,480	73,423

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Progressive Corp.	3,392	$335,401
Prudential Financial, Inc.	2,294	179,092
Raymond James Financial, Inc.	706	67,543
Regions Financial Corp.	5,561	89,643
S&P Global, Inc.	1,396	458,907
State Street Corp.	2,038	148,326
SVB Financial Group*	300	116,349
Synchrony Financial	3,149	109,302
T. Rowe Price Group, Inc.	1,309	198,169
Travelers Cos., Inc.	1,469	206,203
Truist Financial Corp.	7,800	373,854
U.S. Bancorp	7,945	370,158
Unum Group	1,178	27,023
Wells Fargo & Co.	23,874	720,517
Willis Towers Watson PLC	748	157,589
WR Berkley Corp.	816	54,199
Zions Bancorporation	949	41,225

		19,139,028

HEALTH CARE (7.7%)
Abbott Laboratories	10,305	1,128,294
AbbVie, Inc.	10,222	1,095,287
ABIOMED, Inc.*	264	85,589
Agilent Technologies, Inc.	1,774	210,201
Alexion Pharmaceuticals, Inc.*	1,270	198,425
Align Technology, Inc.*	417	222,837
AmerisourceBergen Corp. Cl A	848	82,900
Amgen, Inc.	3,371	775,060
Anthem, Inc.	1,440	462,370
Baxter International, Inc.	2,957	237,270
Becton Dickinson & Co.	1,680	420,370
Biogen, Inc.*	886	216,946
Bio-Rad Laboratories, Inc. Cl A*	124	72,285
Boston Scientific Corp.*	8,327	299,356
Bristol-Myers Squibb Co.	13,075	811,042
Cardinal Health, Inc.	1,695	90,784
Catalent, Inc.*	960	99,907
Centene Corp.*	3,352	201,220
Cerner Corp.	1,776	139,381
Cigna Corp.	2,091	435,304
Cooper Cos., Inc.	285	103,546
CVS Health Corp.	7,572	517,168
Danaher Corp.	3,666	814,365
DaVita, Inc.*	428	50,247
DENTSPLY SIRONA, Inc.	1,265	66,235
DexCom, Inc.*	557	205,934
Edwards Lifesciences Corp.*	3,621	330,344
Eli Lilly & Co.	4,598	776,326
Gilead Sciences, Inc.	7,244	422,036
HCA Healthcare, Inc.	1,530	251,624
Henry Schein, Inc.*	826	55,226
Hologic, Inc.*	1,489	108,444

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Humana, Inc.	768	$315,087
IDEXX Laboratories, Inc.*	497	248,435
Illumina, Inc.*	846	313,020
Incyte Corp.*	1,078	93,764
Intuitive Surgical, Inc.*	681	557,126
IQVIA Hldgs., Inc.*	1,113	199,416
Johnson & Johnson	15,251	2,400,203
Laboratory Corp. of America Hldgs.*	563	114,599
McKesson Corp.	930	161,746
Medtronic PLC	7,808	914,629
Merck & Co., Inc.	14,624	1,196,243
Mettler-Toledo International, Inc.*	138	157,276
PerkinElmer, Inc.	648	92,988
Perrigo Co. PLC	788	35,239
Pfizer, Inc.	32,166	1,184,031
Quest Diagnostics, Inc.	780	92,953
Regeneron Pharmaceuticals, Inc.*	606	292,765
ResMed, Inc.	840	178,550
STERIS PLC	493	93,443
Stryker Corp.	1,895	464,351
Teleflex, Inc.	270	111,124
Thermo Fisher Scientific, Inc.	2,296	1,069,431
UnitedHealth Group, Inc.	5,510	1,932,247
Universal Health Svcs., Inc. Cl B	450	61,875
Varian Medical Systems, Inc.*	529	92,580
Vertex Pharmaceuticals, Inc.*	1,508	356,401
Viatris, Inc.*	6,953	130,299
Waters Corp.*	359	88,824
West Pharmaceutical Svcs., Inc.	429	121,540
Zimmer Biomet Hldgs., Inc.	1,201	185,062
Zoetis, Inc. Cl A	2,756	456,118

		24,697,688

INDUSTRIALS (4.9%)
3M Co.	3,341	583,973
Alaska Air Group, Inc.	717	37,284
Allegion PLC	534	62,147
American Airlines Group, Inc.	3,517	55,463
AMETEK, Inc.	1,332	161,092
AO Smith Corp.	784	42,979
Boeing Co.	3,074	658,020
Carrier Global Corp.	4,713	177,774
Caterpillar, Inc.	3,150	573,363
CH Robinson Worldwide, Inc.	784	73,594
Cintas Corp.	511	180,618
Copart, Inc.*	1,205	153,336
CSX Corp.	4,436	402,567
Cummins, Inc.	857	194,625
Deere & Co.	1,816	488,595
Delta Air Lines, Inc.	3,687	148,254

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Dover Corp.	836	$105,545
Eaton Corp. PLC	2,308	277,283
Emerson Electric Co.	3,474	279,206
Equifax, Inc.	704	135,759
Expeditors International of Washington, Inc.	982	93,398
Fastenal Co.	3,324	162,311
FedEx Corp.	1,398	362,949
Flowserve Corp.	756	27,858
Fortive Corp.	1,953	138,311
Fortune Brands Home & Security, Inc.	805	69,005
General Dynamics Corp.	1,350	200,907
General Electric Co.	50,674	547,279
Honeywell International, Inc.	4,070	865,689
Howmet Aerospace, Inc.	2,253	64,301
Huntington Ingalls Industries, Inc.	235	40,063
IDEX Corp.	440	87,648
IHS Markit Ltd.	2,922	262,483
Illinois Tool Works, Inc.	1,670	340,480
Ingersoll Rand, Inc.*	2,153	98,091
Jacobs Engineering Group, Inc.	751	81,829
JB Hunt Transport Svcs., Inc.	484	66,139
Johnson Controls International PLC	4,191	195,259
Kansas City Southern	542	110,638
L-3 Harris Technologies, Inc.	1,220	230,604
Lockheed Martin Corp.	1,430	507,621
Masco Corp.	1,520	83,493
Nielsen Hldgs. PLC	2,069	43,180
Norfolk Southern Corp.	1,473	349,999
Northrop Grumman Corp.	900	274,248
Old Dominion Freight Line, Inc.	559	109,106
Otis Worldwide Corp.	2,356	159,148
PACCAR, Inc.	2,008	173,250
Parker-Hannifin Corp.	748	203,763
Pentair PLC	968	51,391
Quanta Svcs., Inc.	805	57,976
Raytheon Technologies Corp.	8,805	629,646
Republic Svcs., Inc. Cl A	1,221	117,583
Robert Half International, Inc.	662	41,362
Rockwell Automation, Inc.	674	169,046
Rollins, Inc.	1,285	50,205
Roper Technologies, Inc.	608	262,103
Snap-on, Inc.	314	53,738
Southwest Airlines Co.	3,411	158,987
Stanley Black & Decker, Inc.	929	165,882
Teledyne Technologies, Inc.*	213	83,492
Textron, Inc.	1,327	64,134
Trane Technologies PLC	1,392	202,063
TransDigm Group, Inc.*	315	194,938
Union Pacific Corp.	3,907	813,516

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
United Airlines Hldgs., Inc.*	1,683	$72,790
United Parcel Svc., Inc. Cl B	4,143	697,681
United Rentals, Inc.*	417	96,706
Verisk Analytics, Inc. Cl A	943	195,758
Waste Management, Inc.	2,255	265,932
Westinghouse Air Brake Technologies Corp.	1,035	75,762
WW Grainger, Inc.	261	106,577
Xylem, Inc.	1,044	106,269

		15,474,064

INFORMATION TECHNOLOGY (15.8%)
Accenture PLC Cl A	3,677	960,469
Adobe, Inc.*	2,781	1,390,834
Advanced Micro Devices, Inc.*	6,972	639,402
Akamai Technologies, Inc.*	944	99,111
Amphenol Corp. Cl A	1,733	226,624
Analog Devices, Inc.	2,144	316,733
ANSYS, Inc.*	500	181,900
Apple, Inc.	92,508	12,274,887
Applied Materials, Inc.	5,292	456,700
Arista Networks, Inc.*	316	91,820
Autodesk, Inc.*	1,277	389,919
Automatic Data Processing, Inc.	2,486	438,033
Broadcom, Inc.	2,348	1,028,072
Broadridge Financial Solutions, Inc.	671	102,797
Cadence Design Systems, Inc.*	1,625	221,699
CDW Corp.	829	109,254
Cisco Systems, Inc.	24,442	1,093,779
Citrix Systems, Inc.	716	93,152
Cognizant Technology Solutions Corp. Cl A	3,101	254,127
Corning, Inc.	4,433	159,588
DXC Technology Co.	1,475	37,981
F5 Networks, Inc.*	357	62,811
Fidelity National Information Svcs., Inc.	3,607	510,246
Fiserv, Inc.*	3,329	379,040
FleetCor Technologies, Inc.*	483	131,777
FLIR Systems, Inc.	758	33,223
Fortinet, Inc.*	784	116,447
Gartner, Inc.*	521	83,459
Global Payments, Inc.	1,736	373,969
Hewlett Packard Enterprise Co.	7,456	88,354
HP, Inc.	7,963	195,810
Intel Corp.	23,663	1,178,891
International Business Machines Corp.	5,152	648,534
Intuit, Inc.	1,525	579,271
IPG Photonics Corp.*	207	46,325
Jack Henry & Associates, Inc.	442	71,600

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Juniper Networks, Inc.	1,912	$43,039
Keysight Technologies, Inc.*	1,078	142,393
KLA Corp.	895	231,724
Lam Research Corp.	834	393,873
Leidos Hldgs., Inc.	776	81,573
Mastercard, Inc. Cl A	5,111	1,824,320
Maxim Integrated Products, Inc.	1,550	137,408
Microchip Technology, Inc.	1,515	209,237
Micron Technology, Inc.*	6,445	484,535
Microsoft Corp.	43,781	9,737,770
Motorola Solutions, Inc.	979	166,489
NetApp, Inc.	1,293	85,648
NortonLifeLock, Inc.	3,441	71,504
NVIDIA Corp.	3,578	1,868,432
Oracle Corp.	10,986	710,684
Paychex, Inc.	1,867	173,967
Paycom Software, Inc.*	285	128,891
PayPal Hldgs., Inc.*	6,790	1,590,218
Qorvo, Inc.*	664	110,403
QUALCOMM, Inc.	6,541	996,456
Salesforce.com, Inc.*	5,300	1,179,409
Seagate Technology PLC	1,295	80,497
ServiceNow, Inc.*	1,136	625,289
Skyworks Solutions, Inc.	964	147,376
Synopsys, Inc.*	889	230,464
TE Connectivity Ltd.	1,915	231,849
Teradyne, Inc.	964	115,574
Texas Instruments, Inc.	5,320	873,172
Tyler Technologies, Inc.*	234	102,146
VeriSign, Inc.*	581	125,728
Visa, Inc. Cl A	9,830	2,150,116
Vontier Corp.*	780	26,052
Western Digital Corp.	1,762	97,597
Western Union Co.	2,387	52,371
Xerox Hldgs. Corp.	963	22,332
Xilinx, Inc.	1,420	201,313
Zebra Technologies Corp. Cl A*	309	118,758

		50,635,245

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,283	350,541
Albemarle Corp.	617	91,020
Amcor PLC	9,074	106,801
Avery Dennison Corp.	482	74,763
Ball Corp.	1,894	176,483
Celanese Corp. Cl A	675	87,709
CF Industries Hldgs., Inc.	1,236	47,846
Corteva, Inc.	4,313	166,999
Dow, Inc.	4,285	237,818
DuPont de Nemours, Inc.	4,252	302,360
Eastman Chemical Co.	784	78,619
Ecolab, Inc.	1,438	311,126
FMC Corp.	752	86,427

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Freeport-McMoRan, Inc.	8,435	$219,479
International Flavors & Fragrances, Inc.	619	67,372
International Paper Co.	2,273	113,013
Linde PLC	3,038	800,543
LyondellBasell Industries NV Cl A	1,488	136,390
Martin Marietta Materials, Inc.	361	102,513
Mosaic Co.	1,990	45,790
Newmont Corp.	4,643	278,069
Nucor Corp.	1,743	92,710
Packaging Corp. of America	548	75,575
PPG Industries, Inc.	1,368	197,293
Sealed Air Corp.	898	41,119
Sherwin-Williams Co.	474	348,347
Vulcan Materials Co.	767	113,754
WestRock Co.	1,520	66,166

		4,816,645

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	718	127,962
American Tower Corp.	2,582	579,556
AvalonBay Communities, Inc.	807	129,467
Boston Properties, Inc.	818	77,326
CBRE Group, Inc. Cl A*	1,947	122,116
Crown Castle International Corp.	2,502	398,293
Digital Realty Trust, Inc.	1,625	226,704
Duke Realty Corp.	2,159	86,295
Equinix, Inc.	517	369,231
Equity Residential	1,979	117,315
Essex Property Trust, Inc.	377	89,507
Extra Space Storage, Inc.	748	86,663
Federal Realty Investment Trust	398	33,878
Healthpeak Properties, Inc.	3,110	94,015
Host Hotels & Resorts, Inc.	4,067	59,500
Iron Mountain, Inc.	1,664	49,055
Kimco Realty Corp.	2,494	37,435
Mid-America Apartment Communities, Inc.	663	83,996
Prologis, Inc.	4,283	426,844
Public Storage	882	203,680
Realty Income Corp.	2,028	126,081
Regency Centers Corp.	912	41,578
SBA Communications Corp. Cl A	644	181,692
Simon Property Group, Inc.	1,903	162,288
SL Green Realty Corp.	419	24,964
UDR, Inc.	1,704	65,485
Ventas, Inc.	2,157	105,779
Vornado Realty Trust	907	33,867
Welltower, Inc.	2,412	155,863
Weyerhaeuser Co.	4,340	145,520

		4,441,955

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (1.6%)
AES Corp.	3,849	$90,452
Alliant Energy Corp.	1,449	74,667
Ameren Corp.	1,432	111,782
American Electric Power Co., Inc.	2,877	239,568
American Water Works Co., Inc.	1,051	161,297
Atmos Energy Corp.	728	69,473
CenterPoint Energy, Inc.	3,144	68,036
CMS Energy Corp.	1,660	101,277
Consolidated Edison, Inc.	1,987	143,600
Dominion Energy, Inc.	4,736	356,147
DTE Energy Co.	1,123	136,343
Duke Energy Corp.	4,259	389,954
Edison International	2,193	137,764
Entergy Corp.	1,159	115,715
Evergy, Inc.	1,312	72,829
Eversource Energy	1,990	172,155

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Exelon Corp.	5,651	$238,585
FirstEnergy Corp.	3,150	96,422
NextEra Energy, Inc.	11,349	875,575
NiSource, Inc.	2,221	50,950
NRG Energy, Inc.	1,407	52,833
Pinnacle West Capital Corp.	655	52,367
PPL Corp.	4,462	125,828
Public Svc. Enterprise Group, Inc.	2,935	171,111
Sempra Energy	1,672	213,030
Southern Co.	6,132	376,689
WEC Energy Group, Inc.	1,831	168,507
Xcel Energy, Inc.	3,044	202,943

		5,065,899

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $101,532,471) 57.4%		183,446,581

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	0.07	01/07/21	$3,000,000	$2,999,968
U.S. Treasury Bill (1)	A-1+	0.08	02/16/21	300,000	299,969

					3,299,937

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (1.0%) (Cost: $3,299,937) 1.0%					3,299,937

				Shares	Value
INDEXED ASSETS:
WARRANTS
ENERGY (0.0%) (2)
Occidental Petroleum Corp. — expiring 08/03/2027*				16	$109

TOTAL INDEXED ASSETS-WARRANTS (Cost: $79 ) 0.0% (2)					109

TOTAL INDEXED ASSETS (Cost: $104,832,487) 58.4%					$186,746,627

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Cardlytics, Inc.*	2,571	$367,061
Cogent Communications Hldgs., Inc.	3,394	203,199
Discovery, Inc. Cl A*	3,934	118,374
Discovery, Inc. Cl C*	20,699	542,107
ORBCOMM, Inc.*	36,061	267,572
Pinterest, Inc. Cl A*	4,241	279,482
Take-Two Interactive Software, Inc.*	1,643	341,399
TEGNA, Inc.	37,924	529,040
Twitter, Inc.*	3,557	192,612
ViacomCBS, Inc. Cl B	3,271	121,878
World Wrestling Entertainment, Inc. Cl A	2,233	107,296
Zynga, Inc. Cl A*	40,432	399,064

		3,469,084

CONSUMER DISCRETIONARY (5.1%)
Aptiv PLC	1,979	257,844
AutoZone, Inc.*	511	605,760
Bloomin’ Brands, Inc.	43,320	841,274
Bright Horizons Family Solutions, Inc.*	1,438	248,760
Caesars Entertainment, Inc.*	10,876	807,761
Capri Hldgs. Ltd.*	17,382	730,044
Chegg, Inc.*	5,447	492,027
Darden Restaurants, Inc.	2,134	254,202
Deckers Outdoor Corp.*	1,030	295,383
Extended Stay America, Inc.	90,171	1,335,433
Five Below, Inc.*	6,870	1,202,113
Foot Locker, Inc.	2,577	104,214
Fox Factory Hldg. Corp.*	3,546	374,848
Haverty Furniture Cos., Inc.	8,635	238,930
Johnson Outdoors, Inc. Cl A	2,469	278,084
Lithia Motors, Inc. Cl A	4,084	1,195,264
Marriott Vacations Worldwide Corp.	8,546	1,172,682
Meritage Homes Corp.*	2,695	223,200
NVR, Inc.*	78	318,229
Oxford Industries, Inc.	3,950	258,765
Ralph Lauren Corp. Cl A	4,046	419,733
Skyline Champion Corp.*	11,392	352,468
Sonic Automotive, Inc. Cl A	12,410	478,654
Sonos, Inc.*	21,264	497,365
Stamps.com, Inc.*	852	167,154
Taylor Morrison Home Corp. Cl A*	9,370	240,341
Tempur Sealy International, Inc.*	14,776	398,952
Tractor Supply Co.	3,397	477,550
Williams-Sonoma, Inc.	12,027	1,224,829
Winnebago Industries, Inc.	6,887	412,807
XPEL, Inc.*	2,765	142,563
YETI Hldgs., Inc.*	4,588	314,140

		16,361,373

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	4,999	$186,363
Church & Dwight Co., Inc.	7,114	620,554
Constellation Brands, Inc. Cl A	5,148	1,127,670
Crimson Wine Group Ltd.*	45,998	246,089
Freshpet, Inc.*	2,506	355,827
TreeHouse Foods, Inc.*	22,751	966,690
Tyson Foods, Inc. Cl A	1,424	91,762

		3,594,955

ENERGY (0.9%)
Baker Hughes Co. Cl A	3,983	83,045
ChampionX Corp.*	22,773	348,427
Cheniere Energy, Inc.*	5,807	348,595
Devon Energy Corp.	62,446	987,271
Hess Corp.	1,751	92,436
MPLX LP	4,600	99,590
PBF Energy, Inc. Cl A	45,668	324,243
Williams Cos., Inc.	23,171	464,578

		2,748,185

FINANCIALS (5.8%)
American Equity Investment Life Hldg. Co.	10,704	296,073
American Financial Group, Inc.	5,027	440,466
Ameriprise Financial, Inc.	3,716	722,130
Argo Group International Hldgs. Ltd.	5,209	227,633
Associated Banc-Corp.	9,051	154,320
BancFirst Corp.	6,178	362,649
Bank of Marin Bancorp	4,829	165,828
Banner Corp.	9,967	464,362
Brookline Bancorp, Inc.	30,280	364,571
Brown & Brown, Inc.	7,694	364,772
Bryn Mawr Bank Corp.	9,207	281,688
Cboe Global Markets, Inc.	2,302	214,362
Dime Community Bancshares, Inc.	13,376	210,939
Discover Financial Svcs.	6,306	570,882
Ellington Financial, Inc.	28,431	421,916
Enterprise Financial Svcs. Corp.	9,313	325,489
Essent Group Ltd.	9,489	409,925
Everest Re Group Ltd.	926	216,767
Fifth Third Bancorp	19,460	536,512
First Financial Bankshares, Inc.	7,155	258,832
First Interstate BancSystem, Inc. Cl A	14,740	600,950
First Republic Bank	2,587	380,107
Globe Life, Inc.	3,610	342,805
Great Southern Bancorp, Inc.	4,042	197,654
Green Dot Corp. Cl A*	6,133	342,221
Hancock Whitney Corp.	11,109	377,928

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,966	$188,134
Hartford Financial Svcs. Group, Inc.	11,262	551,613
Houlihan Lokey, Inc. Cl A	2,903	195,169
Investors Bancorp, Inc.	21,253	224,432
iShares Micro-Cap ETF	1,474	174,890
iShares Russell 2000 Value ETF	100	13,175
iShares Russell Mid-Cap ETF	6,530	447,632
iShares Russell Mid-Cap Value ETF	4,700	455,712
KeyCorp	14,714	241,457
Lincoln National Corp.	2,169	109,122
M&T Bank Corp.	3,072	391,066
Moelis & Co. Cl A	16,468	770,043
Peoples Bancorp, Inc.	4,665	126,375
Primerica, Inc.	3,965	531,032
Progressive Corp.	3,800	375,744
Raymond James Financial, Inc.	2,270	217,171
Reinsurance Group of America, Inc. Cl A	1,673	193,901
RLI Corp.	2,164	225,381
Safety Insurance Group, Inc.	1,404	109,372
Selective Insurance Group, Inc.	8,261	553,322
Starwood Property Trust, Inc.	23,301	449,709
Stifel Financial Corp.	5,067	255,681
Stock Yards Bancorp, Inc.	19,047	771,023
SVB Financial Group*	834	323,450
Synchrony Financial	4,509	156,507
TriCo Bancshares	7,816	275,748
UMB Financial Corp.	5,486	378,479
Voya Financial, Inc.	3,702	217,715
Webster Financial Corp.	5,092	214,628
Zions Bancorporation	4,796	208,338

		18,597,802

HEALTH CARE (6.1%)
1Life Healthcare, Inc.*	4,728	206,377
ACADIA Pharmaceuticals, Inc.*	5,346	285,797
Acceleron Pharma, Inc.*	1,159	148,283
Agilent Technologies, Inc.	6,308	747,435
Alder Biopharmaceuticals, Inc. — contingent value rights*	6,208	5,463	††
Align Technology, Inc.*	685	366,050
Allakos, Inc.*	1,055	147,700
Alnylam Pharmaceuticals, Inc.*	1,231	159,993
Amicus Therapeutics, Inc.*	10,704	247,155
Arrowhead Pharmaceuticals, Inc.*	3,918	300,628
Biohaven Pharmaceutical Hldg. Co. Ltd.*	2,118	181,534

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Blueprint Medicines Corp.*	2,338	$262,207
CareDx, Inc.*	3,103	224,812
Centene Corp.*	3,071	184,353
Chemed Corp.	640	340,871
ChemoCentryx, Inc.*	2,726	168,794
Coherus Biosciences, Inc.*	6,862	119,262
CRISPR Therapeutics AG*	985	150,813
Emergent BioSolutions, Inc.*	3,011	269,786
Envista Hldgs. Corp.*	4,944	166,761
Esperion Therapeutics, Inc.*	3,974	103,324
Exact Sciences Corp.*	1,569	207,877
Fate Therapeutics, Inc.*	3,083	280,337
FibroGen, Inc.*	3,648	135,304
Globus Medical, Inc. Cl A*	2,678	174,659
HealthEquity, Inc.*	3,857	268,871
Hill-Rom Hldgs., Inc.	1,927	188,788
Horizon Therapeutics PLC*	8,863	648,329
Humana, Inc.	702	288,010
IDEXX Laboratories, Inc.*	513	256,434
Incyte Corp.*	1,978	172,047
Inmode Ltd.*	2,920	138,642
Insmed, Inc.*	4,944	164,586
Inspire Medical Systems, Inc.*	1,240	233,231
Insulet Corp.*	992	253,585
Intersect ENT, Inc.*	6,197	141,911
Invitae Corp.*	6,717	280,838
iRhythm Technologies, Inc.*	1,542	365,778
Karyopharm Therapeutics, Inc.*	6,588	101,982
Kodiak Sciences, Inc.*	1,938	284,712
Krystal Biotech, Inc.*	1,656	99,360
LHC Group, Inc.*	1,786	380,990
Madrigal Pharmaceuticals, Inc.*	995	110,614
Masimo Corp.*	601	161,296
Medpace Hldgs., Inc.*	1,228	170,938
Mettler-Toledo International, Inc.*	356	405,726
Mirati Therapeutics, Inc.*	1,455	319,576
Moderna, Inc.*	1,954	204,134
NanoString Technologies, Inc.*	7,410	495,581
NantKwest, Inc.*	8,421	112,252
Natera, Inc.*	2,960	294,579
Neogen Corp.*	2,486	197,140
NeoGenomics, Inc.*	4,993	268,823
Nevro Corp.*	896	155,098
Novavax, Inc.*	1,235	137,715
Omnicell, Inc.*	2,136	256,363
Orchard Therapeutics PLC*	12,726	54,976
OrthoPediatrics Corp.*	2,120	87,450
Pacific Biosciences of California, Inc.*	13,708	355,585
Penumbra, Inc.*	1,167	204,225
Quidel Corp.*	1,242	223,125

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Repligen Corp.*	1,961	$375,786
Sage Therapeutics, Inc.*	2,505	216,708
Schrodinger, Inc.*	2,139	169,366
SeaSpine Hldgs. Corp.*	11,313	197,412
Sientra, Inc.*	68,305	265,706
Silk Road Medical, Inc.*	2,306	145,232
Simulations Plus, Inc.	4,265	306,739
Sorrento Therapeutics, Inc.*	11,240	76,713
STAAR Surgical Co.*	3,249	257,386
Supernus Pharmaceuticals, Inc.*	20,062	504,760
Syneos Health, Inc. Cl A*	5,468	372,535
Tactile Systems Technology, Inc.*	3,180	142,908
Tandem Diabetes Care, Inc.*	3,557	340,333
Theravance Biopharma, Inc.*	4,304	76,482
Ultragenyx Pharmaceutical, Inc.*	2,110	292,087
Veeva Systems, Inc. Cl A*	1,428	388,772
Vericel Corp.*	20,050	619,144
Xencor, Inc.*	3,219	140,445
Zimmer Biomet Hldgs., Inc.	3,687	568,129

		19,525,508

INDUSTRIALS (7.0%)
Alaska Air Group, Inc.	12,635	657,020
Arcosa, Inc.	8,380	460,313
Array Technologies, Inc.*	4,154	179,204
Axon Enterprise, Inc.*	4,123	505,191
Bloom Energy Corp. Cl A*	7,565	216,813
Boise Cascade Co.	6,397	305,777
Builders FirstSource, Inc.*	7,979	325,623
Carlisle Cos., Inc.	5,916	923,961
Casella Waste Systems, Inc. Cl A*	2,599	161,008
Clean Harbors, Inc.*	3,315	252,272
Deluxe Corp.	19,769	577,255
Dover Corp.	5,471	690,714
Ducommun, Inc.*	3,055	164,053
EMCOR Group, Inc.	3,398	310,781
Encore Wire Corp.	8,879	537,801
EnPro Industries, Inc.	6,757	510,289
ESCO Technologies, Inc.	6,736	695,290
Exponent, Inc.	2,805	252,534
Federal Signal Corp.	6,418	212,885
Franklin Electric Co., Inc.	3,240	224,240
Generac Hldgs., Inc.*	1,232	280,169
Gorman-Rupp Co.	5,711	185,322
HEICO Corp. Cl A	2,886	337,835
IAA, Inc.*	6,661	432,832
ICF International, Inc.	4,342	322,741
Jacobs Engineering Group, Inc.	2,210	240,802
Kansas City Southern	2,238	456,843
L-3 Harris Technologies, Inc.	1,884	356,114
Lennox International, Inc.	1,542	422,462

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Masonite International Corp.*	2,171	$213,496
Miller Industries, Inc.	23,700	901,074
Mueller Industries, Inc.	31,094	1,091,710
Old Dominion Freight Line, Inc.	5,237	1,022,157
Oshkosh Corp.	2,402	206,740
Plug Power, Inc.*	6,761	229,265
Quanta Svcs., Inc.	4,421	318,400
Rexnord Corp.	10,930	431,626
Rockwell Automation, Inc.	1,582	396,781
Saia, Inc.*	1,854	335,203
Simpson Manufacturing Co., Inc.	3,692	345,018
SPX FLOW, Inc.*	12,801	741,946
Stanley Black & Decker, Inc.	1,696	302,838
Sunrun, Inc.*	5,794	401,988
Teledyne Technologies, Inc.*	712	279,090
Tetra Tech, Inc.	2,103	243,485
Trane Technologies PLC	4,235	614,752
TransUnion	2,200	218,284
Trex Co., Inc.*	10,587	886,344
UFP Industries, Inc.	7,238	402,071
Upwork, Inc.*	7,322	252,755
VSE Corp.	13,470	518,460
Werner Enterprises, Inc.	6,558	257,205
WESCO International, Inc. Preferred	717	22,406
Woodward, Inc.	3,997	485,754

		22,316,992

INFORMATION TECHNOLOGY (6.9%)
Akoustis Technologies, Inc.*	11,671	142,736
Altair Engineering, Inc. Cl A*	3,422	199,092
Amphenol Corp. Cl A	3,543	463,318
Analog Devices, Inc.	1,939	286,449
Blackline, Inc.*	2,765	368,796
Cambium Networks Corp.*	7,357	184,513
Ciena Corp.*	9,226	487,594
Cloudera, Inc.*	29,449	409,635
CMC Materials, Inc.	1,417	214,392
Cohu, Inc.	12,711	485,306
Concentrix Corp.*	3,666	361,834
Domo, Inc. Cl B*	4,755	303,226
DXC Technology Co.	13,425	345,694
EchoStar Corp. Cl A*	2,391	50,665
EPAM Systems, Inc.*	1,556	557,593
Euronet Worldwide, Inc.*	3,109	450,556
Everspin Technologies, Inc.*	19,356	89,038
Five9, Inc.*	8,818	1,537,859
FLIR Systems, Inc.	5,290	231,861
Globant S.A.*	1,653	359,709
Guidewire Software, Inc.*	2,038	262,352
Hewlett Packard Enterprise Co.	17,596	208,512
II-VI, Inc.*	11,008	836,168
Keysight Technologies, Inc.*	1,353	178,718
KLA Corp.	1,588	411,149

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Lattice Semiconductor Corp.*	4,532	$207,656
LivePerson, Inc.*	5,311	330,503
Lumentum Hldgs., Inc.*	6,096	577,901
ManTech International Corp. Cl A	3,210	285,498
Marvell Technology Group Ltd.	4,901	232,994
MAXIMUS, Inc.	2,193	160,506
MaxLinear, Inc. Cl A*	11,937	455,874
Microchip Technology, Inc.	1,783	246,250
MKS Instruments, Inc.	1,762	265,093
Monolithic Power Systems, Inc.	1,080	395,528
Motorola Solutions, Inc.	1,822	309,849
New Relic, Inc.*	1,793	117,262
NortonLifeLock, Inc.	3,983	82,767
Novanta, Inc.*	2,109	249,326
Okta, Inc. Cl A*	1,447	367,914
Palo Alto Networks, Inc.*	710	252,327
Perficient, Inc.*	11,205	533,918
Ping Identity Hldg. Corp.*	4,915	140,766
Plexus Corp.*	2,040	159,548
Proofpoint, Inc.*	2,651	361,623
PTC, Inc.*	4,613	551,761
Q2 Hldgs., Inc.*	2,024	256,097
Qorvo, Inc.*	1,441	239,595
Rapid7, Inc.*	7,123	642,210
Richardson Electronics Ltd.*	37,948	178,735
RingCentral, Inc. Cl A*	479	181,527
Sailpoint Technologies Hldgs., Inc.*	12,475	664,169
Sequans Communications S.A.*	17,177	103,749
Silicon Laboratories, Inc.*	1,995	254,043
SiTime Corp.*	1,369	153,232
Skyworks Solutions, Inc.	1,401	214,185
Splunk, Inc.*	2,499	424,555
Synaptics, Inc.*	4,280	412,592
Synopsys, Inc.*	1,681	435,783
Twilio, Inc. Cl A*	1,547	523,660
ViaSat, Inc.*	18,158	592,859
Western Digital Corp.	1,539	85,246
Xperi Hldg. Corp.	20,633	431,229
Zendesk, Inc.*	4,720	675,525

		22,180,620

MATERIALS (2.2%)
Ashland Global Hldgs., Inc.	2,590	205,128
Avient Corp.	7,072	284,860
Coeur Mining, Inc.*	71,137	736,268
Crown Hldgs., Inc.*	14,273	1,430,155
Ferro Corp.*	21,705	317,545
Ferroglobe Representation & Warranty Insurance Trust*	6,270	0	††
FMC Corp.	1,412	162,282

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Freeport-McMoRan, Inc.	13,345	$347,237
Hawkins, Inc.	1,567	81,970
Innospec, Inc.	2,602	236,079
International Flavors & Fragrances, Inc.	2,033	221,272
Kaiser Aluminum Corp.	2,904	287,206
Newmont Corp.	12,676	759,166
Packaging Corp. of America	3,969	547,364
Steel Dynamics, Inc.	3,475	128,123
Stepan Co.	1,984	236,731
Valvoline, Inc.	23,960	554,435
Vulcan Materials Co.	2,015	298,846

		6,834,667

REAL ESTATE (2.7%)
Alexander’s, Inc.	711	197,196
American Campus Communities, Inc.	3,273	139,986
Apartment Income REIT Corp.*	4,222	162,167
AvalonBay Communities, Inc.	1,143	183,371
Brandywine Realty Trust	13,002	154,854
Camden Property Trust	2,363	236,111
Cousins Properties, Inc.	10,041	336,373
CTO Realty Growth, Inc.	2,630	110,881
Duke Realty Corp.	27,094	1,082,947
Easterly Government Properties, Inc.	27,085	613,475
EastGroup Properties, Inc.	1,412	194,941
Equity Commonwealth	10,609	289,414
Equity LifeStyle Properties, Inc.	1,849	117,153
Highwoods Properties, Inc.	7,918	313,790
Host Hotels & Resorts, Inc.	16,698	244,292
Industrial Logistics Properties Trust	11,619	270,606
JBG SMITH Properties	6,965	217,796
Kilroy Realty Corp.	6,999	401,743
Medical Properties Trust, Inc.	18,400	400,936
Physicians Realty Trust	6,469	115,148
PotlatchDeltic Corp.	6,351	317,677
Prologis, Inc.	2,771	276,158
QTS Realty Trust, Inc. Cl A	6,988	432,417
Realty Income Corp.	2,855	177,495
Redfin Corp.*	5,267	361,474
Sabra Health Care REIT, Inc.	11,883	206,408
Sun Communities, Inc.	2,940	446,733
Vornado Realty Trust	1,749	65,308
Welltower, Inc.	7,204	465,523
Weyerhaeuser Co.	3,412	114,404

		8,646,777

UTILITIES (1.8%)
AES Corp.	9,559	224,636
Ameren Corp.	4,088	319,109
Atmos Energy Corp.	1,790	170,820
Avista Corp.	8,399	337,136

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Black Hills Corp.	6,197	$380,806
Chesapeake Utilities Corp.	2,694	291,518
DTE Energy Co.	2,410	292,599
Entergy Corp.	2,524	251,996
Evergy, Inc.	13,230	734,397
Fortis, Inc.	9,520	388,606
NiSource, Inc.	23,726	544,274
NorthWestern Corp.	4,040	235,572
Portland General Electric Co.	6,452	275,952

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
PPL Corp.	6,404	$180,593
Public Svc. Enterprise Group, Inc.	5,818	339,189
Sempra Energy	4,315	549,774
Spire, Inc.	4,133	264,678

		5,781,655

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $96,647,513) 40.7%		130,057,618

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit	0.01	01/04/21	$3,979,557	$3,979,557

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,979,557) 1.2%				3,979,557

TOTAL INVESTMENTS (Cost: $205,459,557) 100.3%				320,783,802

OTHER NET ASSETS -0.3%				(840,041)

NET ASSETS 100.0%				$319,943,761

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.4%)
ORBCOMM, Inc.*	527,395	$3,913,271
TEGNA, Inc.	533,241	7,438,712

		11,351,983

CONSUMER DISCRETIONARY (11.8%)
Bloomin’ Brands, Inc.	379,574	7,371,327
Capri Hldgs. Ltd.*	165,806	6,963,852
Extended Stay America, Inc.	557,344	8,254,265
Haverty Furniture Cos., Inc.	120,884	3,344,860
Johnson Outdoors, Inc. Cl A	35,214	3,966,153
Marriott Vacations Worldwide Corp.	60,699	8,329,117
Meritage Homes Corp.*	37,289	3,088,275
Oxford Industries, Inc.	55,553	3,639,277
Sonic Automotive, Inc. Cl A	173,725	6,700,573
Williams-Sonoma, Inc.	39,945	4,067,999

		55,725,698

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	625,193	3,344,783
TreeHouse Foods, Inc.*	211,219	8,974,695

		12,319,478

ENERGY (3.2%)
ChampionX Corp.*	319,439	4,887,417
Devon Energy Corp.	443,984	7,019,387
PBF Energy, Inc. Cl A	457,555	3,248,640

		15,155,444

FINANCIALS (24.8%)
American Equity Investment Life Hldg. Co.	151,837	4,199,811
Argo Group International Hldgs. Ltd.	74,036	3,235,373
BancFirst Corp.	86,391	5,071,152
Bank of Marin Bancorp	71,480	2,454,623
Banner Corp.	145,503	6,778,985
Brookline Bancorp, Inc.	426,931	5,140,249
Bryn Mawr Bank Corp.	129,990	3,977,044
Dime Community Bancshares, Inc.	219,887	3,467,618
Ellington Financial, Inc.	389,910	5,786,264
Enterprise Financial Svcs. Corp.	133,471	4,664,811
Essent Group Ltd.	130,599	5,641,877
First Interstate BancSystem, Inc. Cl A	218,396	8,904,005
Great Southern Bancorp, Inc.	58,777	2,874,195
Green Dot Corp. Cl A*	85,745	4,784,571
Hancock Whitney Corp.	156,164	5,312,699
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,505	2,632,662
Investors Bancorp, Inc.	310,168	3,275,374
Moelis & Co. Cl A	90,797	4,245,668
Peoples Bancorp, Inc.	65,051	1,762,232
Safety Insurance Group, Inc.	19,491	1,518,349

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Selective Insurance Group, Inc.	117,097	$7,843,157
Stifel Financial Corp.	70,723	3,568,683
Stock Yards Bancorp, Inc.	267,298	10,820,223
TriCo Bancshares	107,936	3,807,982
UMB Financial Corp.	80,036	5,521,684

		117,289,291

HEALTH CARE (6.1%)
NanoString Technologies, Inc.*	62,810	4,200,733
Novavax, Inc.*	18,175	2,026,694
Pacific Biosciences of California, Inc.*	70,729	1,834,710
SeaSpine Hldgs. Corp.*	158,484	2,765,546
Sientra, Inc.*	488,799	1,901,428
Supernus Pharmaceuticals, Inc.*	201,062	5,058,720
Syneos Health, Inc. Cl A*	76,874	5,237,426
Vericel Corp.*	179,012	5,527,890

		28,553,147

INDUSTRIALS (20.1%)
Arcosa, Inc.	122,080	6,705,854
Boise Cascade Co.	89,487	4,277,479
Builders FirstSource, Inc.*	110,330	4,502,567
Deluxe Corp.	278,029	8,118,447
Encore Wire Corp.	124,524	7,542,419
EnPro Industries, Inc.	94,373	7,127,049
ICF International, Inc.	33,131	2,462,627
Miller Industries, Inc.	351,144	13,350,495
Mueller Industries, Inc.	315,313	11,070,639
Rexnord Corp.	162,181	6,404,528
SPX FLOW, Inc.*	109,970	6,373,861
UFP Industries, Inc.	101,841	5,657,268
VSE Corp.	192,611	7,413,597
Werner Enterprises, Inc.	92,162	3,614,594
WESCO International, Inc. Preferred	11,914	372,312

		94,993,736

INFORMATION TECHNOLOGY (9.3%)
Cloudera, Inc.*	229,287	3,189,382
Cohu, Inc.	106,736	4,075,181
Concentrix Corp.*	51,531	5,086,110
EchoStar Corp. Cl A*	39,435	835,628
Everspin Technologies, Inc.*	118,818	546,563
II-VI, Inc.*	74,485	5,657,881
ManTech International Corp. Cl A	44,961	3,998,831
Perficient, Inc.*	40,019	1,906,905
Plexus Corp.*	28,354	2,217,566
Richardson Electronics Ltd.*	591,339	2,785,207
Sequans Communications S.A.*	224,330	1,354,953
Synaptics, Inc.*	26,386	2,543,610

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
ViaSat, Inc.*	114,588	$3,741,298
Xperi Hldg. Corp.	288,760	6,035,084

		43,974,199

MATERIALS (4.8%)
Avient Corp.	97,153	3,913,323
Coeur Mining, Inc.*	609,290	6,306,152
Ferro Corp.*	315,767	4,619,671
Kaiser Aluminum Corp.	40,646	4,019,889
Stepan Co.	29,715	3,545,594

		22,404,629

REAL ESTATE (9.1%)
Alexander’s, Inc.	6,418	1,780,032
Cousins Properties, Inc.	139,963	4,688,761
CTO Realty Growth, Inc.	38,165	1,609,036
Easterly Government Properties, Inc.	274,125	6,208,931
Equity Commonwealth	149,136	4,068,430
Highwoods Properties, Inc.	110,961	4,397,384

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Industrial Logistics Properties Trust	164,395	$3,828,760
JBG SMITH Properties	96,707	3,024,028
Medical Properties Trust, Inc.	256,819	5,596,086
PotlatchDeltic Corp.	93,493	4,676,520
Sabra Health Care REIT, Inc.	165,858	2,880,954

		42,758,922

UTILITIES (4.5%)
Avista Corp.	117,277	4,707,499
Black Hills Corp.	87,081	5,351,127
NorthWestern Corp.	55,634	3,244,019
Portland General Electric Co.	103,561	4,429,304
Spire, Inc.	58,132	3,722,773

		21,454,722

TOTAL COMMON STOCKS (Cost: $389,931,032) 98.7%		465,981,249

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill	A-1+	0.06	01/21/21	$2,000,000	$1,999,930
U.S. Treasury Bill	A-1+	0.07	01/07/21	8,000,000	7,999,913

					9,999,843

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,999,843) 2.1%					9,999,843

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		0.01	01/04/21	$71,672	$71,672

TOTAL TEMPORARY CASH INVESTMENT (Cost: $71,672) 0.0% (2)					71,672

TOTAL INVESTMENTS (Cost: $400,002,547) 100.8%					476,052,764

OTHER NET ASSETS -0.8%					(3,620,086)

NET ASSETS 100.0%					$472,432,678

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
Cardlytics, Inc.*	48,555	$6,932,197
Cogent Communications Hldgs., Inc.	64,371	3,853,892
World Wrestling Entertainment, Inc. Cl A	42,518	2,042,990
Zynga, Inc. Cl A*	198,964	1,963,775

		14,792,854

CONSUMER DISCRETIONARY (16.4%)
Bloomin’ Brands, Inc.	336,846	6,541,549
Caesars Entertainment, Inc.*	134,784	10,010,408
Chegg, Inc.*	45,198	4,082,735
Deckers Outdoor Corp.*	19,520	5,597,946
Extended Stay America, Inc.	503,576	7,457,961
Five Below, Inc.*	55,975	9,794,505
Fox Factory Hldg. Corp.*	67,266	7,110,689
Lithia Motors, Inc. Cl A	37,184	10,882,641
Marriott Vacations Worldwide Corp.	25,987	3,565,936
Skyline Champion Corp.*	216,897	6,710,793
Sonos, Inc.*	404,515	9,461,606
Stamps.com, Inc.*	16,218	3,181,809
Taylor Morrison Home Corp. Cl A*	109,088	2,798,107
Tempur Sealy International, Inc.*	117,048	3,160,296
Williams-Sonoma, Inc.	58,012	5,907,942
Winnebago Industries, Inc.	68,735	4,119,976
XPEL, Inc.*	52,217	2,692,309
YETI Hldgs., Inc.*	87,055	5,960,656

		109,037,864

CONSUMER STAPLES (1.5%)
BJ’s Wholesale Club Hldgs., Inc.*	95,112	3,545,776
Freshpet, Inc.*	47,466	6,739,697

		10,285,473

FINANCIALS (4.4%)
First Financial Bankshares, Inc.	135,840	4,914,012
Houlihan Lokey, Inc. Cl A	55,816	3,752,510
iShares Micro-Cap ETF	24,938	2,958,894
iShares Russell 2000 Growth ETF	15,000	4,300,500
Moelis & Co. Cl A	118,752	5,552,843
Primerica, Inc.	28,731	3,847,943
RLI Corp.	40,929	4,262,755

		29,589,457

HEALTH CARE (31.4%)
1Life Healthcare, Inc.*	89,608	3,911,389
ACADIA Pharmaceuticals, Inc.*	52,327	2,797,401
Acceleron Pharma, Inc.*	21,341	2,730,368
Alder Biopharmaceuticals, Inc.—contingent value rights*	103,657	91,218	††

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Allakos, Inc.*	20,170	$2,823,800
Amicus Therapeutics, Inc.*	202,859	4,684,014
Arrowhead Pharmaceuticals, Inc.*	74,240	5,696,435
Biohaven Pharmaceutical Hldg. Co. Ltd.*	40,359	3,459,170
Blueprint Medicines Corp.*	44,339	4,972,619
CareDx, Inc.*	62,840	4,552,758
ChemoCentryx, Inc.*	51,650	3,198,168
Coherus Biosciences, Inc.*	130,047	2,260,217
CRISPR Therapeutics AG*	18,718	2,865,913
Emergent BioSolutions, Inc.*	57,042	5,110,963
Esperion Therapeutics, Inc.*	75,283	1,957,358
Fate Therapeutics, Inc.*	58,738	5,341,046
FibroGen, Inc.*	69,084	2,562,326
Globus Medical, Inc. Cl A*	52,320	3,412,310
HealthEquity, Inc.*	73,249	5,106,188
Horizon Therapeutics PLC*	31,930	2,335,680
Inmode Ltd.*	55,474	2,633,906
Insmed, Inc.*	93,671	3,118,308
Inspire Medical Systems, Inc.*	23,612	4,441,181
Intersect ENT, Inc.*	122,524	2,805,800
Invitae Corp.*	126,942	5,307,445
iRhythm Technologies, Inc.*	29,063	6,894,034
Karyopharm Therapeutics, Inc.*	125,692	1,945,712
Kodiak Sciences, Inc.*	39,225	5,762,545
Krystal Biotech, Inc.*	31,676	1,900,560
LHC Group, Inc.*	34,146	7,284,025
Madrigal Pharmaceuticals, Inc.*	18,858	2,096,444
Medpace Hldgs., Inc.*	23,491	3,269,947
Mirati Therapeutics, Inc.*	27,617	6,065,798
NanoString Technologies, Inc.*	55,679	3,723,812
NantKwest, Inc.*	160,209	2,135,586
Natera, Inc.*	57,272	5,699,709
Neogen Corp.*	47,180	3,741,374
NeoGenomics, Inc.*	97,013	5,223,180
Nevro Corp.*	17,262	2,988,052
Omnicell, Inc.*	39,875	4,785,797
Orchard Therapeutics PLC*	242,166	1,046,157
OrthoPediatrics Corp.*	41,641	1,717,691
Pacific Biosciences of California, Inc.*	164,219	4,259,841
Quidel Corp.*	9,751	1,751,767
Repligen Corp.*	15,503	2,970,840
Sage Therapeutics, Inc.*	24,869	2,151,417
Schrodinger, Inc.*	40,630	3,217,083
Sientra, Inc.*	647,575	2,519,067
Silk Road Medical, Inc.*	43,860	2,762,303
Simulations Plus, Inc.	80,508	5,790,135
Sorrento Therapeutics, Inc.*	212,860	1,452,770
STAAR Surgical Co.*	61,915	4,904,906

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Supernus Pharmaceuticals, Inc.*	108,854	$2,738,767
Tactile Systems Technology, Inc.*	60,234	2,706,916
Tandem Diabetes Care, Inc.*	38,896	3,721,569
Theravance Biopharma, Inc.*	81,090	1,440,969
Ultragenyx Pharmaceutical, Inc.*	39,912	5,525,018
Vericel Corp.*	139,710	4,314,245
Xencor, Inc.*	65,720	2,867,364

		209,551,381

INDUSTRIALS (14.5%)
Array Technologies, Inc.*	78,680	3,394,255
Axon Enterprise, Inc.*	27,198	3,332,571
Bloom Energy Corp. Cl A*	142,876	4,094,826
Casella Waste Systems, Inc. Cl A*	49,405	3,060,640
Ducommun, Inc.*	57,907	3,109,606
EMCOR Group, Inc.	64,321	5,882,799
ESCO Technologies, Inc.	66,551	6,869,394
Exponent, Inc.	53,325	4,800,850
Federal Signal Corp.	122,078	4,049,327
Franklin Electric Co., Inc.	61,485	4,255,377
Gorman-Rupp Co.	108,179	3,510,408
IAA, Inc.*	38,865	2,525,448
ICF International, Inc.	40,836	3,035,340
Masonite International Corp.*	40,821	4,014,337
Plug Power, Inc.*	128,178	4,346,516
Saia, Inc.*	35,154	6,355,843
Simpson Manufacturing Co., Inc.	70,067	6,547,761
Sunrun, Inc.*	109,530	7,599,191
Tetra Tech, Inc.	40,842	4,728,687
Trex Co., Inc.*	76,169	6,376,869
Upwork, Inc.*	139,041	4,799,695

		96,689,740

INFORMATION TECHNOLOGY (22.6%)
Akoustis Technologies, Inc.*	229,499	2,806,773
Altair Engineering, Inc. Cl A*	64,835	3,772,100
Blackline, Inc.*	52,399	6,988,979
Cambium Networks Corp.*	137,405	3,446,117
Cloudera, Inc.*	253,593	3,527,479
CMC Materials, Inc.	26,871	4,065,582
Cohu, Inc.	100,938	3,853,813

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Domo, Inc. Cl B*	90,467	$5,769,081
Everspin Technologies, Inc.*	212,879	979,243
Five9, Inc.*	70,422	12,281,597
Globant S.A.*	31,829	6,926,309
II-VI, Inc.*	111,580	8,475,617
Lattice Semiconductor Corp.*	86,760	3,975,343
LivePerson, Inc.*	104,211	6,485,051
Lumentum Hldgs., Inc.*	58,242	5,521,342
MAXIMUS, Inc.	43,602	3,191,230
MaxLinear, Inc. Cl A*	226,919	8,666,037
New Relic, Inc.*	34,755	2,272,977
Novanta, Inc.*	40,129	4,744,050
Perficient, Inc.*	152,891	7,285,256
Ping Identity Hldg. Corp.*	93,487	2,677,468
Q2 Hldgs., Inc.*	39,268	4,968,580
Rapid7, Inc.*	134,723	12,146,626
Sailpoint Technologies Hldgs., Inc.*	236,828	12,608,723
Silicon Laboratories, Inc.*	37,648	4,794,096
SiTime Corp.*	26,038	2,914,433
Synaptics, Inc.*	45,151	4,352,556
ViaSat, Inc.*	43,730	1,427,784

		150,924,242

MATERIALS (2.5%)
Coeur Mining, Inc.*	524,317	5,426,683
Ferroglobe Representation & Warranty Insurance Trust*	73,530	0	††
Hawkins, Inc.	29,715	1,554,394
Innospec, Inc.	44,848	4,069,060
Valvoline, Inc.	239,762	5,548,095

		16,598,232

REAL ESTATE (3.0%)
Easterly Government Properties, Inc.	188,953	4,279,785
EastGroup Properties, Inc.	27,011	3,729,139
Physicians Realty Trust	124,867	2,222,632
QTS Realty Trust, Inc. Cl A	49,161	3,042,083
Redfin Corp.*	93,549	6,420,268

		19,693,907

UTILITIES (0.8%)
Chesapeake Utilities Corp.	50,664	5,482,351

TOTAL COMMON STOCKS (Cost: $437,293,197) 99.3%		662,645,501

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	0.07	01/07/21	$5,000,000	$4,999,946

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,999,946) 0.8%					4,999,946

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		0.01	01/04/21	$314,771	$314,771

TOTAL TEMPORARY CASH INVESTMENT (Cost: $314,771) 0.0% (2)					314,771

TOTAL INVESTMENTS (Cost: $442,607,914) 100.1%					667,960,218

OTHER NET ASSETS -0.1%					(887,143)

NET ASSETS 100.0%					$667,073,075

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.5%)
AMC Networks, Inc. Cl A*	3,591	$128,450
ATN International, Inc.	1,317	54,998
Cincinnati Bell, Inc.*	6,087	93,009
Cogent Communications Hldgs., Inc.	5,038	301,625
Consolidated Communications Hldgs., Inc.*	8,801	43,037
EW Scripps Co. Cl A	6,847	104,691
Gannett Co., Inc.*	14,804	49,741
Glu Mobile, Inc.*	17,705	159,522
Iridium Communications, Inc.*	14,095	554,286
Marcus Corp.	2,771	37,353
Meredith Corp.	4,864	93,389
QuinStreet, Inc.*	5,850	125,424
Scholastic Corp.	3,586	89,650
Shenandoah Telecommunications Co.	6,004	259,673
Spok Hldgs., Inc.	2,108	23,462
TechTarget, Inc.*	2,838	167,754
Vonage Hldgs. Corp.*	28,035	360,951

		2,647,015

CONSUMER DISCRETIONARY (14.6%)
Aaron’s Co., Inc.*	3,952	74,930
Abercrombie & Fitch Co. Cl A	7,486	152,415
American Axle & Manufacturing Hldgs., Inc.*	13,636	113,724
American Public Education, Inc.*	1,779	54,224
America’s Car-Mart, Inc.*	737	80,952
Asbury Automotive Group, Inc.*	2,322	338,408
Barnes & Noble Education, Inc.*	3,610	16,786
Bed Bath & Beyond, Inc.	15,286	271,479
Big Lots, Inc.	4,290	184,170
BJ’s Restaurants, Inc.	2,653	102,114
Bloomin’ Brands, Inc.	9,460	183,713
Boot Barn Hldgs., Inc.*	3,474	150,633
Brinker International, Inc.	5,408	305,931
Buckle, Inc.	3,442	100,506
Caleres, Inc.	4,541	71,067
Callaway Golf Co.	11,301	271,337
Capri Hldgs. Ltd.*	18,308	768,936
Cato Corp. Cl A	2,367	22,700
Cavco Industries, Inc.*	1,026	180,012
Century Communities, Inc.*	3,484	152,529
Cheesecake Factory, Inc.	5,010	185,671
Chico’s FAS, Inc.	14,091	22,405
Children’s Place, Inc.*	1,747	87,525
Chuy’s Hldgs., Inc.*	2,372	62,834
Conn’s, Inc.*	2,327	27,203
Cooper Tire & Rubber Co.	6,050	245,025
Cooper-Standard Hldgs., Inc.*	2,041	70,761

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Core-Mark Hldg. Co., Inc.	5,353	$157,218
Crocs, Inc.*	8,110	508,173
Dave & Buster’s Entertainment, Inc.	5,663	170,003
Designer Brands, Inc. Cl A	7,022	53,718
Dine Brands Global, Inc.	1,937	112,346
Dorman Products, Inc.*	3,441	298,748
El Pollo Loco Hldgs., Inc.*	2,267	41,033
Ethan Allen Interiors, Inc.	2,618	52,910
Fiesta Restaurant Group, Inc.*	2,080	23,712
Fossil Group, Inc.*	5,655	49,029
GameStop Corp. Cl A*	6,594	124,231
Genesco, Inc.*	1,699	51,123
Gentherm, Inc.*	3,925	255,988
G-III Apparel Group Ltd.*	5,192	123,258
Group 1 Automotive, Inc.	2,040	267,526
Guess?, Inc.	4,494	101,654
Haverty Furniture Cos., Inc.	2,006	55,506
Hibbett Sports, Inc.*	1,999	92,314
Installed Building Products, Inc.*	2,710	276,230
iRobot Corp.*	3,378	271,220
Kontoor Brands, Inc.	5,628	228,272
La-Z-Boy, Inc.	5,533	220,435
LCI Industries	3,021	391,763
LGI Homes, Inc.*	2,649	280,397
Liquidity Svcs., Inc.*	3,154	50,180
Lumber Liquidators Hldgs., Inc.*	3,453	106,145
M/I Homes, Inc.*	3,448	152,712
Macy’s, Inc.	37,511	421,999
MarineMax, Inc.*	2,649	92,794
MDC Hldgs., Inc.	6,169	299,813
Meritage Homes Corp.*	4,525	374,760
Michaels Cos., Inc.*	8,811	114,631
Monarch Casino & Resort, Inc.*	1,544	94,524
Monro, Inc.	3,973	211,761
Motorcar Parts of America, Inc.*	2,280	44,734
Movado Group, Inc.*	1,988	33,041
ODP Corp.	6,256	183,301
Oxford Industries, Inc.	2,038	133,509
Patrick Industries, Inc.	2,635	180,102
Perdoceo Education Corp.*	8,305	104,892
PetMed Express, Inc.	2,435	78,066
Red Robin Gourmet Burgers, Inc.*	1,865	35,864
Regis Corp.*	2,913	26,770
Rent-A-Center, Inc.	5,811	222,503
Ruth’s Hospitality Group, Inc.	3,819	67,711
Sally Beauty Hldgs., Inc.*	13,435	175,192
Shake Shack, Inc. Cl A*	4,252	360,485
Shoe Carnival, Inc.	1,027	40,238
Shutterstock, Inc.	2,648	189,862

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Signet Jewelers Ltd.	6,290	$171,528
Sleep Number Corp.*	3,333	272,839
Sonic Automotive, Inc. Cl A	2,836	109,384
Stamps.com, Inc.*	2,188	429,264
Standard Motor Products, Inc.	2,424	98,075
Steven Madden Ltd.	9,281	327,805
Sturm Ruger & Co., Inc.	2,100	136,647
Tupperware Brands Corp.*	5,940	192,397
Unifi, Inc.*	1,795	31,843
Universal Electronics, Inc.*	1,651	86,611
Vera Bradley, Inc.*	2,633	20,959
Vista Outdoor, Inc.*	7,000	166,320
Winnebago Industries, Inc.	4,054	242,997
Wolverine World Wide, Inc.	9,866	308,312
YETI Hldgs., Inc.*	8,989	615,477
Zumiez, Inc.*	2,498	91,876

		15,602,720

CONSUMER STAPLES (3.6%)
Andersons, Inc.	3,676	90,099
B&G Foods, Inc.	7,734	214,464
Calavo Growers, Inc.	1,999	138,791
Cal-Maine Foods, Inc.*	4,486	168,405
Central Garden & Pet Co.*	1,172	45,251
Central Garden & Pet Co. Cl A*	4,689	170,351
Chefs’ Warehouse, Inc.*	3,884	99,780
Coca-Cola Consolidated, Inc.	557	148,312
Fresh Del Monte Produce, Inc.	3,639	87,591
Inter Parfums, Inc.	2,125	128,541
J&J Snack Foods Corp.	1,793	278,578
John B Sanfilippo & Son, Inc.	1,059	83,513
Medifast, Inc.	1,416	278,017
MGP Ingredients, Inc.	1,587	74,684
National Beverage Corp.	1,395	118,436
PriceSmart, Inc.	2,795	254,597
Seneca Foods Corp. Cl A*	804	32,080
Simply Good Foods Co.*	10,086	316,297
SpartanNash Co.	4,305	74,950
United Natural Foods, Inc.*	9,954	158,965
Universal Corp.	2,938	142,816
USANA Health Sciences, Inc.*	1,444	111,332
Vector Group Ltd.	15,254	177,709
WD-40 Co.	1,641	435,981

		3,829,540

ENERGY (3.0%)
Archrock, Inc.	15,463	133,910
Bonanza Creek Energy, Inc.*	2,241	43,318
Bristow Group, Inc.*	2,783	73,248
Callon Petroleum Co.*	4,807	63,260
CONSOL Energy, Inc.*	3,500	25,235
Core Laboratories N.V.	5,340	141,563

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
DMC Global, Inc.	1,779	$76,942
Dorian LPG Ltd.*	4,020	49,004
Dril-Quip, Inc.*	4,226	125,174
Exterran Corp.*	2,973	13,141
Green Plains, Inc.*	4,010	52,812
Helix Energy Solutions Group, Inc.*	17,071	71,698
Helmerich & Payne, Inc.	13,011	301,335
Laredo Petroleum, Inc.*	1,084	21,355
Matador Resources Co.*	13,245	159,735
Nabors Industries Ltd.	777	45,245
Oceaneering International, Inc.*	11,971	95,169
Oil States International, Inc.*	7,417	37,233
Par Pacific Hldgs., Inc.*	4,811	67,258
Patterson-UTI Energy, Inc.	22,705	119,428
PBF Energy, Inc. Cl A	11,574	82,175
PDC Energy, Inc.*	11,943	245,190
Penn Virginia Corp.*	1,827	18,544
ProPetro Hldg. Corp.*	9,702	71,698
QEP Resources, Inc.	29,211	69,814
Range Resources Corp.*	30,670	205,489
Renewable Energy Group, Inc.*	4,730	334,979
REX American Resources Corp.*	631	46,360
RPC, Inc.*	6,974	21,968
SM Energy Co.	12,839	78,575
Southwestern Energy Co.*	78,084	232,690
Talos Energy, Inc.*	2,817	23,212
US Silica Hldgs., Inc.	8,894	62,436

		3,209,193

FINANCIALS (18.0%)
Allegiance Bancshares, Inc.	2,259	77,100
Ambac Financial Group, Inc.*	5,476	84,221
American Equity Investment Life Hldg. Co.	11,051	305,671
Ameris Bancorp	8,359	318,227
AMERISAFE, Inc.	2,322	133,352
Apollo Commercial Real Estate Finance, Inc.	15,501	173,146
ARMOUR Residential REIT, Inc.	7,781	83,957
Assured Guaranty Ltd.	9,672	304,571
Axos Financial, Inc.*	6,150	230,809
Banc of California, Inc.	5,337	78,507
BancFirst Corp.	2,237	131,312
BankUnited, Inc.	11,131	387,136
Banner Corp.	4,218	196,517
Berkshire Hills Bancorp, Inc.	6,030	103,234
Blucora, Inc.*	5,744	91,387
Boston Private Financial Hldgs., Inc.	9,849	83,224
Brightsphere Investment Group, Inc.	7,214	139,086

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Brookline Bancorp, Inc.	9,495	$114,320
Cadence BanCorp Cl A	15,130	248,435
Capitol Federal Financial, Inc.	15,483	193,538
Capstead Mortgage Corp.	11,577	67,262
Central Pacific Financial Corp.	3,372	64,102
City Hldg. Co.	1,896	131,867
Columbia Banking System, Inc.	8,604	308,884
Community Bank System, Inc.	6,447	401,713
Customers Bancorp, Inc.*	3,503	63,685
CVB Financial Corp.	15,353	299,384
Dime Community Bancshares, Inc.	3,405	53,697
Donnelley Financial Solutions, Inc.*	3,563	60,464
Eagle Bancorp, Inc.	3,881	160,285
eHealth, Inc.*	3,089	218,114
Employers Hldgs., Inc.	3,485	112,182
Encore Capital Group, Inc.*	3,775	147,036
Enova International, Inc.*	4,283	106,090
EZCORP, Inc. Cl A*	6,270	30,033
FB Financial Corp.	3,751	130,272
First BanCorp.	26,237	241,905
First Bancorp/Southern Pines NC	3,434	116,172
First Commonwealth Financial Corp.	11,545	126,302
First Financial Bancorp	11,799	206,836
First Hawaiian, Inc.	15,721	370,701
First Midwest Bancorp, Inc.	13,736	218,677
Flagstar Bancorp, Inc.	5,697	232,210
Granite Point Mortgage Trust, Inc.	6,623	66,164
Great Western Bancorp, Inc.	6,607	138,086
Green Dot Corp. Cl A*	6,363	355,055
Greenhill & Co., Inc.	1,722	20,905
Hanmi Financial Corp.	3,693	41,879
HCI Group, Inc.	741	38,754
Heritage Financial Corp.	4,311	100,834
HomeStreet, Inc.	2,610	88,088
Hope Bancorp, Inc.	14,810	161,577
Horace Mann Educators Corp.	4,974	209,107
Independent Bank Corp.	3,959	289,165
Independent Bank Group, Inc.	4,420	276,338
Invesco Mortgage Capital, Inc.	21,718	73,407
iShares Core S&P Small-Cap ETF	23,301	2,141,362
James River Group Hldgs. Ltd.	3,653	179,545

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
KKR Real Estate Finance Trust, Inc.	3,267	$58,545
Meta Financial Group, Inc.	4,020	146,971
Mr Cooper Group, Inc.*	8,614	267,292
National Bank Hldgs. Corp. Cl A	3,706	121,409
NBT Bancorp, Inc.	5,239	168,172
New York Mortgage Trust, Inc.	45,060	166,271
NMI Hldgs., Inc. Cl A*	10,181	230,600
Northfield Bancorp, Inc.	5,742	70,799
Northwest Bancshares, Inc.	15,367	195,776
OFG Bancorp	6,160	114,206
Old National Bancorp.	19,904	329,610
Pacific Premier Bancorp, Inc.	11,361	355,940
Palomar Hldgs., Inc.*	2,597	230,717
Park National Corp.	1,705	179,042
PennyMac Mortgage Investment Trust	11,824	207,984
Piper Sandler Cos.	1,653	166,788
PRA Group, Inc.*	5,481	217,376
Preferred Bank	1,640	82,771
ProAssurance Corp.	6,476	115,208
Provident Financial Svcs., Inc.	8,751	157,168
Ready Capital Corp.	4,890	60,881
Redwood Trust, Inc.	13,442	118,021
Renasant Corp.	6,751	227,374
S&T Bancorp, Inc.	4,744	117,841
Safety Insurance Group, Inc.	1,695	132,041
Seacoast Banking Corp. of Florida*	6,614	194,782
ServisFirst Bancshares, Inc.	5,642	227,316
Simmons First National Corp. Cl A	13,090	282,613
Southside Bancshares, Inc.	3,766	116,859
Stewart Information Svcs. Corp.	3,202	154,849
StoneX Group, Inc.*	1,946	112,673
Third Point Reinsurance Ltd.*	9,867	93,934
Tompkins Financial Corp.	1,452	102,511
Triumph Bancorp, Inc.*	2,728	132,444
Trupanion, Inc.*	3,925	469,862
TrustCo Bank Corp.	11,616	77,479
United Community Banks, Inc.	10,428	296,572
United Fire Group, Inc.	2,585	64,884
United Insurance Hldgs. Corp.	2,514	14,380
Universal Insurance Hldgs., Inc.	3,429	51,812
Veritex Hldgs., Inc.	5,971	153,216
Virtus Investment Partners, Inc.	859	186,403
Waddell & Reed Financial, Inc. Cl A	7,510	191,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Walker & Dunlop, Inc.	3,479	$320,138
Westamerica BanCorp	3,227	178,421
WisdomTree Investments, Inc.	13,351	71,428
World Acceptance Corp.*	479	48,963

		19,307,511

HEALTH CARE (11.9%)
Addus HomeCare Corp.*	1,801	210,879
Allscripts Healthcare Solutions, Inc.*	18,967	273,883
AMN Healthcare Svcs., Inc.*	5,643	385,135
Amphastar Pharmaceuticals, Inc.*	4,395	88,383
AngioDynamics, Inc.*	4,537	69,552
ANI Pharmaceuticals, Inc.*	1,153	33,483
Anika Therapeutics, Inc.*	1,726	78,119
BioTelemetry, Inc.*	4,114	296,537
Cardiovascular Systems, Inc.*	4,828	211,273
Coherus Biosciences, Inc.*	7,610	132,262
Community Health Systems, Inc.*	13,450	99,933
Computer Programs & Systems, Inc.	1,523	40,877
CONMED Corp.	3,807	426,384
Contra Progenics Pharmaceuticals, Inc .— contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	12,552	328,360
CorVel Corp.*	1,096	116,176
Covetrus, Inc.*	11,882	341,489
Cross Country Healthcare, Inc.*	4,195	37,210
CryoLife, Inc.*	4,683	110,566
Cutera, Inc.*	2,102	50,679
Cytokinetics, Inc.*	8,509	176,817
Eagle Pharmaceuticals, Inc.*	1,397	65,058
Enanta Pharmaceuticals, Inc.*	2,146	90,347
Endo International PLC*	27,638	198,441
Ensign Group, Inc.	6,065	442,260
Fulgent Genetics, Inc.*	1,603	83,516
Glaukos Corp.*	5,400	406,404
Hanger, Inc.*	4,587	100,868
HealthStream, Inc.*	3,046	66,525
Heska Corp.*	1,067	155,409
HMS Hldgs. Corp.*	10,638	390,946
Innoviva, Inc.*	7,525	93,235
Inogen, Inc.*	2,207	98,609
Integer Hldgs. Corp.*	3,945	320,295
Invacare Corp.	4,114	36,820
Lannett Co., Inc.*	4,106	26,771
Lantheus Hldgs., Inc.*	8,043	108,500
LeMaitre Vascular, Inc.	2,030	82,215
Luminex Corp.	5,192	120,039

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Magellan Health, Inc.*	2,733	$226,402
MEDNAX, Inc.*	10,267	251,952
Meridian Bioscience, Inc.*	5,187	96,945
Merit Medical Systems, Inc.*	5,850	324,733
Mesa Laboratories, Inc.	584	167,398
Myriad Genetics, Inc.*	9,037	178,707
Natus Medical, Inc.*	4,074	81,643
NeoGenomics, Inc.*	13,381	720,433
NextGen Healthcare, Inc.*	6,652	121,332
Omnicell, Inc.*	5,083	610,062
OraSure Technologies, Inc.*	8,631	91,359
Orthofix Medical, Inc.*	2,343	100,702
Owens & Minor, Inc.	8,812	238,365
Pacira BioSciences, Inc.*	5,205	311,467
Pennant Group, Inc.*	3,047	176,909
Phibro Animal Health Corp. Cl A	2,448	47,540
Providence Svc. Corp.*	1,480	205,172
R1 RCM, Inc.*	14,063	337,793
RadNet, Inc.*	5,147	100,727
REGENXBIO, Inc.*	3,614	163,931
Select Medical Hldgs. Corp.*	12,948	358,142
Simulations Plus, Inc.	1,814	130,463
Spectrum Pharmaceuticals, Inc.*	17,602	60,023
Supernus Pharmaceuticals, Inc.*	6,322	159,061
Surmodics, Inc.*	1,642	71,460
Tabula Rasa HealthCare, Inc.*	2,582	110,613
Tactile Systems Technology, Inc.*	2,338	105,070
Tivity Health, Inc.*	4,492	87,998
US Physical Therapy, Inc.	1,543	185,546
Vanda Pharmaceuticals, Inc.*	6,598	86,698
Varex Imaging Corp.*	4,713	78,613
Xencor, Inc.*	6,922	302,007
Zynex, Inc.*	2,328	31,335

		12,714,856

INDUSTRIALS (17.1%)
AAON, Inc.	4,907	326,953
AAR Corp.	3,990	144,518
ABM Industries, Inc.	8,041	304,271
Aegion Corp. Cl A*	3,715	70,548
Aerojet Rocketdyne Hldgs., Inc.*	8,617	455,408
AeroVironment, Inc.*	2,625	228,113
Alamo Group, Inc.	1,184	163,333
Albany International Corp. Cl A	3,685	270,553
Allegiant Travel Co. Cl A	1,577	298,431
American Woodmark Corp.*	2,039	191,360
Apogee Enterprises, Inc.	3,170	100,426
Applied Industrial Technologies, Inc.	4,637	361,640

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
ArcBest Corp.	3,051	$130,186
Arcosa, Inc.	5,799	318,539
Astec Industries, Inc.	2,697	156,102
Atlas Air Worldwide Hldgs., Inc.*	3,141	171,310
AZZ, Inc.	3,136	148,772
Barnes Group, Inc.	5,590	283,357
Boise Cascade Co.	4,686	223,991
Brady Corp. Cl A	5,802	306,462
Chart Industries, Inc.*	4,193	493,893
CIRCOR International, Inc.*	2,418	92,948
Comfort Systems USA, Inc.	4,371	230,177
Cubic Corp.	3,781	234,573
Deluxe Corp.	5,006	146,175
DXP Enterprises, Inc.*	1,988	44,193
Echo Global Logistics, Inc.*	3,196	85,717
Encore Wire Corp.	2,478	150,092
Enerpac Tool Group Corp. Cl A	7,198	162,747
EnPro Industries, Inc.	2,466	186,232
ESCO Technologies, Inc.	3,115	321,530
Exponent, Inc.	6,200	558,186
Federal Signal Corp.	7,271	241,179
Forrester Research, Inc.*	1,321	55,350
Forward Air Corp.	3,306	254,033
Foundation Building Materials, Inc.*	2,698	51,829
Franklin Electric Co., Inc.	4,621	319,819
Gibraltar Industries, Inc.*	3,902	280,710
GMS, Inc.*	5,113	155,844
Granite Construction, Inc.	5,616	150,003
Greenbrier Cos., Inc.	3,941	143,374
Griffon Corp.	5,392	109,889
Harsco Corp.*	9,456	170,019
Hawaiian Hldgs., Inc.	5,494	97,244
Heartland Express, Inc.	5,919	107,134
Heidrick & Struggles International, Inc.	2,325	68,309
Hillenbrand, Inc.	8,976	357,245
Hub Group, Inc. Cl A*	4,031	229,767
Insteel Industries, Inc.	2,319	51,644
Interface, Inc. Cl A	7,026	73,773
John Bean Technologies Corp.	3,955	450,356
Kaman Corp.	3,320	189,672
Kelly Svcs., Inc. Cl A	4,041	83,123
Korn Ferry	6,468	281,358
Lindsay Corp.	1,303	167,383
Lydall, Inc.*	2,023	60,751
Marten Transport Ltd.	7,046	121,403
Matrix Svc. Co.*	3,204	35,308
Matson, Inc.	5,198	296,130
Matthews International Corp. Cl A	3,794	111,544
Meritor, Inc.*	8,700	242,817

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Moog, Inc. Cl A	3,512	$278,502
Mueller Industries, Inc.	6,859	240,820
MYR Group, Inc.*	1,999	120,140
National Presto Industries, Inc.	624	55,180
NOW, Inc.*	13,173	94,582
Park Aerospace Corp.	2,250	30,173
PGT Innovations, Inc.*	7,080	144,007
Pitney Bowes, Inc.	20,820	128,251
Powell Industries, Inc.	1,060	31,259
Proto Labs, Inc.*	3,219	493,795
Quanex Building Products Corp.	3,936	87,261
Raven Industries, Inc.	4,309	142,585
Resideo Technologies, Inc.*	16,770	356,530
Resources Connection, Inc.	3,661	46,019
Saia, Inc.*	3,143	568,254
SEACOR Hldgs., Inc.*	2,302	95,418
SkyWest, Inc.	6,011	242,303
SPX Corp.*	5,379	293,371
SPX FLOW, Inc.*	5,062	293,394
Standex International Corp.	1,487	115,272
Team, Inc.*	3,671	40,014
Tennant Co.	2,219	155,707
Titan International, Inc.	6,056	29,432
Triumph Group, Inc.	6,283	78,914
TrueBlue, Inc.*	4,235	79,152
UFP Industries, Inc.	7,358	408,737
UniFirst Corp.	1,825	386,334
US Ecology, Inc.	3,792	137,763
Veritiv Corp.*	1,489	30,956
Viad Corp.	2,447	88,508
Vicor Corp.*	2,536	233,870
Wabash National Corp.	6,366	109,686
Watts Water Technologies, Inc. Cl A	3,295	401,002
WESCO International, Inc. Preferred	823	25,719

		18,380,656

INFORMATION TECHNOLOGY (14.4%)
3D Systems Corp.*	14,909	156,246
8x8, Inc.*	12,772	440,251
ADTRAN, Inc.	5,759	85,060
Advanced Energy Industries, Inc.*	4,590	445,092
Agilysys, Inc.*	2,437	93,532
Alarm.com Hldgs., Inc.*	5,388	557,389
Applied Optoelectronics, Inc.*	2,545	21,658
Arlo Technologies, Inc.*	9,554	74,426
Axcelis Technologies, Inc.*	4,023	117,150
Badger Meter, Inc.	3,490	328,269
Bel Fuse, Inc. Cl B	1,227	18,442
Benchmark Electronics, Inc.	4,385	118,439
Bottomline Technologies DE, Inc.*	4,686	247,140

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Brooks Automation, Inc.	8,886	$602,915
CalAmp Corp.*	4,227	41,932
Cardtronics PLC Cl A*	4,272	150,802
CEVA, Inc.*	2,652	120,666
Cohu, Inc.	5,027	191,931
Comtech Telecommunications Corp.	3,002	62,111
CSG Systems International, Inc.	3,964	178,657
CTS Corp.	3,872	132,926
Daktronics, Inc.	4,391	20,550
Diebold Nixdorf, Inc.*	9,302	99,159
Digi International, Inc.*	3,506	66,263
Diodes, Inc.*	5,054	356,307
DSP Group, Inc.*	2,645	43,881
Ebix, Inc.	2,816	106,924
ePlus, Inc.*	1,622	142,655
EVERTEC, Inc.	7,166	281,767
ExlService Hldgs., Inc.*	4,060	345,628
Extreme Networks, Inc.*	14,763	101,717
Fabrinet*	4,432	343,879
FARO Technologies, Inc.*	2,125	150,089
FormFactor, Inc.*	9,257	398,236
Harmonic, Inc.*	11,715	86,574
Ichor Hldgs. Ltd.*	2,777	83,713
Insight Enterprises, Inc.*	4,217	320,872
Itron, Inc.*	4,858	465,882
Knowles Corp.*	10,992	202,583
Kulicke & Soffa Industries, Inc.	7,485	238,098
LivePerson, Inc.*	7,436	462,742
ManTech International Corp. Cl A	3,261	290,033
MaxLinear, Inc. Cl A*	8,106	309,568
Methode Electronics, Inc.	4,501	172,298
MicroStrategy, Inc. Cl A*	871	338,427
MTS Systems Corp.	2,315	134,640
NETGEAR, Inc.*	3,658	148,625
NIC, Inc.	8,053	208,009
OneSpan, Inc.*	4,103	84,850
Onto Innovation, Inc.*	5,848	278,072
OSI Systems, Inc.*	2,002	186,626
PC Connection, Inc.*	1,321	62,470
PDF Solutions, Inc.*	3,519	76,010
Perficient, Inc.*	3,966	188,980
Photronics, Inc.*	7,860	87,718
Plantronics, Inc.	4,531	122,473
Plexus Corp.*	3,462	270,763
Power Integrations, Inc.	7,180	587,755
Progress Software Corp.	5,414	244,659
Rambus, Inc.*	13,651	238,346
Rogers Corp.*	2,243	348,315
Sanmina Corp.*	7,824	249,507
ScanSource, Inc.*	3,059	80,696
SMART Global Hldgs., Inc.*	1,657	62,353

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
SPS Commerce, Inc.*	4,229	$459,227
Sykes Enterprises, Inc.*	4,742	178,631
TTEC Hldgs., Inc.	2,189	159,644
TTM Technologies, Inc.*	11,900	164,161
Ultra Clean Hldgs., Inc.*	4,841	150,797
Unisys Corp.*	7,540	148,387
Veeco Instruments, Inc.*	5,927	102,893
Viavi Solutions, Inc.*	27,538	412,382
Virtusa Corp.*	3,422	174,967
Xperi Hldg. Corp.	12,707	265,576

		15,490,411

MATERIALS (5.5%)
AdvanSix, Inc.*	3,334	66,647
Allegheny Technologies, Inc.*	15,194	254,803
American Vanguard Corp.	3,201	49,679
Arconic Corp.*	11,565	344,637
Balchem Corp.	3,879	446,938
Carpenter Technology Corp.	5,746	167,323
Century Aluminum Co.*	6,035	66,566
Clearwater Paper Corp.*	1,973	74,481
Cleveland-Cliffs, Inc.	47,898	697,395
Ferro Corp.*	9,883	144,588
FutureFuel Corp.	3,092	39,268
GCP Applied Technologies, Inc.*	5,791	136,957
Glatfelter Corp.	5,332	87,338
Hawkins, Inc.	1,141	59,686
Haynes International, Inc.	1,522	36,284
HB Fuller Co.	6,210	322,175
Innospec, Inc.	2,956	268,198
Kaiser Aluminum Corp.	1,894	187,317
Koppers Hldgs., Inc.*	2,542	79,209
Kraton Corp.*	3,810	105,880
Livent Corp.*	17,543	330,510
Materion Corp.	2,441	155,541
Mercer International, Inc.*	4,709	48,267
Myers Industries, Inc.	4,288	89,105
Neenah, Inc.	2,018	111,636
Olympic Steel, Inc.	1,088	14,503
Quaker Chemical Corp.	1,586	401,877
Rayonier Advanced Materials, Inc.*	7,573	49,376
Schweitzer-Mauduit International, Inc.	3,753	150,908
Stepan Co.	2,554	304,743
SunCoke Energy, Inc.	9,986	43,439
TimkenSteel Corp.*	4,603	21,496
Tredegar Corp.	3,087	51,553
Trinseo S.A.	4,577	234,388
US Concrete, Inc.*	1,897	75,823
Warrior Met Coal, Inc.	6,130	130,692

		5,849,226

REAL ESTATE (7.7%)
Acadia Realty Trust	10,346	146,810

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Agree Realty Corp.	6,640	$442,091
Alexander & Baldwin, Inc.	8,689	149,277
American Assets Trust, Inc.	5,977	172,616
Armada Hoffler Properties, Inc.	6,958	78,069
Brandywine Realty Trust	20,433	243,357
CareTrust REIT, Inc.	11,451	253,983
Centerspace	1,562	110,340
Chatham Lodging Trust	5,646	60,977
Community Healthcare Trust, Inc.	2,644	124,559
CoreCivic, Inc.	14,390	94,254
DiamondRock Hospitality Co.*	23,947	197,563
Diversified Healthcare Trust	28,580	117,750
Easterly Government Properties, Inc.	9,743	220,679
Essential Properties Realty Trust, Inc.	12,559	266,251
Four Corners Property Trust, Inc.	8,803	262,065
Franklin Street Properties Corp.	11,574	50,578
GEO Group, Inc.	14,578	129,161
Getty Realty Corp.	4,321	119,000
Global Net Lease, Inc.	10,734	183,981
Hersha Hospitality Trust Cl A	4,374	34,511
Independence Realty Trust, Inc.	11,373	152,739
Industrial Logistics Properties Trust	7,849	182,803
Innovative Industrial Properties, Inc. Cl A	2,662	487,492
iStar, Inc.	8,866	131,660
Kite Realty Group Trust	10,072	150,677
Lexington Realty Trust	33,261	353,232
LTC Properties, Inc.	4,718	183,577
Mack-Cali Realty Corp.	10,349	128,949
Marcus & Millichap, Inc.*	2,881	107,260
National Storage Affiliates Trust	7,465	268,964

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
NexPoint Residential Trust, Inc.	2,660	$112,545
Office Properties Income Trust	5,787	131,481
RE/MAX Hldgs., Inc. Cl A	2,234	81,161
Realogy Hldgs. Corp.*	13,871	181,987
Retail Opportunity Investments Corp.	14,151	189,482
Retail Properties of America, Inc. Cl A	25,731	220,257
RPT Realty	9,666	83,611
Safehold, Inc.	1,727	125,190
Saul Centers, Inc.	1,552	49,167
SITE Centers Corp.	18,082	182,990
St Joe Co.	3,760	159,612
Summit Hotel Properties, Inc.	12,708	114,499
Tanger Factory Outlet Centers, Inc.	11,269	112,239
Uniti Group, Inc.	27,952	327,877
Universal Health Realty Income Trust	1,540	98,976
Urstadt Biddle Properties, Inc. Cl A	3,607	50,967
Washington Real Estate Investment Trust	9,874	213,575
Whitestone REIT Cl B	4,793	38,200
Xenia Hotels & Resorts, Inc.	13,659	207,617

		8,286,658

UTILITIES (1.5%)
American States Water Co.	4,430	352,229
Avista Corp.	8,212	329,630
California Water Svc. Group	5,997	324,018
Chesapeake Utilities Corp.	2,093	226,483
Northwest Natural Hldg. Co.	3,676	169,059
South Jersey Industries, Inc.	12,047	259,613

		1,661,032

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $87,474,916) 99.8%		106,978,818

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	0.01	01/04/21	$248,887	$248,887

TOTAL TEMPORARY CASH INVESTMENT (Cost: $248,887) 0.2%				248,887

TOTAL INVESTMENTS (Cost: $87,723,803) 100.0%				107,227,705

OTHER NET ASSETS -0.0% (2)				(50,392)

NET ASSETS 100.0%				$107,177,313

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Discovery, Inc. Cl A*	17,470	$525,672
Discovery, Inc. Cl C*	18,337	480,246

		1,005,918

CONSUMER DISCRETIONARY (5.9%)
Capri Hldgs. Ltd.*	24,151	1,014,342
Foot Locker, Inc.	11,795	476,990
Marriott Vacations Worldwide Corp.	12,436	1,706,468
Ralph Lauren Corp. Cl A	5,197	539,137
Taylor Morrison Home Corp. Cl A*	16,128	413,683
Williams-Sonoma, Inc.	10,790	1,098,853

		5,249,473

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	4,453	975,430
TreeHouse Foods, Inc.*	31,954	1,357,725
Tyson Foods, Inc. Cl A	6,336	408,292

		2,741,447

ENERGY (3.7%)
Baker Hughes Co. Cl A	19,021	396,588
Cheniere Energy, Inc.*	10,254	615,547
Devon Energy Corp.	29,502	466,427
Hess Corp.	7,779	410,653
MPLX LP	21,029	455,278
PBF Energy, Inc. Cl A	58,951	418,552
Williams Cos., Inc.	26,573	532,789

		3,295,834

FINANCIALS (19.3%)
American Financial Group, Inc.	20,394	1,786,922
Ameriprise Financial, Inc.	11,631	2,260,252
Associated Banc-Corp.	39,046	665,734
Discover Financial Svcs.	12,797	1,158,513
Everest Re Group Ltd.	4,237	991,839
Fifth Third Bancorp	34,235	943,859
Hartford Financial Svcs. Group, Inc.	14,449	707,712
KeyCorp.	64,383	1,056,525
Lincoln National Corp.	9,651	485,542
Progressive Corp.	16,841	1,665,238
Reinsurance Group of America, Inc. Cl A	7,628	884,085
Starwood Property Trust, Inc.	35,135	678,106
SVB Financial Group*	3,612	1,400,842
Synchrony Financial	18,292	634,915
Voya Financial, Inc.	16,432	966,366
Zions Bancorporation	22,145	961,979

		17,248,429

HEALTH CARE (8.3%)
Agilent Technologies, Inc.	15,762	1,867,639
Centene Corp.*	14,503	870,615
Envista Hldgs. Corp.*	20,062	676,691

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hill-Rom Hldgs., Inc.	9,070	$888,588
Horizon Therapeutics PLC*	7,730	565,450
Humana, Inc.	3,203	1,314,095
Zimmer Biomet Hldgs., Inc.	8,341	1,285,265

		7,468,343

INDUSTRIALS (18.6%)
Alaska Air Group, Inc.	22,372	1,163,344
Carlisle Cos., Inc.	13,060	2,039,711
Dover Corp.	7,680	969,600
HEICO Corp. Cl A	4,740	554,864
Jacobs Engineering Group, Inc.	9,450	1,029,672
L-3 Harris Technologies, Inc.	8,323	1,573,214
Mueller Industries, Inc.	37,675	1,322,769
Old Dominion Freight Line, Inc.	10,564	2,061,882
Oshkosh Corp.	11,001	946,856
SPX FLOW, Inc.*	21,190	1,228,172
Stanley Black & Decker, Inc.	7,274	1,298,845
Trane Technologies PLC	16,923	2,456,543

		16,645,472

INFORMATION TECHNOLOGY (10.2%)
Analog Devices, Inc.	5,761	851,073
Ciena Corp.*	19,373	1,023,863
DXC Technology Co.	54,448	1,402,036
FLIR Systems, Inc.	22,700	994,941
KLA Corp.	2,404	622,420
MKS Instruments, Inc.	2,641	397,338
NortonLifeLock, Inc.	17,935	372,689
Proofpoint, Inc.*	5,287	721,200
PTC, Inc.*	7,225	864,182
Qorvo, Inc.*	6,129	1,019,069
ViaSat, Inc.*	13,321	434,931
Western Digital Corp.	7,349	407,061

		9,110,803

MATERIALS (10.2%)
Crown Hldgs., Inc.*	31,616	3,167,923
FMC Corp.	6,304	724,519
Freeport-McMoRan, Inc.	55,095	1,433,572
Newmont Corp.	16,333	978,184
Packaging Corp. of America	16,110	2,221,730
Steel Dynamics, Inc.	15,806	582,767

		9,108,695

REAL ESTATE (10.0%)
Alexander’s, Inc.	1,173	325,332
American Campus Communities, Inc.	14,592	624,100
Apartment Income REIT Corp.*	19,046	731,557
AvalonBay Communities, Inc.	5,368	861,188
Brandywine Realty Trust	56,870	677,322
Duke Realty Corp.	45,417	1,815,317

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Equity LifeStyle Properties, Inc.	8,711	$551,929
Kilroy Realty Corp.	8,550	490,770
Prologis, Inc.	11,656	1,161,637
Vornado Realty Trust	7,732	288,713
Welltower, Inc.	13,758	889,042
Weyerhaeuser Co.	16,293	546,304

		8,963,211

UTILITIES (9.1%)
AES Corp.	42,784	1,005,424
Ameren Corp.	18,789	1,466,669
Atmos Energy Corp.	7,610	726,222
Entergy Corp.	10,960	1,094,247
Evergy, Inc.	26,246	1,456,916
PPL Corp.	29,417	829,559
Public Svc. Enterprise Group, Inc.	27,778	1,619,457

		8,198,494

TOTAL COMMON STOCKS (Cost: $65,752,358) 99.4%		89,036,119

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit	0.01	01/04/21	$438,887	$438,887

TOTAL TEMPORARY CASH INVESTMENT (Cost: $438,887) 0.5%				438,887

TOTAL INVESTMENTS (Cost: $66,191,245) 99.9%				89,475,006

OTHER NET ASSETS 0.1%				57,736

NET ASSETS 100.0%				$89,532,742

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	4,744	$10,568,304
Cinemark Hldgs., Inc.	92,860	1,616,692
John Wiley & Sons, Inc. Cl A	38,348	1,750,970
New York Times Co. Cl A	128,249	6,639,451
TEGNA, Inc.	193,768	2,703,064
Telephone & Data Systems, Inc.	88,054	1,635,163
TripAdvisor, Inc.*	83,031	2,389,632
World Wrestling Entertainment, Inc. Cl A	41,064	1,973,125
Yelp, Inc. Cl A*	61,218	1,999,992

		31,276,393

CONSUMER DISCRETIONARY (14.0%)
Adient PLC*	83,754	2,912,127
Adtalem Global Education, Inc.*	45,613	1,548,561
American Eagle Outfitters, Inc.	132,630	2,661,884
AutoNation, Inc.*	52,563	3,668,372
Boyd Gaming Corp.*	70,356	3,019,679
Brunswick Corp.	69,469	5,296,316
Caesars Entertainment, Inc.*	184,140	13,676,078
Carter’s, Inc.	38,899	3,659,229
Choice Hotels International, Inc.	25,186	2,688,102
Churchill Downs, Inc.	31,043	6,046,866
Columbia Sportswear Co.	26,749	2,337,328
Cracker Barrel Old Country Store, Inc.	21,045	2,776,256
Dana, Inc.	127,567	2,490,108
Deckers Outdoor Corp.*	24,750	7,097,805
Dick’s Sporting Goods, Inc.	59,102	3,322,123
Five Below, Inc.*	49,920	8,735,002
Foot Locker, Inc.	94,038	3,802,897
Fox Factory Hldg. Corp.*	36,138	3,820,148
Gentex Corp.	216,278	7,338,312
Goodyear Tire & Rubber Co.	206,312	2,250,864
Graham Hldgs. Co. Cl B	3,562	1,899,900
Grand Canyon Education, Inc.*	41,484	3,862,575
Grubhub, Inc.*	81,591	6,059,764
H&R Block, Inc.	162,693	2,580,311
Harley-Davidson, Inc.	134,909	4,951,160
Helen of Troy Ltd.*	22,400	4,977,056
Jack in the Box, Inc.	20,212	1,875,674
KB Home	77,356	2,592,973
Kohl’s Corp.	139,879	5,691,676
Lear Corp.	48,590	7,727,268
Lithia Motors, Inc. Cl A	23,209	6,792,578
Marriott Vacations Worldwide Corp.	35,326	4,847,434
Mattel, Inc.*	303,097	5,289,043

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Murphy USA, Inc.	23,525	$3,078,717
Nordstrom, Inc.	97,953	3,057,113
Ollie’s Bargain Outlet Hldgs., Inc.*	50,692	4,145,085
Papa John’s International, Inc.	28,608	2,427,389
Penn National Gaming, Inc.*	130,450	11,266,966
Polaris, Inc.	51,627	4,919,021
RH*	13,707	6,134,157
Scientific Games Corp. Cl A*	48,896	2,028,695
Service Corp. International	151,523	7,439,779
Six Flags Entertainment Corp.	66,351	2,262,569
Skechers U.S.A., Inc. Cl A*	117,776	4,232,869
Strategic Education, Inc.	21,390	2,039,109
Taylor Morrison Home Corp. Cl A*	112,413	2,883,393
Tempur Sealy International, Inc.*	170,078	4,592,106
Texas Roadhouse, Inc. Cl A	58,365	4,561,808
Thor Industries, Inc.	49,096	4,565,437
Toll Brothers, Inc.	100,857	4,384,254
TopBuild Corp.*	40,609	7,475,305
TRI Pointe Group, Inc.*	110,965	1,914,146
Urban Outfitters, Inc.*	60,314	1,544,038
Visteon Corp.*	24,779	3,110,260
Wendy’s Co.	157,628	3,455,206
Williams-Sonoma, Inc.	69,014	7,028,386
Wingstop, Inc.	25,786	3,417,934
WW International, Inc.*	41,684	1,017,090
Wyndham Destinations, Inc.	73,843	3,312,597
Wyndham Hotels & Resorts, Inc.	81,475	4,842,874

		259,431,772

CONSUMER STAPLES (3.5%)
BJ’s Wholesale Club Hldgs., Inc.*	122,829	4,579,065
Boston Beer Co., Inc. Cl A*	8,040	7,994,092
Casey’s General Stores, Inc.	32,444	5,795,147
Coty, Inc. Cl A	245,208	1,721,360
Darling Ingredients, Inc.*	141,627	8,169,045
Edgewell Personal Care Co.	47,476	1,641,720
Energizer Hldgs., Inc.	51,769	2,183,616
Flowers Foods, Inc.	173,618	3,928,975
Grocery Outlet Hldg. Corp.*	75,901	2,979,114
Hain Celestial Group, Inc.*	72,143	2,896,541
Ingredion, Inc.	58,456	4,598,734
Lancaster Colony Corp.	17,335	3,184,960
Nu Skin Enterprises, Inc. Cl A	44,469	2,429,342
Pilgrim’s Pride Corp.*	42,855	840,387
Post Hldgs., Inc.*	53,907	5,445,146
Sanderson Farms, Inc.	17,467	2,309,137

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Sprouts Farmers Market, Inc.*	103,379	$2,077,918
Tootsie Roll Industries, Inc.	15,324	455,123
TreeHouse Foods, Inc.*	49,959	2,122,758

		65,352,180

ENERGY (1.2%)
Antero Midstream Corp.	252,802	1,949,103
ChampionX Corp.*	165,340	2,529,702
Cimarex Energy Co.	89,878	3,371,324
CNX Resources Corp.*	198,490	2,143,692
EQT Corp.	243,650	3,096,791
Equitrans Midstream Corp.	356,913	2,869,581
Murphy Oil Corp.	126,652	1,532,489
World Fuel Svcs. Corp.	55,506	1,729,567
WPX Energy, Inc.*	355,372	2,896,282

		22,118,531

FINANCIALS (14.8%)
Affiliated Managers Group, Inc.	40,040	4,072,068
Alleghany Corp.	12,648	7,635,471
American Financial Group, Inc.	61,930	5,426,307
Associated Banc-Corp.	134,410	2,291,691
BancorpSouth Bank	85,355	2,342,141
Bank of Hawaii Corp.	35,622	2,729,358
Bank OZK	107,502	3,361,588
Brighthouse Financial, Inc.*	79,138	2,865,191
Brown & Brown, Inc.	209,385	9,926,943
Cathay General Bancorp	66,296	2,134,068
CIT Group, Inc.	87,137	3,128,218
CNO Financial Group, Inc.	122,701	2,727,643
Commerce Bancshares, Inc.	94,252	6,192,356
Cullen/Frost Bankers, Inc.	49,662	4,332,016
East West Bancorp, Inc.	125,443	6,361,215
Eaton Vance Corp.	100,525	6,828,663
Essent Group Ltd.	101,075	4,366,440
Evercore, Inc. Cl A	35,693	3,913,381
FactSet Research Systems, Inc.	33,732	11,215,890
Federated Hermes, Inc. Cl B	82,990	2,397,581
First American Financial Corp.	99,081	5,115,552
First Financial Bankshares, Inc.	126,504	4,576,282
First Horizon Corp.	489,071	6,240,546
FirstCash, Inc.	36,357	2,546,444
FNB Corp.	286,421	2,721,000
Fulton Financial Corp.	143,067	1,819,812
Genworth Financial, Inc. Cl A*	447,919	1,693,134
Glacier Bancorp, Inc.	84,805	3,901,878
Hancock Whitney Corp.	76,045	2,587,051

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Hanover Insurance Group, Inc.	33,125	$3,872,975
Home BancShares, Inc.	135,407	2,637,728
Interactive Brokers Group, Inc. Cl A	72,250	4,401,470
International Bancshares Corp.	48,834	1,828,345
Janus Henderson Group PLC	130,845	4,253,771
Jefferies Financial Group, Inc.	183,851	4,522,735
Kemper Corp.	54,068	4,154,044
Kinsale Capital Group, Inc.	18,779	3,758,241
LendingTree, Inc.*	9,758	2,671,643
Mercury General Corp.	23,345	1,218,842
MGIC Investment Corp.	302,160	3,792,108
Navient Corp.	163,656	1,607,102
New York Community Bancorp, Inc.	409,713	4,322,472
Old Republic International Corp.	249,986	4,927,224
PacWest Bancorp	103,171	2,620,543
Pinnacle Financial Partners, Inc.	67,144	4,324,074
Primerica, Inc.	34,922	4,677,103
PROG Hldgs., Inc.	58,376	3,144,715
Prosperity Bancshares, Inc.	81,559	5,656,932
Reinsurance Group of America, Inc.	60,226	6,980,193
RenaissanceRe Hldgs. Ltd.	44,837	7,434,871
RLI Corp.	34,800	3,624,420
SEI Investments Co.	105,923	6,087,395
Selective Insurance Group, Inc.	52,447	3,512,900
Signature Bank	47,446	6,418,969
SLM Corp.	327,468	4,057,329
Sterling Bancorp	173,639	3,122,029
Stifel Financial Corp.	92,210	4,652,917
Synovus Financial Corp.	130,288	4,217,423
TCF Financial Corp.	135,233	5,006,326
Texas Capital Bancshares, Inc.*	44,867	2,669,587
Trustmark Corp.	56,258	1,536,406
UMB Financial Corp.	38,597	2,662,807
Umpqua Hldgs. Corp.	194,382	2,942,943
United Bankshares, Inc.	114,507	3,710,027
Valley National Bancorp	358,158	3,492,041
Washington Federal, Inc.	67,231	1,730,526
Webster Financial Corp.	79,466	3,349,492
Wintrust Financial Corp.	50,945	3,112,230

		274,162,826

HEALTH CARE (10.8%)
Acadia Healthcare Co., Inc.*	78,321	3,936,413
Amedisys, Inc.*	28,575	8,381,905

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Arrowhead Pharmaceuticals, Inc.*	89,079	$6,835,032
Avanos Medical, Inc.*	41,943	1,924,345
Bio-Techne Corp.	33,885	10,760,182
Cantel Medical Corp.	33,286	2,624,934
Charles River Laboratories International, Inc.*	43,602	10,894,396
Chemed Corp.	13,941	7,425,116
Emergent BioSolutions, Inc.*	39,541	3,542,874
Encompass Health Corp.	87,682	7,250,425
Exelixis, Inc.*	277,354	5,566,495
Globus Medical, Inc. Cl A*	66,656	4,347,304
Haemonetics Corp.*	44,596	5,295,775
Halozyme Therapeutics, Inc.*	112,187	4,791,507
HealthEquity, Inc.*	67,753	4,723,062
Hill-Rom Hldgs., Inc.	58,250	5,706,752
ICU Medical, Inc.*	16,929	3,631,101
Integra LifeSciences Hldgs. Corp.*	62,221	4,039,387
Jazz Pharmaceuticals PLC*	49,019	8,090,586
LHC Group, Inc.*	27,342	5,832,595
Ligand Pharmaceuticals, Inc.*	14,305	1,422,632
LivaNova PLC*	42,419	2,808,562
Masimo Corp.*	44,566	11,960,623
Medpace Hldgs., Inc.*	25,083	3,491,554
Molina Healthcare, Inc.*	52,514	11,168,677
Nektar Therapeutics Cl A*	159,556	2,712,452
Neogen Corp.*	46,573	3,693,239
NuVasive, Inc.*	44,360	2,498,799
Patterson Cos., Inc.	76,350	2,262,250
Penumbra, Inc.*	29,586	5,177,550
PRA Health Sciences, Inc.*	56,482	7,085,102
Prestige Consumer Healthcare, Inc.*	44,256	1,543,207
Quidel Corp.*	34,165	6,137,742
Repligen Corp.*	44,268	8,483,077
Syneos Health, Inc. Cl A*	66,452	4,527,375
Tenet Healthcare Corp.*	93,237	3,722,953
United Therapeutics Corp.*	39,338	5,971,115

		200,267,095

INDUSTRIALS (17.2%)
Acuity Brands, Inc.	32,190	3,897,887
AECOM*	133,519	6,646,576
AGCO Corp.	54,293	5,597,065
ASGN, Inc.*	46,176	3,857,081
Avis Budget Group, Inc.*	45,301	1,689,727
Axon Enterprise, Inc.*	55,864	6,845,016
Brink’s Co.	43,102	3,103,344
Builders FirstSource, Inc.*	100,844	4,115,444
Carlisle Cos., Inc.	46,676	7,289,858
Clean Harbors, Inc.*	44,764	3,406,540
Colfax Corp.*	88,884	3,398,924

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
CoreLogic, Inc.	69,345	$5,361,755
Crane Co.	43,488	3,377,278
Curtiss-Wright Corp.	36,479	4,244,332
Donaldson Co., Inc.	112,115	6,264,986
Dycom Industries, Inc.*	27,970	2,112,294
EMCOR Group, Inc.	48,611	4,445,962
EnerSys	37,356	3,102,789
Fluor Corp.	108,913	1,739,341
FTI Consulting, Inc.*	31,169	3,482,201
GATX Corp.	31,053	2,582,989
Generac Hldgs., Inc.*	55,789	12,686,977
Graco, Inc.	149,291	10,801,204
Healthcare Svcs. Group, Inc.	65,263	1,833,890
Herman Miller, Inc.	52,051	1,759,324
Hexcel Corp.	73,121	3,545,637
HNI Corp.	36,911	1,271,953
Hubbell, Inc. Cl B	48,273	7,568,724
IAA, Inc.*	118,915	7,727,097
Insperity, Inc.	31,272	2,546,166
ITT, Inc.	76,858	5,919,603
JetBlue Airways Corp.*	273,923	3,982,840
KAR Auction Svcs., Inc.	114,707	2,134,697
Kennametal, Inc.	74,052	2,683,645
Kirby Corp.*	52,436	2,717,758
Knight-Swift Transportation Hldgs., Inc. Cl A	111,011	4,642,480
Landstar System, Inc.	33,802	4,551,777
Lennox International, Inc.	31,274	8,568,138
Lincoln Electric Hldgs., Inc.	52,753	6,132,536
ManpowerGroup, Inc.	50,362	4,541,645
MasTec, Inc.*	49,592	3,381,183
Mercury Systems, Inc.*	49,807	4,386,004
Middleby Corp.*	49,671	6,403,585
MSA Safety, Inc.	31,932	4,770,322
MSC Industrial Direct Co., Inc. Cl A	40,232	3,395,179
Nordson Corp.	47,837	9,612,845
nVent Electric PLC	150,677	3,509,267
Oshkosh Corp.	60,222	5,183,308
Owens Corning	95,380	7,225,989
Regal Beloit Corp.	35,548	4,365,650
Ryder System, Inc.	46,760	2,887,898
Simpson Manufacturing Co., Inc.	38,337	3,582,593
Stericycle, Inc.*	79,639	5,521,372
Sunrun, Inc.*	138,106	9,581,794
Terex Corp.	61,062	2,130,453
Tetra Tech, Inc.	47,148	5,458,795
Timken Co.	59,854	4,630,305
Toro Co.	94,302	8,943,602
Trex Co., Inc.*	102,228	8,558,528
Trinity Industries, Inc.	73,987	1,952,517
Univar Solutions, Inc.*	148,131	2,815,970
Valmont Industries, Inc.	18,795	3,287,809

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Watsco, Inc.	29,132	$6,599,855
Werner Enterprises, Inc.	50,948	1,998,181
Woodward, Inc.	51,140	6,215,044
XPO Logistics, Inc.*	80,232	9,563,654

		318,139,182

INFORMATION TECHNOLOGY (17.0%)
ACI Worldwide, Inc.*	102,644	3,944,609
Alliance Data Systems Corp.	42,130	3,121,833
Arrow Electronics, Inc.*	67,183	6,536,906
Avnet, Inc.	87,759	3,081,218
Belden, Inc.	39,250	1,644,575
Blackbaud, Inc.	43,678	2,514,106
CACI International, Inc. Cl A*	22,430	5,592,472
CDK Global, Inc.	106,613	5,525,752
Ceridian HCM Hldg., Inc.*	114,559	12,207,407
Ciena Corp.*	135,854	7,179,884
Cirrus Logic, Inc.*	50,963	4,189,159
CMC Materials, Inc.	25,062	3,791,881
Cognex Corp.	154,885	12,434,942
Coherent, Inc.*	21,219	3,183,274
CommVault Systems, Inc.*	41,517	2,298,796
Concentrix Corp.*	36,099	3,562,971
Cree, Inc.*	97,627	10,338,699
Enphase Energy, Inc.*	111,541	19,572,099
Fair Isaac Corp.*	25,429	12,995,236
First Solar, Inc.*	74,305	7,350,251
II-VI, Inc.*	91,703	6,965,760
InterDigital, Inc.	27,192	1,650,010
J2 Global, Inc.*	37,636	3,676,661
Jabil, Inc.	118,179	5,026,153
KBR, Inc.	127,598	3,946,606
Littelfuse, Inc.	21,510	5,477,737
LiveRamp Hldgs., Inc.*	87,958	6,437,646
Lumentum Hldgs., Inc.*	66,249	6,280,405
Manhattan Associates, Inc.*	56,511	5,943,827
MAXIMUS, Inc.	54,332	3,976,559
MKS Instruments, Inc.	48,312	7,268,540
Monolithic Power Systems, Inc.	36,992	13,547,580
National Instruments Corp.	115,273	5,065,096
NCR Corp.*	113,303	4,256,794
NetScout Systems, Inc.*	64,037	1,755,894
Paylocity Hldg. Corp.*	32,546	6,701,547
Perspecta, Inc.	118,387	2,850,759
PTC, Inc.*	91,859	10,987,255
Qualys, Inc.*	28,797	3,509,490
Sabre Corp.	275,368	3,309,923
Sailpoint Technologies Hldgs., Inc.*	78,562	4,182,641
Science Applications International Corp.	51,504	4,874,339
Semtech Corp.*	57,140	4,119,223
Silicon Laboratories, Inc.*	38,590	4,914,051

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
SolarEdge Technologies, Inc.*	45,407	$14,490,282
Synaptics, Inc.*	30,282	2,919,185
SYNNEX Corp.	36,671	2,986,486
Teradata Corp.*	96,428	2,166,737
Trimble, Inc.*	221,318	14,777,403
Universal Display Corp.	37,368	8,587,166
ViaSat, Inc.*	56,054	1,830,163
Vishay Intertechnology, Inc.	117,051	2,424,126
WEX, Inc.*	38,788	7,894,522

		315,866,636

MATERIALS (5.5%)
AptarGroup, Inc.	56,958	7,796,981
Ashland Global Hldgs., Inc.	47,945	3,797,244
Avient Corp.	79,797	3,214,223
Cabot Corp.	49,605	2,226,272
Chemours Co.	145,831	3,615,150
Commercial Metals Co.	105,520	2,167,381
Compass Minerals International, Inc.	30,305	1,870,425
Domtar Corp.	48,258	1,527,366
Eagle Materials, Inc.	37,142	3,764,342
Greif, Inc. Cl A	23,169	1,086,163
Ingevity Corp.*	36,349	2,752,710
Louisiana-Pacific Corp.	96,174	3,574,788
Minerals Technologies, Inc.	29,890	1,856,767
NewMarket Corp.	6,419	2,556,623
O-I Glass, Inc.	137,969	1,641,831
Olin Corp.	124,442	3,056,295
Reliance Steel & Aluminum Co.	56,025	6,708,994
Royal Gold, Inc.	57,274	6,091,663
RPM International, Inc.	115,869	10,518,588
Scotts Miracle-Gro Co.	35,768	7,122,840
Sensient Technologies Corp.	37,290	2,750,883
Silgan Hldgs., Inc.	69,393	2,573,092
Sonoco Products Co.	88,588	5,248,839
Steel Dynamics, Inc.	176,886	6,521,787
United States Steel Corp.	194,120	3,255,392
Valvoline, Inc.	163,652	3,786,907
Worthington Industries, Inc.	31,622	1,623,473

		102,707,019

REAL ESTATE (8.8%)
American Campus Communities, Inc.	121,927	5,214,818
Apartment Income REIT Corp.*	131,652	5,056,753
Brixmor Property Group, Inc.	262,122	4,338,119
Camden Property Trust	85,960	8,589,123
CoreSite Realty Corp.	37,459	4,692,864
Corporate Office Properties Trust	98,965	2,581,007

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Cousins Properties, Inc.	130,948	$4,386,758
CyrusOne, Inc.	105,952	7,750,389
Douglas Emmett, Inc.	146,002	4,260,338
EastGroup Properties, Inc.	34,758	4,798,690
EPR Properties	65,304	2,122,380
First Industrial Realty Trust, Inc.	114,355	4,817,776
Healthcare Realty Trust, Inc.	120,093	3,554,753
Highwoods Properties, Inc.	90,894	3,602,129
Hudson Pacific Properties, Inc.	133,510	3,206,910
JBG SMITH Properties	97,270	3,041,633
Jones Lang LaSalle, Inc.*	45,063	6,685,997
Kilroy Realty Corp.	92,338	5,300,201
Lamar Advertising Co. Cl A	76,518	6,367,828
Life Storage, Inc.	42,945	5,127,204
Macerich Co.	100,945	1,077,083
Medical Properties Trust, Inc.	474,184	10,332,469
National Retail Properties, Inc.	153,994	6,301,434
Omega Healthcare Investors, Inc.	199,277	7,237,741
Park Hotels & Resorts, Inc.	204,797	3,512,269
Pebblebrook Hotel Trust	112,776	2,120,189
Physicians Realty Trust	183,746	3,270,679
PotlatchDeltic Corp.	59,041	2,953,231
PS Business Parks, Inc.	17,778	2,362,163
Rayonier, Inc.	120,250	3,532,945
Rexford Industrial Realty, Inc.	115,473	5,670,879

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Sabra Health Care REIT, Inc.	182,058	$3,162,347
Service Properties Trust	143,022	1,643,323
Spirit Realty Capital, Inc.	100,908	4,053,474
STORE Capital Corp.	208,962	7,100,529
Urban Edge Properties	96,666	1,250,858
Weingarten Realty Investors	106,894	2,316,393

		163,393,676

UTILITIES (3.3%)
ALLETE, Inc.	45,685	2,829,729
Black Hills Corp.	55,504	3,410,721
Essential Utilities, Inc.	197,124	9,321,994
Hawaiian Electric Industries, Inc.	96,402	3,411,667
IDACORP, Inc.	44,986	4,320,006
MDU Resources Group, Inc.	177,071	4,664,050
National Fuel Gas Co.	80,479	3,310,101
New Jersey Resources Corp.	85,022	3,022,532
NorthWestern Corp.	44,134	2,573,454
OGE Energy Corp.	175,940	5,605,448
ONE Gas, Inc.	47,574	3,652,256
PNM Resources, Inc.	70,110	3,402,438
Southwest Gas Hldgs., Inc.	50,483	3,066,842
Spire, Inc.	45,470	2,911,899
UGI Corp.	183,458	6,413,692

		61,916,829

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,342,864,417) 97.8%		1,814,632,139

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.4%)
U.S. Treasury Bill	A-1+	0.04	02/23/21	$3,100,000	$3,099,824
U.S. Treasury Bill	A-1+	0.06	01/21/21	4,000,000	3,999,859
U.S. Treasury Bill	A-1+	0.07	01/07/21	30,000,000	29,999,642
U.S. Treasury Bill (1)	A-1+	0.08	02/16/21	8,000,000	7,999,182

					45,098,507

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $45,098,507) 2.4%					45,098,507

TOTAL INVESTMENTS (Cost: $1,387,962,924) 100.2%					1,859,730,646

OTHER NET ASSETS -0.2%					(3,924,823)

NET ASSETS 100.0%					$1,855,805,823

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.6%)
Comcast Corp. Cl A	55,627	$2,914,855
Interpublic Group of Cos., Inc.	46,149	1,085,424
Verizon Communications, Inc.	25,760	1,513,400
ViacomCBS, Inc. Cl B	38,695	1,441,776

		6,955,455

CONSUMER DISCRETIONARY (7.3%)
Best Buy Co., Inc.	19,431	1,939,020
eBay, Inc.	26,566	1,334,942
Hanesbrands, Inc.	46,118	672,400
Home Depot, Inc.	10,487	2,785,557
Leggett & Platt, Inc.	24,508	1,085,704
PVH Corp.	7,953	746,707
Tapestry, Inc.	23,448	728,764
Target Corp.	14,173	2,501,960
TJX Cos., Inc.	21,566	1,472,742
Whirlpool Corp.	4,157	750,297

		14,018,093

CONSUMER STAPLES (3.3%)
Constellation Brands, Inc. Cl A	3,553	778,285
Keurig Dr Pepper, Inc.	17,258	552,256
Procter & Gamble Co.	16,895	2,350,770
Sysco Corp.	12,655	939,760
Walmart, Inc.	12,159	1,752,720

		6,373,791

ENERGY (2.2%)
Baker Hughes Co. Cl A	44,834	934,789
Cabot Oil & Gas Corp.	32,448	528,253
Chevron Corp.	6,979	589,377
ConocoPhillips	23,921	956,601
Valero Energy Corp.	10,923	617,914
Williams Cos., Inc.	24,422	489,661

		4,116,595

FINANCIALS (5.9%)
Allstate Corp.	7,203	791,826
Citigroup, Inc.	29,122	1,795,663
Comerica, Inc.	16,071	897,726
Intercontinental Exchange, Inc.	10,299	1,187,372
JPMorgan Chase & Co.	20,978	2,665,674
Morgan Stanley	33,782	2,315,080
Synchrony Financial	46,833	1,625,573

		11,278,914

HEALTH CARE (9.6%)
AbbVie, Inc.	22,028	2,360,300
Amgen, Inc.	4,189	963,135
Becton Dickinson & Co.	3,217	804,958
Bristol-Myers Squibb Co.	21,711	1,346,733
Bristol-Myers Squibb Co. —rights issue exp. 03/31/2021*	7,537	5,201
Cigna Corp.	5,333	1,110,224

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
CVS Health Corp.	19,658	$1,342,641
Eli Lilly & Co.	6,166	1,041,067
Gilead Sciences, Inc.	18,862	1,098,900
HCA Healthcare, Inc.	7,020	1,154,509
Humana, Inc.	3,715	1,524,153
UnitedHealth Group, Inc.	8,739	3,064,593
Universal Health Svcs., Inc. Cl B	7,187	988,213
Vertex Pharmaceuticals, Inc.*	3,130	739,744
Viatris, Inc.*	45,928	860,691

		18,405,062

INDUSTRIALS (4.2%)
FedEx Corp.	4,480	1,163,098
Honeywell International, Inc.	7,928	1,686,286
Kansas City Southern	3,095	631,782
Lockheed Martin Corp.	3,754	1,332,595
Northrop Grumman Corp.	3,312	1,009,233
Quanta Svcs., Inc.	8,729	628,662
Trane Technologies PLC	10,266	1,490,212

		7,941,868

INFORMATION TECHNOLOGY (17.7%)
Apple, Inc.	76,050	10,091,075
Broadcom, Inc.	5,605	2,454,149
Corning, Inc.	18,713	673,668
DXC Technology Co.	34,343	884,332
Fidelity National Information Svcs., Inc.	8,926	1,262,672
Fortinet, Inc.*	7,206	1,070,307
HP, Inc.	57,699	1,418,818
Lam Research Corp.	4,959	2,341,987
Micron Technology, Inc.*	14,220	1,069,060
Microsoft Corp.	36,212	8,054,273
NetApp, Inc.	12,807	848,336
QUALCOMM, Inc.	10,841	1,651,518
Visa, Inc. Cl A	9,044	1,978,194

		33,798,389

MATERIALS (2.4%)
Dow, Inc.	22,495	1,248,473
Eastman Chemical Co.	9,023	904,826
Freeport-McMoRan, Inc.	31,251	813,151
Newmont Corp.	26,610	1,593,673

		4,560,123

REAL ESTATE (1.4%)
American Tower Corp.	5,631	1,263,934
Equinix, Inc.	1,871	1,336,231

		2,600,165

UTILITIES (1.4%)
NextEra Energy, Inc.	27,500	2,121,625
NRG Energy, Inc.	16,974	637,374

		2,758,999

TOTAL COMMON STOCKS (Cost: $73,705,081) 59.0%		112,807,454

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$2,025,000	$1,919,320
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	1,039,672
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	740,274
U.S. Treasury Note	AA+	0.63	05/15/30	1,375,000	1,343,418
U.S. Treasury Note	AA+	1.25	08/31/24	650,000	674,197
U.S. Treasury Note	AA+	1.50	02/28/23	350,000	360,281
U.S. Treasury Note	AA+	1.50	09/30/24	500,000	523,516
U.S. Treasury Note	AA+	1.50	02/15/30	500,000	528,652
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	797,520
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,870,996
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	535,254
U.S. Treasury Note	AA+	2.00	11/15/26	1,000,000	1,088,086
U.S. Treasury Note	AA+	2.13	05/15/25	1,000,000	1,079,141
U.S. Treasury Note	AA+	2.25	02/15/27	2,000,000	2,210,000
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,881,836
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,386,332
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	2,062,822
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,721,074
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	8,396,123
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	5,055,804

					37,214,318

U.S. GOVERNMENT AGENCIES (11.2%)
MORTGAGE-BACKED OBLIGATIONS (11.2%)
FHLMC	AA+	2.00	11/01/40	99,668	103,803
FHLMC	AA+	2.00	11/01/50	199,439	207,163
FHLMC	AA+	2.00	11/01/50	99,578	103,435
FHLMC	AA+	2.00	11/01/50	274,111	283,068
FHLMC	AA+	2.00	12/01/50	150,000	156,944
FHLMC	AA+	2.50	09/01/27	117,794	123,167
FHLMC	AA+	2.50	06/01/35	302,616	315,393
FHLMC	AA+	2.50	06/01/50	197,624	208,475
FHLMC	AA+	3.00	06/01/27	72,693	76,387
FHLMC	AA+	3.00	08/01/27	62,703	65,825
FHLMC	AA+	3.00	02/01/32	192,601	206,586
FHLMC	AA+	3.00	10/15/37	72,103	73,154
FHLMC	AA+	3.00	11/01/42	130,973	142,168
FHLMC	AA+	3.00	04/01/43	144,342	155,750
FHLMC	AA+	3.00	11/01/49	314,729	331,239
FHLMC	AA+	3.00	11/01/49	444,300	466,839
FHLMC	AA+	3.50	02/01/32	82,146	87,543
FHLMC	AA+	3.50	01/01/43	144,090	156,727
FHLMC	AA+	3.50	06/01/45	215,842	234,721
FHLMC	AA+	3.50	07/01/45	258,696	284,075
FHLMC	AA+	4.00	02/01/25	9,788	10,387
FHLMC	AA+	4.00	11/01/33	96,903	103,002
FHLMC	AA+	4.00	01/01/38	136,259	153,933
FHLMC	AA+	4.00	06/15/38	300,000	310,205
FHLMC	AA+	4.00	03/01/41	70,053	77,225
FHLMC	AA+	4.00	07/01/41	96,526	107,310
FHLMC	AA+	4.00	11/01/42	65,852	72,603
FHLMC	AA+	4.00	01/01/43	122,021	134,531
FHLMC	AA+	4.00	01/01/44	140,388	154,716
FHLMC	AA+	4.00	10/01/44	98,312	107,843
FHLMC	AA+	4.00	06/01/45	211,342	232,772
FHLMC	AA+	4.00	05/01/47	128,122	137,798
FHLMC	AA+	4.00	09/01/48	199,236	212,831

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	4.50	08/01/34	$15,320	$16,949
FHLMC	AA+	4.50	08/15/35	10,044	11,069
FHLMC	AA+	4.50	02/01/44	99,688	111,108
FHLMC	AA+	4.50	05/01/48	176,376	191,667
FHLMC	AA+	5.00	02/01/26	7,089	7,837
FHLMC	AA+	5.00	10/01/40	105,648	122,883
FHLMC	AA+	5.50	07/01/32	19,094	21,881
FHLMC	AA+	5.50	05/01/33	8,215	9,175
FHLMC	AA+	5.50	06/01/37	72,460	85,203
FHLMC	AA+	6.00	03/15/32	18,673	21,639
FHLMC ARM	AA+	3.56	05/01/37	10,899	10,936
FHLMC ARM	AA+	3.76	03/01/37	2,686	2,705
FHLMC ARM	AA+	3.76	02/01/36	24,670	24,772
FHLMC ARM	AA+	3.86	04/01/37	6,340	6,361
FHLMC Strip	AA+	3.00	01/15/43	136,745	143,881
FNMA	AA+	2.00	03/01/35	641,746	671,746
FNMA	AA+	2.00	11/01/35	394,388	412,800
FNMA	AA+	2.00	10/01/50	173,547	180,268
FNMA	AA+	2.50	02/01/33	210,494	222,052
FNMA	AA+	2.50	06/01/35	485,187	505,977
FNMA	AA+	2.50	10/01/35	495,328	520,510
FNMA	AA+	2.50	03/01/50	252,153	265,998
FNMA	AA+	2.50	12/01/50	99,829	105,747
FNMA	AA+	2.68	12/01/26	300,000	319,715
FNMA	AA+	2.92	07/01/27	281,130	302,613
FNMA	AA+	3.00	05/25/31	323,551	334,195
FNMA	AA+	3.00	06/01/33	240,577	254,186
FNMA	AA+	3.00	09/01/33	143,287	152,097
FNMA	AA+	3.00	12/01/42	133,673	138,192
FNMA	AA+	3.00	01/01/43	406,968	439,874
FNMA	AA+	3.00	02/01/43	125,450	133,206
FNMA	AA+	3.00	03/01/43	216,370	235,992
FNMA	AA+	3.00	04/01/43	131,201	135,664
FNMA	AA+	3.00	09/01/43	211,954	228,008
FNMA	AA+	3.00	12/01/47	55,204	58,020
FNMA	AA+	3.00	03/01/48	63,484	66,740
FNMA	AA+	3.00	03/01/50	123,040	130,433
FNMA	AA+	3.50	03/25/28	192,668	203,077
FNMA	AA+	3.50	08/01/38	142,145	154,002
FNMA	AA+	3.50	10/01/41	90,290	96,641
FNMA	AA+	3.50	11/01/41	153,359	166,768
FNMA	AA+	3.50	12/01/41	124,169	132,294
FNMA	AA+	3.50	04/01/42	259,488	282,182
FNMA	AA+	3.50	04/01/42	147,550	155,195
FNMA	AA+	3.50	08/01/42	115,498	125,248
FNMA	AA+	3.50	08/01/43	267,133	290,162
FNMA	AA+	3.50	08/01/43	217,707	237,691
FNMA	AA+	3.50	01/01/44	38,679	40,376
FNMA	AA+	3.50	08/25/44	16,054	16,168
FNMA	AA+	3.50	04/01/45	185,111	201,246
FNMA	AA+	3.50	09/01/47	109,999	119,370
FNMA	AA+	3.50	08/01/49	214,972	227,069
FNMA	AA+	3.53	01/01/26	200,000	214,810
FNMA	AA+	4.00	07/25/26	242,708	253,119
FNMA	AA+	4.00	01/01/31	83,327	89,765
FNMA	AA+	4.00	07/01/40	135,477	148,558

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	11/01/40	$61,443	$67,084
FNMA	AA+	4.00	05/01/41	32,159	33,540
FNMA	AA+	4.00	11/01/45	157,566	171,127
FNMA	AA+	4.00	02/01/47	148,184	160,646
FNMA	AA+	4.00	05/01/48	217,539	232,711
FNMA	AA+	4.00	03/01/49	264,942	282,990
FNMA	AA+	4.00	03/01/50	581,672	634,214
FNMA	AA+	4.00	07/01/56	461,062	513,955
FNMA	AA+	4.50	05/01/30	26,302	28,745
FNMA	AA+	4.50	04/01/31	34,350	37,964
FNMA	AA+	4.50	08/01/33	15,617	17,215
FNMA	AA+	4.50	09/01/33	32,867	36,309
FNMA	AA+	4.50	06/01/34	39,890	43,832
FNMA	AA+	4.50	08/01/35	22,465	24,880
FNMA	AA+	4.50	12/01/35	19,476	21,563
FNMA	AA+	4.50	05/01/39	54,116	60,761
FNMA	AA+	4.50	05/01/39	34,604	38,852
FNMA	AA+	4.50	05/01/40	78,372	85,664
FNMA	AA+	4.50	10/01/40	280,850	315,141
FNMA	AA+	4.50	11/01/47	116,396	126,955
FNMA	AA+	4.50	11/01/47	67,985	75,043
FNMA	AA+	5.00	06/01/33	31,949	36,809
FNMA	AA+	5.00	10/01/33	37,785	43,699
FNMA	AA+	5.00	11/01/33	103,523	119,962
FNMA	AA+	5.00	11/01/33	22,114	25,562
FNMA	AA+	5.00	03/01/34	11,028	12,790
FNMA	AA+	5.00	04/01/34	19,240	22,137
FNMA	AA+	5.00	09/01/35	11,338	13,020
FNMA	AA+	5.00	11/25/35	44,365	50,972
FNMA	AA+	5.00	08/01/37	92,060	107,030
FNMA	AA+	5.00	05/01/39	45,312	50,410
FNMA	AA+	5.00	06/01/40	19,632	22,828
FNMA	AA+	5.50	03/01/34	4,705	5,256
FNMA	AA+	5.50	05/01/34	67,924	79,699
FNMA	AA+	5.50	07/01/34	26,345	30,291
FNMA	AA+	5.50	09/01/34	33,183	38,604
FNMA	AA+	5.50	09/01/34	9,554	10,945
FNMA	AA+	5.50	10/01/34	16,686	19,592
FNMA	AA+	5.50	02/01/35	20,429	24,014
FNMA	AA+	5.50	02/01/35	22,919	26,849
FNMA	AA+	5.50	08/01/35	8,340	9,581
FNMA	AA+	5.50	08/01/37	4,264	5,012
FNMA	AA+	5.50	11/01/38	2,209	2,448
FNMA	AA+	5.50	06/01/48	7,965	9,117
FNMA	AA+	6.00	05/01/23	4,031	4,526
FNMA	AA+	6.00	04/01/32	630	707
FNMA	AA+	6.00	05/01/32	7,101	8,393
FNMA	AA+	6.00	04/01/33	36,654	41,462
FNMA	AA+	6.00	05/01/33	18,970	21,334
FNMA	AA+	6.00	06/01/34	10,333	11,870
FNMA	AA+	6.00	09/01/34	6,827	7,709
FNMA	AA+	6.00	10/01/34	16,416	18,506
FNMA	AA+	6.00	12/01/36	20,937	24,963
FNMA	AA+	6.00	01/01/37	16,542	19,763
FNMA	AA+	6.00	04/01/37	2,769	3,120
FNMA	AA+	6.00	05/01/37	2,939	3,290

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.00	06/01/37	$672	$689
FNMA	AA+	6.00	10/25/44	61,024	72,609
FNMA	AA+	6.00	02/25/47	54,557	64,943
FNMA	AA+	6.00	12/25/49	21,149	24,450
FNMA	AA+	6.50	05/01/32	3,820	4,279
FNMA	AA+	6.50	05/01/32	20,353	23,188
FNMA	AA+	6.50	07/01/34	10,282	11,885
FNMA	AA+	6.50	05/01/37	18,081	19,398
FNMA	AA+	7.00	04/01/32	2,584	2,955
FNMA	AA+	7.50	06/01/31	3,095	3,633
FNMA	AA+	7.50	02/01/32	3,167	3,744
FNMA	AA+	7.50	06/01/32	1,838	2,248
FNMA	AA+	8.00	04/01/32	1,320	1,400
FNMA Strip	AA+	3.00	08/25/42	113,865	120,366
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	87,356	90,188
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	150,829	161,654
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	86,455	93,547
GNMA (3)	AA+	3.00	07/15/46	238,610	266,810
GNMA (3)	AA+	3.50	05/20/31	83,542	90,197
GNMA (3)	AA+	4.00	08/15/41	95,643	104,615
GNMA (3)	AA+	4.00	01/15/42	166,283	181,665
GNMA (3)	AA+	4.00	08/20/42	84,542	91,368
GNMA (3)	AA+	4.50	04/20/31	53,827	58,282
GNMA (3)	AA+	4.50	10/15/40	87,270	100,266
GNMA (3)	AA+	4.50	10/20/43	191,238	209,023
GNMA (3)	AA+	5.00	04/15/39	74,805	86,973
GNMA (3)	AA+	5.00	06/20/39	78,053	88,365
GNMA (3)	AA+	5.00	11/15/39	38,434	43,970
GNMA (3)	AA+	6.50	04/15/31	1,594	1,771
GNMA (3)	AA+	6.50	10/15/31	1,514	1,791
GNMA (3)	AA+	6.50	12/15/31	1,147	1,286
GNMA (3)	AA+	6.50	05/15/32	3,971	4,410
GNMA (3)	AA+	7.00	05/15/31	1,481	1,755
GNMA (3)	AA+	7.00	05/15/32	588	608
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	39,413	40,837

					21,370,087

CORPORATE DEBT (7.9%)
COMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	362,218
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	104,295
ViacomCBS, Inc.	BBB	3.25	03/15/23	350,000	363,580

					830,093

CONSUMER DISCRETIONARY (2.0%)
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	364,750
Dollar General Corp.	BBB	3.25	04/15/23	300,000	317,412
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	300,000	300,180
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	333,982
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	259,366
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	308,776
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	170,399
Macy’s Retail Hldgs. LLC	B	2.88	02/15/23	216,000	206,820
Marriott International, Inc.	BBB-	3.13	10/15/21	25,000	25,324
Marriott International, Inc.	BBB-	3.25	09/15/22	350,000	359,629
Mattel, Inc.	B-	3.15	03/15/23	350,000	353,500

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
NVR, Inc.	BBB+	3.95	09/15/22	$300,000	$315,550
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	314,012
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	107,264

					3,736,964

CONSUMER STAPLES (0.5%)
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	415,927
Sysco Corp.	BBB-	2.60	06/12/22	300,000	309,174
Sysco Corp.	BBB-	3.75	10/01/25	100,000	112,247

					837,348

ENERGY (0.4%)
Energen Corp.	BBB-	4.63	09/01/21	250,000	251,288
EQT Corp.	BB	4.88	11/15/21	49,000	50,225
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	359,743
Valaris PLC	NR	4.88	06/01/22	300,000	17,250

					678,506

FINANCIALS (2.2%)
American Express Co.	BBB	3.63	12/05/24	250,000	277,607
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	338,172
Block Financial LLC	BBB	5.25	10/01/25	350,000	400,141
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	306,998
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	269,603
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	113,477
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	250,000	273,956
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	331,667
Lincoln National Corp.	A-	4.00	09/01/23	250,000	272,675
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	264,072
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	259,046
Signet UK Finance PLC	B+	4.70	06/15/24	250,000	240,100
Synchrony Financial	BBB-	3.70	08/04/26	400,000	443,873
Unum Group	BBB	4.00	03/15/24	150,000	163,456
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	285,863

					4,240,706

HEALTH CARE (0.2%)
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	150,000	170,526
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	257,100

					427,626

INDUSTRIALS (0.3%)
Deere & Co.	A	2.75	04/15/25	200,000	217,939
General Dynamics Corp.	A	3.25	04/01/25	150,000	165,597
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	208,164

					591,700

INFORMATION TECHNOLOGY (0.9%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	401,172
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	321,358
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	367,391
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	206,339
Intel Corp.	A+	3.40	03/25/25	135,000	150,100
Mastercard, Inc.	A+	3.30	03/26/27	300,000	342,133

					1,788,493

MATERIALS (0.7%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	305,250
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	165,407

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
MATERIALS (CONTINUED)
Sherwin-Williams Co.	BBB-	3.95	01/15/26	$350,000	$400,214
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	105,162
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	306,304

					1,282,337

REAL ESTATE (0.1%)
Service Properties Trust	BB-	5.00	08/15/22	250,000	254,375

UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	4.90	12/01/21	250,000	256,889
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	112,183
Southern Co.	BBB+	3.25	07/01/26	50,000	56,076

					425,148

TOTAL CORPORATE DEBT					15,093,296

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,559,159) 38.5%					73,677,701

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.5%)
Citibank, New York Time Deposit		0.01	01/04/21	$4,752,147	$4,752,147

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,752,147) 2.5%					4,752,147

TOTAL INVESTMENTS (Cost: $147,016,387) 100.0%					191,237,302

OTHER NET ASSETS 0.0% (2)					61,428

NET ASSETS 100.0%					$191,298,730

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

				Shares	Value
COMMON STOCKS:
FINANCIALS (99.6%)
iShares Core MSCI EAFE ETF				2,614,034	$180,603,609
iShares Core MSCI Emerging Markets ETF				805,765	49,989,661
iShares Core MSCI Europe ETF				392,580	20,131,502
iShares Core MSCI Pacific ETF				175,127	11,281,681
iShares MSCI EAFE ETF				4,713,584	343,903,089
iShares MSCI EAFE Growth ETF				733,323	73,999,624
iShares MSCI EAFE Value ETF				1,546,840	73,010,848
Vanguard FTSE Developed Markets ETF				2,312,577	109,176,760
Vanguard FTSE Europe ETF				460,921	27,765,881
Vanguard FTSE Pacific ETF				586,839	46,706,516

					936,569,171

TOTAL COMMON STOCKS (Cost: $791,372,838) 99.6%					936,569,171

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	0.04	02/23/21	$1,500,000	$1,499,915
U.S. Treasury Bill	A-1+	0.06	01/21/21	2,000,000	1,999,929
U.S. Treasury Bill	A-1+	0.07	01/07/21	4,000,000	3,999,957

					7,499,801

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,499,801) 0.8%					7,499,801

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.01	01/04/21	$793,385	$793,385

TOTAL TEMPORARY CASH INVESTMENT (Cost: $793,385) 0.1%					793,385

TOTAL INVESTMENTS (Cost: $799,666,024) 100.5%					944,862,357

OTHER NET ASSETS -0.5%					(4,445,354)

NET ASSETS 100.0%					$940,417,003

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (11.0%)
Activision Blizzard, Inc.	83	$7,707
Alphabet, Inc. Cl A*	33	57,837
Alphabet, Inc. Cl C*	32	56,060
AT&T, Inc.	765	22,001
CenturyLink, Inc.	105	1,024
Charter Communications, Inc. Cl A*	16	10,585
Comcast Corp. Cl A	491	25,728
Discovery, Inc. Cl A*	17	512
Discovery, Inc. Cl C*	32	838
DISH Network Corp. Cl A*	26	841
Electronic Arts, Inc.	31	4,452
Facebook, Inc. Cl A*	259	70,748
Fox Corp. Cl A	36	1,048
Fox Corp. Cl B	16	462
Interpublic Group of Cos., Inc.	41	964
Live Nation Entertainment, Inc.*	15	1,102
Netflix, Inc.*	48	25,955
News Corp. Cl A	42	755
News Corp. Cl B	13	231
Omnicom Group, Inc.	23	1,434
Take-Two Interactive Software, Inc.*	12	2,493
T-Mobile US, Inc.*	62	8,361
Twitter, Inc.*	85	4,603
Verizon Communications, Inc.	445	26,144
ViacomCBS, Inc. Cl B	60	2,236
Walt Disney Co.*	194	35,149

		369,270

CONSUMER DISCRETIONARY (11.3%)
Advance Auto Parts, Inc.	7	1,103
Amazon.com, Inc.*	47	153,076
Aptiv PLC	29	3,778
AutoZone, Inc.*	3	3,556
Best Buy Co., Inc.	24	2,395
Booking Hldgs., Inc.*	5	11,136
BorgWarner, Inc.	26	1,005
CarMax, Inc.*	17	1,606
Carnival Corp.	80	1,733
Chipotle Mexican Grill, Inc. Cl A*	3	4,160
Darden Restaurants, Inc.	14	1,668
Dollar General Corp.	26	5,468
Dollar Tree, Inc.*	25	2,701
Domino’s Pizza, Inc.	4	1,534
DR Horton, Inc.	36	2,481
eBay, Inc.	71	3,568
Etsy, Inc.*	13	2,313
Expedia Group, Inc.	14	1,854
Ford Motor Co.	424	3,727
Gap, Inc.	22	444
Garmin Ltd.	16	1,915
General Motors Co.	136	5,663
Genuine Parts Co.	15	1,506
Hanesbrands, Inc.	37	539

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hasbro, Inc.	13	$1,216
Hilton Worldwide Hldgs., Inc.	30	3,338
Home Depot, Inc.	117	31,077
L Brands, Inc.	25	930
Las Vegas Sands Corp.	35	2,086
Leggett & Platt, Inc.	14	620
Lennar Corp. Cl A	29	2,211
LKQ Corp.*	30	1,057
Lowe’s Cos., Inc.	80	12,841
Marriott International, Inc. Cl A	28	3,694
McDonald’s Corp.	81	17,381
Mohawk Industries, Inc.*	6	846
NIKE, Inc. Cl B	136	19,240
Norwegian Cruise Line Hldgs. Ltd.*	34	865
NVR, Inc.*	1	4,080
O’Reilly Automotive, Inc.*	8	3,620
Pool Corp.	4	1,490
PulteGroup, Inc.	29	1,250
PVH Corp.	7	657
Ralph Lauren Corp. Cl A	5	519
Ross Stores, Inc.	38	4,667
Starbucks Corp.	127	13,586
Tapestry, Inc.	30	932
Target Corp.	54	9,533
Tiffany & Co.	11	1,446
TJX Cos., Inc.	130	8,878
Tractor Supply Co.	12	1,687
Ulta Beauty, Inc.*	6	1,723
Under Armour, Inc. Cl A*	20	343
Under Armour, Inc. Cl C*	21	312
VF Corp.	34	2,904
Whirlpool Corp.	7	1,263
Wynn Resorts Ltd.	10	1,128
Yum! Brands, Inc.	32	3,474

		379,823

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	391	16,031
Archer-Daniels-Midland Co.	116	5,848
Brown-Forman Corp. Cl B	39	3,098
Campbell Soup Co.	43	2,079
Clorox Co.	27	5,452
Coca-Cola Co.	813	44,585
Conagra Brands, Inc.	103	3,735
Constellation Brands, Inc. Cl A	35	7,667
Costco Wholesale Corp.	93	35,041
Estee Lauder Cos., Inc. Cl A	48	12,777
General Mills, Inc.	129	7,585
Hormel Foods Corp.	59	2,750
JM Smucker Co.	24	2,774
Kellogg Co.	54	3,360
Kimberly-Clark Corp.	72	9,708
Kraft Heinz Co.	137	4,748
Kroger Co.	163	5,177
Lamb Weston Hldgs., Inc.	31	2,441

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
McCormick & Co., Inc.	52	$4,971
Molson Coors Beverage Co. Cl B	40	1,808
Mondelez International, Inc. Cl A	301	17,599
Monster Beverage Corp.*	78	7,213
Sysco Corp.	106	7,872
Tyson Foods, Inc. Cl A	62	3,995
Walgreens Boots Alliance, Inc.	151	6,022

		224,336

ENERGY (2.3%)
Apache Corp.	40	568
Baker Hughes Co. Cl A	73	1,522
Cabot Oil & Gas Corp.	42	684
Chevron Corp.	207	17,481
Concho Resources, Inc.	21	1,225
ConocoPhillips	115	4,599
Devon Energy Corp.	41	648
Diamondback Energy, Inc.	16	774
EOG Resources, Inc.	62	3,092
Exxon Mobil Corp.	454	18,714
Halliburton Co.	95	1,795
Hess Corp.	29	1,531
HollyFrontier Corp.	16	414
Kinder Morgan, Inc.	209	2,857
Marathon Oil Corp.	84	560
Marathon Petroleum Corp.	70	2,895
National Oilwell Varco, Inc.	41	563
Occidental Petroleum Corp.	90	1,558
ONEOK, Inc.	47	1,804
Phillips 66	47	3,287
Pioneer Natural Resources Co.	17	1,936
Schlumberger NV	149	3,253
TechnipFMC PLC	45	423
Valero Energy Corp.	43	2,433
Williams Cos., Inc.	130	2,606

		77,222

FINANCIALS (10.5%)
Aflac, Inc.	70	3,113
Allstate Corp.	33	3,628
American Express Co.	70	8,464
American International Group, Inc.	92	3,483
Ameriprise Financial, Inc.	12	2,332
Aon PLC Cl A	24	5,070
Arthur J. Gallagher & Co.	20	2,474
Assurant, Inc.	6	817
Bank of America Corp.	818	24,794
Bank of New York Mellon Corp.	87	3,692
Berkshire Hathaway, Inc. Cl B*	209	48,461
BlackRock, Inc. Cl A	16	11,545
Capital One Financial Corp.	49	4,844
Cboe Global Markets, Inc.	11	1,024
Charles Schwab Corp.	160	8,486
Chubb Ltd.	48	7,388

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Cincinnati Financial Corp.	16	$1,398
Citigroup, Inc.	223	13,750
Citizens Financial Group, Inc.	45	1,609
CME Group, Inc. Cl A	38	6,918
Comerica, Inc.	14	782
Discover Financial Svcs.	33	2,988
Everest Re Group Ltd.	4	936
Fifth Third Bancorp	76	2,095
First Republic Bank	18	2,645
Franklin Resources, Inc.	29	725
Globe Life, Inc.	10	950
Goldman Sachs Group, Inc.	37	9,757
Hartford Financial Svcs. Group, Inc.	38	1,861
Huntington Bancshares, Inc.	109	1,377
Intercontinental Exchange, Inc.	60	6,917
Invesco Ltd.	40	697
JPMorgan Chase & Co.	328	41,679
KeyCorp	105	1,723
Lincoln National Corp.	19	956
Loews Corp.	25	1,126
M&T Bank Corp.	13	1,655
MarketAxess Hldgs., Inc.	4	2,282
Marsh & McLennan Cos., Inc.	54	6,318
MetLife, Inc.	82	3,850
Moody’s Corp.	17	4,934
Morgan Stanley	153	10,485
MSCI, Inc. Cl A	9	4,019
Nasdaq, Inc.	12	1,593
Northern Trust Corp.	22	2,049
People’s United Financial, Inc.	45	582
PNC Financial Svcs. Group, Inc.	45	6,705
Principal Financial Group, Inc.	27	1,339
Progressive Corp.	63	6,229
Prudential Financial, Inc.	42	3,279
Raymond James Financial, Inc.	13	1,244
Regions Financial Corp.	103	1,660
S&P Global, Inc.	26	8,547
State Street Corp.	37	2,693
SVB Financial Group*	6	2,327
Synchrony Financial	58	2,013
T. Rowe Price Group, Inc.	24	3,633
Travelers Cos., Inc.	27	3,790
Truist Financial Corp.	144	6,902
U.S. Bancorp	146	6,802
Unum Group	21	482
Wells Fargo & Co.	445	13,430
Willis Towers Watson PLC	14	2,950
WR Berkley Corp.	15	996
Zions Bancorporation	17	739

		354,031

HEALTH CARE (13.8%)
ABIOMED, Inc.*	12	3,890
Alexion Pharmaceuticals, Inc.*	59	9,218
Align Technology, Inc.*	20	10,688

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
AmerisourceBergen Corp. Cl A	39	$3,813
Anthem, Inc.	68	21,834
Baxter International, Inc.	138	11,073
Biogen, Inc.*	42	10,284
Boston Scientific Corp.*	387	13,913
Cardinal Health, Inc.	78	4,178
Cerner Corp.	82	6,435
Cigna Corp.	97	20,193
CVS Health Corp.	352	24,042
DaVita, Inc.*	20	2,348
DENTSPLY SIRONA, Inc.	58	3,037
DexCom, Inc.*	26	9,613
Edwards Lifesciences Corp.*	168	15,327
Eli Lilly & Co.	213	35,963
Gilead Sciences, Inc.	338	19,692
Henry Schein, Inc.*	38	2,541
Hologic, Inc.*	69	5,025
Humana, Inc.	36	14,770
IDEXX Laboratories, Inc.*	23	11,497
Incyte Corp.*	50	4,349
Intuitive Surgical, Inc.*	32	26,179
IQVIA Hldgs., Inc.*	51	9,138
Laboratory Corp. of America Hldgs.*	26	5,292
McKesson Corp.	43	7,479
Medtronic PLC	363	42,522
Mettler-Toledo International, Inc.*	7	7,978
Quest Diagnostics, Inc.	36	4,290
Regeneron Pharmaceuticals, Inc.*	29	14,010
ResMed, Inc.	39	8,290
STERIS PLC	23	4,359
Stryker Corp.	88	21,564
Teleflex, Inc.	13	5,350
Varian Medical Systems, Inc.*	24	4,200
Waters Corp.*	17	4,206
West Pharmaceutical Svcs., Inc.	20	5,666
Zimmer Biomet Hldgs., Inc.	55	8,475
Zoetis, Inc. Cl A	129	21,349

		464,070

INDUSTRIALS (8.5%)
3M Co.	84	14,682
Alaska Air Group, Inc.	18	936
Allegion PLC	13	1,513
American Airlines Group, Inc.	89	1,404
AMETEK, Inc.	33	3,991
AO Smith Corp.	19	1,042
Carrier Global Corp.	118	4,451
Caterpillar, Inc.	79	14,380
CH Robinson Worldwide, Inc.	19	1,784
Cintas Corp.	13	4,595
Copart, Inc.*	30	3,817
CSX Corp.	112	10,164
Cummins, Inc.	22	4,996

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Deere & Co.	46	$12,376
Delta Air Lines, Inc.	93	3,740
Dover Corp.	21	2,651
Eaton Corp. PLC	58	6,968
Emerson Electric Co.	87	6,992
Equifax, Inc.	18	3,471
Expeditors International of Washington, Inc.	24	2,283
Fastenal Co.	84	4,102
FedEx Corp.	35	9,087
Flowserve Corp.	19	700
Fortive Corp.	49	3,470
Fortune Brands Home & Security, Inc.	20	1,714
Howmet Aerospace, Inc.	57	1,627
IDEX Corp.	11	2,191
IHS Markit Ltd.	75	6,737
Illinois Tool Works, Inc.	42	8,563
Ingersoll Rand, Inc.*	54	2,460
JB Hunt Transport Svcs., Inc.	12	1,640
Johnson Controls International PLC	106	4,939
Kansas City Southern	14	2,858
Masco Corp.	38	2,087
Nielsen Hldgs. PLC	52	1,085
Norfolk Southern Corp.	37	8,792
Old Dominion Freight Line, Inc.	14	2,733
Otis Worldwide Corp.	59	3,985
PACCAR, Inc.	50	4,314
Parker-Hannifin Corp.	19	5,176
Pentair PLC	24	1,274
Quanta Svcs., Inc.	20	1,440
Republic Svcs., Inc. Cl A	30	2,889
Robert Half International, Inc.	16	1,000
Rockwell Automation, Inc.	17	4,264
Rollins, Inc.	32	1,250
Roper Technologies, Inc.	16	6,897
Snap-on, Inc.	8	1,369
Southwest Airlines Co.	86	4,008
Stanley Black & Decker, Inc.	23	4,107
Teledyne Technologies, Inc.*	6	2,352
Trane Technologies PLC	35	5,081
TransDigm Group, Inc.*	8	4,951
Union Pacific Corp.	98	20,406
United Airlines Hldgs., Inc.*	42	1,816
United Parcel Svc., Inc. Cl B	105	17,682
United Rentals, Inc.*	10	2,319
Verisk Analytics, Inc. Cl A	24	4,982
Waste Management, Inc.	56	6,604
Westinghouse Air Brake Technologies Corp.	26	1,903
WW Grainger, Inc.	7	2,858
Xylem, Inc.	26	2,647

		286,595

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (27.9%)
Accenture PLC Cl A	68	$17,762
Adobe, Inc.*	52	26,006
Advanced Micro Devices, Inc.*	129	11,831
Akamai Technologies, Inc.*	17	1,785
Amphenol Corp. Cl A	32	4,185
Analog Devices, Inc.	39	5,762
ANSYS, Inc.*	9	3,274
Apple, Inc.	1,727	229,156
Applied Materials, Inc.	98	8,457
Arista Networks, Inc.*	6	1,743
Autodesk, Inc.*	24	7,328
Automatic Data Processing, Inc.	46	8,105
Broadcom, Inc.	44	19,265
Broadridge Financial Solutions, Inc.	12	1,838
Cadence Design Systems, Inc.*	30	4,093
CDW Corp.	15	1,977
Cisco Systems, Inc.	455	20,361
Citrix Systems, Inc.	13	1,691
Cognizant Technology Solutions Corp. Cl A	58	4,753
DXC Technology Co.	27	695
F5 Networks, Inc.*	6	1,056
Fidelity National Information Svcs., Inc.	66	9,336
Fiserv, Inc.*	61	6,946
FleetCor Technologies, Inc.*	9	2,456
FLIR Systems, Inc.	14	614
Fortinet, Inc.*	14	2,079
Gartner, Inc.*	9	1,442
Global Payments, Inc.	32	6,893
Hewlett Packard Enterprise Co.	138	1,635
HP, Inc.	147	3,615
Intel Corp.	443	22,070
International Business Machines Corp.	96	12,085
Intuit, Inc.	28	10,636
IPG Photonics Corp.*	4	895
Jack Henry & Associates, Inc.	8	1,296
Juniper Networks, Inc.	35	788
Keysight Technologies, Inc.*	20	2,642
KLA Corp.	17	4,402
Lam Research Corp.	16	7,556
Leidos Hldgs., Inc.	14	1,472
Mastercard, Inc. Cl A	95	33,909
Maxim Integrated Products, Inc.	28	2,482
Microchip Technology, Inc.	28	3,867
Micron Technology, Inc.*	120	9,022
Microsoft Corp.	815	181,272
Motorola Solutions, Inc.	18	3,061
NetApp, Inc.	24	1,590
NortonLifeLock, Inc.	63	1,309
NVIDIA Corp.	67	34,987
Oracle Corp.	206	13,326
Paychex, Inc.	34	3,168
Paycom Software, Inc.*	5	2,261

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
PayPal Hldgs., Inc.*	126	$29,509
Qorvo, Inc.*	12	1,995
QUALCOMM, Inc.	122	18,586
Salesforce.com, Inc.*	99	22,031
Seagate Technology PLC	24	1,492
ServiceNow, Inc.*	21	11,559
Skyworks Solutions, Inc.	18	2,752
Synopsys, Inc.*	16	4,148
TE Connectivity Ltd.	35	4,237
Teradyne, Inc.	17	2,038
Texas Instruments, Inc.	99	16,249
Tyler Technologies, Inc.*	5	2,183
VeriSign, Inc.*	11	2,380
Visa, Inc. Cl A	183	40,028
Vontier Corp.*	15	501
Western Digital Corp.	32	1,773
Western Union Co.	44	965
Xerox Hldgs. Corp.	18	417
Xilinx, Inc.	26	3,686
Zebra Technologies Corp. Cl A*	6	2,306

		939,070

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	24	6,557
Albemarle Corp.	11	1,623
Amcor PLC	168	1,977
Avery Dennison Corp.	9	1,396
Ball Corp.	35	3,261
Celanese Corp. Cl A	12	1,559
CF Industries Hldgs., Inc.	22	852
Corteva, Inc.	80	3,098
Dow, Inc.	79	4,384
DuPont de Nemours, Inc.	78	5,547
Eastman Chemical Co.	14	1,404
Ecolab, Inc.	27	5,842
FMC Corp.	13	1,494
Freeport-McMoRan, Inc.	156	4,059
International Flavors & Fragrances, Inc.	11	1,197
International Paper Co.	42	2,088
Linde PLC	56	14,757
LyondellBasell Industries NV Cl A	27	2,475
Martin Marietta Materials, Inc.	7	1,988
Mosaic Co.	37	851
Newmont Corp.	86	5,151
Nucor Corp.	32	1,702
Packaging Corp. of America	10	1,379
PPG Industries, Inc.	25	3,605
Sealed Air Corp.	16	733
Sherwin-Williams Co.	9	6,614
Vulcan Materials Co.	14	2,076
WestRock Co.	28	1,219

		88,888

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	14	$2,495
American Tower Corp.	51	11,447
AvalonBay Communities, Inc.	15	2,406
Boston Properties, Inc.	16	1,512
CBRE Group, Inc. Cl A*	37	2,321
Crown Castle International Corp.	49	7,800
Digital Realty Trust, Inc.	32	4,464
Duke Realty Corp.	42	1,679
Equinix, Inc.	11	7,856
Equity Residential	38	2,253
Essex Property Trust, Inc.	7	1,662
Extra Space Storage, Inc.	14	1,622
Federal Realty Investment Trust	7	596
Host Hotels & Resorts, Inc.	79	1,156
Iron Mountain, Inc.	32	943
Kimco Realty Corp.	48	720
Mid-America Apartment Communities, Inc.	12	1,520
Prologis, Inc.	83	8,272
Public Storage	18	4,157
Realty Income Corp.	39	2,425
Regency Centers Corp.	17	775
SBA Communications Corp. Cl A	13	3,668
Simon Property Group, Inc.	37	3,155
SL Green Realty Corp.	8	477
UDR, Inc.	33	1,268
Vornado Realty Trust	17	635
Welltower, Inc.	47	3,037
Weyerhaeuser Co.	84	2,817

		83,138

UTILITIES (2.8%)
AES Corp.	71	1,668
Alliant Energy Corp.	26	1,340
Ameren Corp.	26	2,030

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
American Electric Power Co., Inc.	54	$4,497
American Water Works Co., Inc.	19	2,916
Atmos Energy Corp.	13	1,241
CenterPoint Energy, Inc.	58	1,255
CMS Energy Corp.	30	1,830
Consolidated Edison, Inc.	36	2,602
Dominion Energy, Inc.	88	6,618
DTE Energy Co.	20	2,428
Duke Energy Corp.	79	7,233
Edison International	40	2,513
Entergy Corp.	21	2,097
Evergy, Inc.	24	1,332
Eversource Energy	36	3,114
Exelon Corp.	104	4,391
FirstEnergy Corp.	58	1,775
NextEra Energy, Inc.	211	16,279
NiSource, Inc.	41	941
NRG Energy, Inc.	26	976
Pinnacle West Capital Corp.	12	959
PPL Corp.	82	2,312
Public Svc. Enterprise Group, Inc.	54	3,148
Sempra Energy	31	3,950
Southern Co.	113	6,942
WEC Energy Group, Inc.	33	3,037
Xcel Energy, Inc.	56	3,733

		93,157

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $3,018,970) 99.9%		3,359,600

TOTAL INVESTMENTS
(Cost: $3,018,970) 99.9%		3,359,600

OTHER NET ASSETS 0.1%		3,723

NET ASSETS 100.0%		$3,363,323

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	3,820,781	$57,349,925
Equity Index Fund (20.8%)	784,033	40,103,292
Mid-Cap Equity Index Fund (5.6%)	469,072	10,821,500
Mid-Term Bond Fund (36.1%)	6,435,570	69,439,802
Money Market Fund (7.7%)	1,256,792	14,892,980

		192,607,499

TOTAL COMMON STOCKS (Cost: $187,071,756) 100.0%		192,607,499

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit	0.01	01/04/21	$24,054	$24,054

TOTAL TEMPORARY CASH INVESTMENT (Cost: $24,054) 0.0% (2)				24,054

TOTAL INVESTMENTS (Cost: $187,095,810) 100.0%				192,631,553

OTHER NET ASSETS -0.0% (2)				(41,624)

NET ASSETS 100.0%				$192,589,929

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.7%)	2,764,846	$41,500,334
Equity Index Fund (23.1%)	631,201	32,285,939
International Fund (4.9%)	735,809	6,872,455
Mid-Cap Equity Index Fund (9.6%)	579,737	13,374,539
Mid-Term Bond Fund (30.1%)	3,907,699	42,164,077
Money Market Fund (2.6%)	306,457	3,631,510

TOTAL INVESTMENTS (Cost: $128,895,625) 100.0%		139,828,854

OTHER NET ASSETS -0.0% (2)		(26,495)

NET ASSETS 100.0%		$139,802,359

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.8%)	10,614,656	$159,325,986
Equity Index Fund (25.8%)	3,001,424	153,522,830
International Fund (7.7%)	4,908,728	45,847,517
Mid-Cap Equity Index Fund (11.4%)	2,934,255	67,693,274
Mid-Term Bond Fund (24.5%)	13,507,838	145,749,573
Money Market Fund (1.1%)	553,613	6,560,318
Small Cap Growth Fund (1.2%)	382,958	6,713,259
Small Cap Value Fund (1.5%)	675,658	9,087,598

TOTAL INVESTMENTS (Cost: $543,028,080) 100.0%		594,500,355

OTHER NET ASSETS -0.0% (2)		(44,691)

NET ASSETS 100.0%		$594,455,664

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.1%)	17,050,443	$255,927,154
Equity Index Fund (29.5%)	5,896,037	301,582,316
International Fund (10.0%)	10,961,491	102,380,329
Mid-Cap Equity Index Fund (13.1%)	5,781,366	133,376,113
Mid-Term Bond Fund (17.6%)	16,607,312	179,192,900
Small Cap Growth Fund (2.4%)	1,375,788	24,117,558
Small Cap Value Fund (2.3%)	1,772,220	23,836,360

TOTAL INVESTMENTS (Cost: $926,544,623) 100.0%		1,020,412,730

OTHER NET ASSETS -0.0% (2)		(62,826)

NET ASSETS 100.0%		$1,020,349,904

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.8%)	13,624,534	$204,504,254
Equity Index Fund (33.4%)	6,404,443	327,587,252
International Fund (11.6%)	12,165,476	113,625,544
Mid-Cap Equity Index Fund (17.6%)	7,493,105	172,865,932
Mid-Term Bond Fund (9.5%)	8,647,759	93,309,319
Small Cap Growth Fund (3.5%)	1,936,454	33,946,043
Small Cap Value Fund (3.6%)	2,644,740	35,571,755

TOTAL INVESTMENTS (Cost: $877,533,833) 100.0%		981,410,099

OTHER NET ASSETS -0.0% (2)		(62,151)

NET ASSETS 100.0%		$981,347,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.4%)	11,501,661	$172,639,926
Equity Index Fund (35.9%)	5,943,771	304,023,885
International Fund (14.4%)	13,028,624	121,687,352
Mid-Cap Equity Index Fund (19.2%)	7,070,300	163,111,815
Small Cap Equity Index Fund (1.3%)	1,002,341	10,765,140
Small Cap Growth Fund (4.3%)	2,063,203	36,167,956
Small Cap Value Fund (4.5%)	2,831,475	38,083,344

TOTAL INVESTMENTS (Cost: $743,699,099) 100.0%		846,479,418

OTHER NET ASSETS -0.0% (2)		(56,632)

NET ASSETS 100.0%		$846,422,786

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.1%)	6,648,328	$99,791,406
Equity Index Fund (35.9%)	4,970,295	254,230,612
International Fund (17.3%)	13,103,843	122,389,890
Mid-Cap Equity Index Fund (21.3%)	6,538,132	150,834,701
Small Cap Equity Index Fund (2.7%)	1,745,613	18,747,883
Small Cap Growth Fund (4.3%)	1,746,583	30,617,597
Small Cap Value Fund (4.4%)	2,321,393	31,222,731

TOTAL INVESTMENTS (Cost: $613,586,549) 100.0%		707,834,820

OTHER NET ASSETS -0.0% (2)		(50,688)

NET ASSETS 100.0%		$707,784,132

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.8%)	6,267,197	$94,070,620
Equity Index Fund (35.6%)	5,102,462	260,990,928
International Fund (16.6%)	13,053,213	121,917,010
Mid-Cap Equity Index Fund (21.5%)	6,834,140	157,663,616
Small Cap Equity Index Fund (2.6%)	1,784,873	19,169,539
Small Cap Growth Fund (5.4%)	2,228,896	39,072,545
Small Cap Value Fund (5.5%)	3,011,839	40,509,234

TOTAL INVESTMENTS (Cost: $626,017,507) 100.0%		733,393,492

OTHER NET ASSETS -0.0% (2)		(51,766)

NET ASSETS 100.0%		$733,341,726

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.5%)	3,735,611	$56,071,522
Equity Index Fund (35.3%)	3,693,381	188,916,434
International Fund (17.7%)	10,128,568	94,600,822
Mid-Cap Equity Index Fund (22.4%)	5,212,963	120,263,058
Small Cap Equity Index Fund (3.3%)	1,666,161	17,894,574
Small Cap Growth Fund (5.3%)	1,615,575	28,321,038
Small Cap Value Fund (5.5%)	2,211,236	29,741,121

TOTAL INVESTMENTS (Cost: $471,406,069) 100.0%		535,808,569

OTHER NET ASSETS -0.0% (2)		(43,728)

NET ASSETS 100.0%		$535,764,841

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.8%)	1,291,374	$19,383,525
Equity Index Fund (35.0%)	1,505,096	76,985,648
International Fund (17.9%)	4,205,484	39,279,218
Mid-Cap Equity Index Fund (22.1%)	2,102,238	48,498,622
Small Cap Equity Index Fund (4.2%)	856,265	9,196,290
Small Cap Growth Fund (6.2%)	783,657	13,737,508
Small Cap Value Fund (5.8%)	945,740	12,720,199

TOTAL INVESTMENTS (Cost: $198,570,079) 100.0%		219,801,010

OTHER NET ASSETS -0.0% (2)		(30,381)

NET ASSETS 100.0%		$219,770,629

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.0%)	335,836	$5,040,894
Equity Index Fund (32.7%)	462,216	23,642,356
International Fund (19.3%)	1,495,031	13,963,590
Mid-Cap Equity Index Fund (23.4%)	734,383	16,942,212
Small Cap Equity Index Fund (4.5%)	306,116	3,287,681
Small Cap Growth Fund (6.3%)	261,041	4,576,054
Small Cap Value Fund (6.8%)	366,592	4,930,666

TOTAL INVESTMENTS (Cost: $64,942,633) 100.0%		72,383,453

OTHER NET ASSETS -0.0% (2)		(2,912)

NET ASSETS 100.0%		$72,380,541

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (5.4%)	11,141	$167,231
Equity Index Fund (32.2%)	19,565	1,000,749
International Fund (19.9%)	66,087	617,251
Mid-Cap Equity Index Fund (23.6%)	31,691	731,110
Small Cap Equity Index Fund (4.2%)	12,169	130,691
Small Cap Growth Fund (7.4%)	13,180	231,052
Small Cap Value Fund (7.3%)	16,872	226,934

TOTAL INVESTMENTS (Cost: $2,951,157) 100.0%		3,105,018

OTHER NET ASSETS -0.0% (2)		(236)

NET ASSETS 100.0%		$3,104,782

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.9%)	3,619,448	$54,327,912
Equity Index Fund (27.5%)	1,013,725	51,852,009
International Fund (5.6%)	1,122,197	10,481,322
Mid-Cap Equity Index Fund (5.3%)	434,386	10,021,284
Mid-Term Bond Fund (32.7%)	5,715,568	61,670,975

TOTAL INVESTMENTS (Cost: $172,795,838) 100.0%		188,353,502

OTHER NET ASSETS -0.0% (2)		(21,199)

NET ASSETS 100.0%		$188,332,303

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.8%)	6,735,562	$101,100,790
Equity Index Fund (37.0%)	3,210,883	164,236,662
International Fund (10.4%)	4,961,838	46,343,571
Mid-Cap Equity Index Fund (16.1%)	3,091,154	71,312,929
Mid-Term Bond Fund (13.7%)	5,631,729	60,766,351

TOTAL INVESTMENTS (Cost: $377,941,528) 100.0%		443,760,303

OTHER NET ASSETS -0.0% (2)		(20,239)

NET ASSETS 100.0%		$443,740,064

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (17.5%)	3,935,131	$59,066,316
Equity Index Fund (35.5%)	2,340,254	119,704,001
International Fund (15.1%)	5,430,519	50,721,049
Mid-Cap Equity Index Fund (20.4%)	2,985,149	68,867,385
Small Cap Growth Fund (6.5%)	1,247,701	21,872,194
Small Cap Value Fund (5.0%)	1,259,728	16,943,338

TOTAL INVESTMENTS (Cost: $274,469,238) 100.0%		337,174,283

OTHER NET ASSETS -0.0% (2)		(20,124)

NET ASSETS 100.0%		$337,154,159

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.0%)
U.S. Treasury Bill	A-1+	0.07	01/12/21	$4,600,000	$4,599,901
U.S. Treasury Bill	A-1+	0.07	01/14/21	4,700,000	4,699,874
U.S. Treasury Bill	A-1+	0.07	01/21/21	3,200,000	3,199,879
U.S. Treasury Bill	A-1+	0.07	02/02/21	4,500,000	4,499,706
U.S. Treasury Bill	A-1+	0.08	01/07/21	2,800,000	2,799,962
U.S. Treasury Bill	A-1+	0.08	02/04/21	3,500,000	3,499,749
U.S. Treasury Bill	A-1+	0.08	02/09/21	750,000	749,937
U.S. Treasury Bill	A-1+	0.08	02/16/21	6,000,000	5,999,406
U.S. Treasury Bill	A-1+	0.08	02/18/21	10,900,000	10,898,773
U.S. Treasury Bill	A-1+	0.09	01/05/21	3,700,000	3,699,965
U.S. Treasury Bill	A-1+	0.09	02/11/21	4,400,000	4,399,549
U.S. Treasury Bill	A-1+	0.09	02/23/21	3,600,000	3,599,535

					52,646,236

COMMERCIAL PAPER (52.8%)
Apple, Inc.†	A-1+	0.10	02/05/21	4,850,000	4,849,528
Archer Daniels Midland Co.†	A-1	0.09	01/14/21	4,800,000	4,799,844
Cargill, Inc.	A-1	0.12	01/06/21	4,750,000	4,749,921
Chevron Corp.†	A-1+	0.11	01/08/21	1,400,000	1,399,970
Emerson Electric Co.†	A-1	0.11	01/22/21	2,500,000	2,499,840
Exxon Mobil Corp.	A-1+	0.13	02/17/21	3,850,000	3,849,347
J.P. Morgan Securities LLC	A-1	0.17	01/08/21	4,800,000	4,799,841
John Deere Capital Corp.	A-1	0.12	01/19/21	4,700,000	4,699,718
Merck & Co., Inc.†	A-1+	0.11	02/10/21	1,400,000	1,399,829
Merck & Co., Inc.†	A-1+	0.11	02/11/21	3,400,000	3,399,574
National Rural Utilities	A-1	0.10	01/04/21	950,000	949,992
National Rural Utilities	A-1	0.12	01/07/21	525,000	524,990
National Rural Utilities	A-1	0.13	01/20/21	3,000,000	2,999,794
Novartis Finance Corp.†	A-1+	0.10	01/15/21	2,200,000	2,199,914
ONE Gas, Inc.†	A-1	0.12	01/04/21	900,000	899,991
ONE Gas, Inc.†	A-1	0.14	01/07/21	2,000,000	1,999,953
ONE Gas, Inc.†	A-1	0.15	01/11/21	1,700,000	1,699,929
Private Export Fund Corp.	NR	0.10	02/01/21	4,300,000	4,299,630
Procter & Gamble Co.†	A-1+	0.10	01/06/21	3,000,000	2,999,958
Toyota Motor Credit Corp.	A-1+	0.11	02/05/21	4,800,000	4,799,487
Unilever Capital Corp.†	A-1	0.10	01/06/21	4,000,000	3,999,944
Unilever Capital Corp.†	A-1	0.12	01/25/21	750,000	749,940

					64,570,934

CORPORATE DEBT (4.1%)
IBM Credit LLC†	A-1	0.48	01/20/21	4,839,000	4,839,785
Microsoft Corp.†	A-1+	4.00	02/08/21	210,000	210,822

					5,050,607

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $122,267,777) 99.9%					122,267,777

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.01	01/04/21	$61,352	$61,352

TOTAL TEMPORARY CASH INVESTMENT (Cost: $61,352) 0.1%					61,352

TOTAL INVESTMENTS (Cost: $122,329,129) 100.0%					122,329,129

OTHER NET ASSETS 0.0% (2)					26,615

NET ASSETS 100.0%					$122,355,744

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (79.9%)
U.S. Treasury Note	AA+	0.38	09/30/27	$41,300,000	$40,651,461
U.S. Treasury Note	AA+	0.50	04/30/27	11,000,000	10,968,633
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	46,287,480
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	40,660,469
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	25,983,750
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	6,106,445
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	43,846,875
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	23,705,813
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	20,044,137
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	25,130,882
U.S. Treasury Note	AA+	1.50	10/31/21	14,590,000	14,756,417
U.S. Treasury Note	AA+	1.50	02/28/23	24,315,000	25,029,253
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	5,093,807
U.S. Treasury Note	AA+	1.50	08/15/26	29,175,000	30,884,473
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	9,119,564
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	31,056,560
U.S. Treasury Note	AA+	1.63	09/30/26	17,020,000	18,139,597
U.S. Treasury Note	AA+	1.75	11/30/21	9,725,000	9,868,596
U.S. Treasury Note	AA+	1.75	02/28/22	14,590,000	14,865,842
U.S. Treasury Note	AA+	1.88	05/31/22	19,450,000	19,931,691
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	25,801,444
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	25,832,788
U.S. Treasury Note	AA+	2.13	05/15/25	9,920,000	10,705,075
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	20,401,631
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	21,969,383
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	20,836,572
U.S. Treasury Note	AA+	2.50	02/28/26	19,450,000	21,557,590
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	14,344,805
U.S. Treasury Note	AA+	2.88	05/31/25	35,495,000	39,486,801

					663,067,834

U.S. GOVERNMENT AGENCIES (0.0%) (2)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	1	1

CORPORATE DEBT (19.7%)
COMMUNICATION SERVICES (0.9%)
Discovery Communications LLC	BBB-	3.50	06/15/22	2,430,000	2,512,594
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,945,000	2,028,540
ViacomCBS, Inc.	BBB	3.25	03/15/23	2,430,000	2,524,283

					7,065,417

CONSUMER DISCRETIONARY (2.1%)
AutoZone, Inc.	BBB	3.70	04/15/22	290,000	300,521
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,076,025
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	1,945,000	1,946,291
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	2,165,314
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	50,000	50,804
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	705,476
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,499,515
Marriott International, Inc.	BBB-	3.13	02/15/23	1,945,000	2,008,349
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	2,045,813
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	271,000	276,249
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,482,663
Wyndham Destinations, Inc.	BB-	5.65	04/01/24	2,430,000	2,624,400

					17,181,420

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER STAPLES (1.4%)
Coca-Cola Co.	A+	2.95	03/25/25	$1,000,000	$1,102,045
Flowers Foods, Inc.	BBB	4.38	04/01/22	1,945,000	2,013,983
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	2,075,306
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	3,131,451
Kroger Co.	BBB	2.95	11/01/21	1,945,000	1,982,776
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	1,013,822

					11,319,383

ENERGY (0.6%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	1,460,000	178,850
Energen Corp.	BBB-	4.63	09/01/21	1,945,000	1,955,019
EQT Corp.	BB	4.88	11/15/21	279,000	285,975
Marathon Oil Corp.	BBB-	2.80	11/01/22	1,945,000	1,999,144
SESI LLC	D	7.13	12/15/21	2,090,000	668,800
Valaris PLC	NR	4.88	06/01/22	1,945,000	111,837

					5,199,625

FINANCIALS (7.1%)
Aflac, Inc.	A-	3.63	06/15/23	535,000	576,799
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	2,070,393
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	2,153,260
Ares Capital Corp.	BBB-	3.63	01/19/22	2,430,000	2,499,446
Assurant, Inc.	BBB	4.00	03/15/23	1,945,000	2,073,386
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,552,765
Capital One Financial Corp.	BBB	4.75	07/15/21	1,945,000	1,990,369
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,156,825
Fairfax U.S., Inc. †	BBB-	4.88	08/13/24	730,000	799,951
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,686,504
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,705,212
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,567,447
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,675,000	2,723,148
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	1,945,000	2,063,217
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,656,924
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	2,155,479
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	2,121,416
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,564,413
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,887,149
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,709,959
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,487,476
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,963,790
Signet UK Finance PLC	B+	4.70	06/15/24	1,945,000	1,867,978
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	2,184,880
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,620,137
Unum Group	BBB	4.00	03/15/24	1,945,000	2,119,485
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	2,224,010
WR Berkley Corp.	BBB+	4.63	03/15/22	1,945,000	2,038,284

					59,220,102

HEALTH CARE (2.0%)
AbbVie, Inc.	BBB+	2.85	05/14/23	2,430,000	2,555,151
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,556,584
Anthem, Inc.	A	3.13	05/15/22	1,945,000	2,017,925
CVS Health Corp.	BBB	3.38	08/12/24	575,000	627,771
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,654,418
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,688,941
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	585,000	611,942
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	1,320,000	1,500,626

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	$1,945,000	$2,000,241

					16,213,599

INDUSTRIALS (1.6%)
3M Co.	A+	2.65	04/15/25	3,000,000	3,257,714
Deere & Co.	A	2.75	04/15/25	2,540,000	2,767,831
Flowserve Corp.	BBB-	3.50	09/15/22	1,945,000	2,017,798
General Dynamics Corp.	A	3.25	04/01/25	1,320,000	1,457,250
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	2,024,392
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	2,060,142

					13,585,127

INFORMATION TECHNOLOGY (1.2%)
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	53,560
Avnet, Inc.	BBB-	3.75	12/01/21	1,100,000	1,126,586
Fiserv, Inc.	BBB	4.75	06/15/21	1,850,000	1,887,983
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	988,703
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,223,714
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	2,046,526
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,460,000	1,629,051

					9,956,123

MATERIALS (0.6%)
Domtar Corp.	BBB-	4.40	04/01/22	1,945,000	2,000,727
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	245,000	249,287
Kinross Gold Corp.	BBB-	5.13	09/01/21	730,000	743,173
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	2,045,394

					5,038,581

REAL ESTATE (1.5%)
Boston Properties LP	BBB+	3.80	02/01/24	2,920,000	3,172,461
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,584,817
Diversified Healthcare Trust	BB	4.75	05/01/24	485,000	498,139
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,451,087
Mack-Cali Realty LP	BB-	4.50	04/18/22	975,000	970,310
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,838,400
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	799,056
Service Properties Trust	BB-	5.00	08/15/22	1,265,000	1,287,137

					12,601,407

UTILITIES (0.7%)
Exelon Generation Co. LLC	BBB	4.25	06/15/22	975,000	1,018,023
National Fuel Gas Co.	BBB-	4.90	12/01/21	1,945,000	1,998,599
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,725,274

					5,741,896

TOTAL CORPORATE DEBT					163,122,680

TOTAL LONG-TERM DEBT SECURITIES (Cost: $795,175,992) 99.6%					826,190,515

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.01	01/04/21	$429,653	$429,653

TOTAL TEMPORARY CASH INVESTMENT (Cost: $429,653) 0.1%					429,653

TOTAL INVESTMENTS (Cost: $795,605,645) 99.7%					826,620,168

OTHER NET ASSETS 0.3%					2,621,604

NET ASSETS 100.0%					$829,241,772

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (47.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$67,887,070
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	57,418,242
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	22,208,203
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	33,020,256
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	12,249,738
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	252,406
U.S. Treasury Bond	AA+	2.88	05/15/49	28,695,000	36,973,956
U.S. Treasury Note	AA+	0.25	06/30/25	5,000,000	4,986,328
U.S. Treasury Note	AA+	0.50	06/30/27	5,000,000	4,977,148
U.S. Treasury Note	AA+	0.63	05/15/30	74,425,000	72,715,551
U.S. Treasury Note	AA+	1.50	09/30/24	9,000,000	9,423,281
U.S. Treasury Note	AA+	1.50	08/15/26	40,350,000	42,714,258
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	6,132,367
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	95,702
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	53,141,635
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	652,852
U.S. Treasury Note	AA+	2.25	02/15/27	43,480,000	48,045,400
U.S. Treasury Note	AA+	2.25	08/15/27	74,145,000	82,182,202
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	56,089,902
U.S. Treasury Note	AA+	2.38	05/15/27	63,970,000	71,329,049
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,259,063
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	56,973,293
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	45,356,436
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,633,005
U.S. Treasury Strip	AA+	0.00	08/15/25	19,580,000	19,210,253
U.S. Treasury Strip	AA+	0.00	08/15/26	19,580,000	18,968,357
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	19,279,627
U.S. Treasury Strip	AA+	0.00	08/15/29	20,680,000	19,009,821
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	8,324,962
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	7,994,955
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	7,662,127

					892,167,445

U.S. GOVERNMENT AGENCIES (31.1%)
MORTGAGE-BACKED OBLIGATIONS (31.1%)
FHLMC	AA+	2.00	09/01/35	1,910,407	1,997,562
FHLMC	AA+	2.00	11/01/40	13,903,648	14,480,549
FHLMC	AA+	2.00	06/01/50	2,572,009	2,671,612
FHLMC	AA+	2.00	11/01/50	4,431,235	4,602,839
FHLMC	AA+	2.00	11/01/50	4,989,152	5,182,361
FHLMC	AA+	2.00	11/01/50	2,990,297	3,088,019
FHLMC	AA+	2.00	11/01/50	4,124,779	4,284,514
FHLMC	AA+	2.00	12/01/50	5,531,603	5,787,681
FHLMC	AA+	2.50	09/01/27	706,764	738,829
FHLMC	AA+	2.50	09/01/27	24,572	25,693
FHLMC	AA+	2.50	12/01/27	656,592	687,317
FHLMC	AA+	2.50	06/01/35	3,613,331	3,765,890
FHLMC	AA+	2.50	10/01/49	2,581,859	2,728,355
FHLMC	AA+	2.50	01/01/50	1,555,495	1,614,115
FHLMC	AA+	2.50	05/01/50	4,829,648	5,131,244
FHLMC	AA+	2.50	06/01/50	5,102,678	5,382,862
FHLMC	AA+	2.50	10/01/50	5,054,382	5,331,913
FHLMC	AA+	3.00	06/01/27	15,164	15,934
FHLMC	AA+	3.00	06/01/27	396,642	416,696
FHLMC	AA+	3.00	08/01/27	204,400	214,516
FHLMC	AA+	3.00	08/01/27	13,080	13,731
FHLMC	AA+	3.00	02/01/32	25,680	27,545

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.00	02/01/32	$3,030,260	$3,249,409
FHLMC	AA+	3.00	07/01/35	1,269,221	1,332,611
FHLMC	AA+	3.00	10/15/37	494,419	501,630
FHLMC	AA+	3.00	12/15/40	281,719	289,410
FHLMC	AA+	3.00	07/01/42	355,199	383,011
FHLMC	AA+	3.00	11/01/42	27,321	29,656
FHLMC	AA+	3.00	11/01/42	999,237	1,033,158
FHLMC	AA+	3.00	03/01/43	1,086,747	1,180,291
FHLMC	AA+	3.00	04/01/43	1,582,822	1,719,072
FHLMC	AA+	3.00	04/01/43	9,636,241	10,260,254
FHLMC	AA+	3.00	04/01/43	30,110	32,489
FHLMC	AA+	3.00	04/01/43	4,980,240	5,410,417
FHLMC	AA+	3.00	09/15/43	1,115,465	1,133,993
FHLMC	AA+	3.00	04/15/44	552,167	570,881
FHLMC	AA+	3.00	04/15/45	1,069,371	1,092,372
FHLMC	AA+	3.00	09/01/46	1,404,187	1,478,549
FHLMC	AA+	3.00	09/01/46	3,340,710	3,626,977
FHLMC	AA+	3.00	11/01/46	660,912	681,392
FHLMC	AA+	3.00	05/01/49	4,035,007	4,238,198
FHLMC	AA+	3.00	11/01/49	2,989,929	3,146,775
FHLMC	AA+	3.00	11/01/49	2,665,800	2,801,035
FHLMC	AA+	3.00	12/01/49	3,547,336	3,725,253
FHLMC	AA+	3.00	02/01/50	3,829,868	4,018,367
FHLMC	AA+	3.50	02/01/35	829,026	887,985
FHLMC	AA+	3.50	02/01/35	1,510,933	1,625,757
FHLMC	AA+	3.50	04/01/35	748,162	805,207
FHLMC	AA+	3.50	02/01/36	718,747	773,251
FHLMC	AA+	3.50	11/01/39	5,115,429	5,429,380
FHLMC	AA+	3.50	01/01/41	724,493	782,284
FHLMC	AA+	3.50	05/01/42	42,483	46,209
FHLMC	AA+	3.50	07/01/42	1,343,503	1,484,241
FHLMC	AA+	3.50	01/01/43	30,057	32,693
FHLMC	AA+	3.50	04/01/43	49,724	53,915
FHLMC	AA+	3.50	06/01/43	1,521,336	1,655,028
FHLMC	AA+	3.50	11/01/43	42,316	45,859
FHLMC	AA+	3.50	01/01/44	15,763,824	17,121,262
FHLMC	AA+	3.50	05/15/44	784,813	795,601
FHLMC	AA+	3.50	04/01/45	1,350,861	1,468,604
FHLMC	AA+	3.50	07/01/45	1,552,178	1,703,945
FHLMC	AA+	3.50	07/01/45	51,739	56,815
FHLMC	AA+	3.50	09/01/45	995,665	1,076,923
FHLMC	AA+	3.50	11/01/45	3,949,717	4,266,334
FHLMC	AA+	3.50	08/01/46	1,648,176	1,791,891
FHLMC	AA+	3.50	08/01/47	4,925,201	5,235,879
FHLMC	AA+	3.50	09/01/47	4,929,898	5,236,643
FHLMC	AA+	3.50	11/01/47	2,223,633	2,363,023
FHLMC	AA+	3.50	12/01/47	1,019,727	1,082,397
FHLMC	AA+	3.50	07/01/49	2,224,683	2,363,036
FHLMC	AA+	3.50	02/01/50	4,092,507	4,366,569
FHLMC	AA+	4.00	02/01/25	32,179	34,144
FHLMC	AA+	4.00	02/01/25	1,818	1,929
FHLMC	AA+	4.00	05/01/26	109,934	116,942
FHLMC	AA+	4.00	11/01/33	38,761	41,201
FHLMC	AA+	4.00	12/01/33	785,449	849,025
FHLMC	AA+	4.00	01/01/38	102,194	115,450
FHLMC	AA+	4.00	01/01/38	1,822,630	2,058,610

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	4.00	06/15/38	$5,000,000	$5,170,091
FHLMC	AA+	4.00	12/15/38	105,398	107,334
FHLMC	AA+	4.00	01/15/40	2,000,000	2,108,365
FHLMC	AA+	4.00	03/01/41	14,613	16,109
FHLMC	AA+	4.00	07/01/41	20,135	22,385
FHLMC	AA+	4.00	07/01/41	603,289	670,508
FHLMC	AA+	4.00	11/01/42	19,231	21,203
FHLMC	AA+	4.00	01/01/44	60,166	66,307
FHLMC	AA+	4.00	10/01/44	983,117	1,078,175
FHLMC	AA+	4.00	10/01/44	1,085,808	1,187,076
FHLMC	AA+	4.00	10/01/44	595,945	649,298
FHLMC	AA+	4.00	10/01/44	32,771	35,947
FHLMC	AA+	4.00	02/01/45	3,496,153	3,918,824
FHLMC	AA+	4.00	06/01/45	44,910	49,464
FHLMC	AA+	4.00	05/01/47	32,031	34,450
FHLMC	AA+	4.00	05/01/47	1,241,184	1,334,654
FHLMC	AA+	4.00	02/01/48	792,156	847,541
FHLMC	AA+	4.00	05/01/48	473,513	505,182
FHLMC	AA+	4.00	09/01/48	2,709,609	2,894,508
FHLMC	AA+	4.00	10/01/48	1,799,676	1,916,911
FHLMC	AA+	4.00	04/01/49	2,940,489	3,156,075
FHLMC	AA+	4.00	04/01/49	2,450,934	2,611,056
FHLMC	AA+	4.50	03/01/34	5,882	6,481
FHLMC	AA+	4.50	08/01/34	2,929	3,241
FHLMC	AA+	4.50	02/01/44	20,795	23,177
FHLMC	AA+	4.50	05/01/48	1,384,554	1,504,213
FHLMC	AA+	4.50	05/01/48	1,937,839	2,107,928
FHLMC	AA+	5.00	02/01/26	1,109	1,226
FHLMC	AA+	5.00	10/01/40	475,416	552,810
FHLMC	AA+	5.50	07/01/32	2,655	3,043
FHLMC	AA+	5.50	01/15/33	112,840	129,120
FHLMC	AA+	5.50	05/01/33	762	851
FHLMC	AA+	5.50	06/01/37	15,115	17,773
FHLMC	AA+	6.00	07/15/29	64,061	72,142
FHLMC	AA+	6.00	03/15/32	84,500	97,922
FHLMC ARM	AA+	3.56	05/01/37	41,781	41,923
FHLMC ARM	AA+	3.67	04/01/37	50,472	53,094
FHLMC ARM	AA+	3.76	02/01/36	113,523	113,989
FHLMC ARM	AA+	3.76	03/01/37	12,576	12,667
FHLMC ARM	AA+	3.86	04/01/37	26,668	26,760
FHLMC Strip	AA+	3.00	01/15/43	1,614,764	1,699,035
FHLMC Strip	AA+	3.50	10/15/47	1,178,525	1,256,019
FNMA	AA+	2.00	03/01/35	7,949,993	8,321,623
FNMA	AA+	2.00	04/01/35	1,912,128	1,999,728
FNMA	AA+	2.00	05/01/35	9,534,794	9,966,713
FNMA	AA+	2.00	11/01/35	7,858,281	8,225,155
FNMA	AA+	2.00	08/01/40	2,896,280	3,014,676
FNMA	AA+	2.00	10/01/50	4,840,118	5,032,324
FNMA	AA+	2.00	10/01/50	2,986,166	3,101,808
FNMA	AA+	2.00	10/01/50	4,016,370	4,171,907
FNMA	AA+	2.25	01/01/28	1,049,321	1,098,458
FNMA	AA+	2.50	01/01/33	329,879	349,272
FNMA	AA+	2.50	02/01/33	1,015,231	1,070,976
FNMA	AA+	2.50	05/01/35	1,217,223	1,269,197
FNMA	AA+	2.50	06/01/35	3,938,455	4,107,215
FNMA	AA+	2.50	07/01/35	1,349,206	1,406,808

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	2.50	07/01/35	$4,707,649	$4,909,652
FNMA	AA+	2.50	07/01/35	4,690,247	4,891,742
FNMA	AA+	2.50	09/01/35	6,535,469	6,814,602
FNMA	AA+	2.50	10/01/35	9,790,692	10,288,444
FNMA	AA+	2.50	03/01/50	4,286,596	4,521,969
FNMA	AA+	2.50	03/01/50	5,923,422	6,248,672
FNMA	AA+	2.50	06/01/50	5,916,982	6,241,878
FNMA	AA+	2.50	10/01/50	4,604,389	4,857,212
FNMA	AA+	2.50	12/01/50	3,993,161	4,229,883
FNMA	AA+	2.50	12/01/50	2,269,338	2,397,695
FNMA	AA+	2.68	12/01/26	3,000,000	3,197,149
FNMA	AA+	2.92	07/01/27	2,834,728	3,051,346
FNMA	AA+	3.00	05/25/31	3,697,730	3,819,366
FNMA	AA+	3.00	06/01/33	1,059,514	1,119,448
FNMA	AA+	3.00	07/01/33	1,403,317	1,487,875
FNMA	AA+	3.00	09/01/33	1,624,521	1,724,399
FNMA	AA+	3.00	03/01/36	1,729,064	1,827,757
FNMA	AA+	3.00	09/01/40	1,978,670	2,093,142
FNMA	AA+	3.00	04/25/42	637,772	649,615
FNMA	AA+	3.00	12/01/42	816,556	844,161
FNMA	AA+	3.00	02/01/43	26,169	27,787
FNMA	AA+	3.00	03/01/43	20,311	22,153
FNMA	AA+	3.00	04/01/43	931,525	963,217
FNMA	AA+	3.00	09/01/43	63,586	68,402
FNMA	AA+	3.00	02/01/45	1,172,436	1,281,448
FNMA	AA+	3.00	03/01/45	761,500	787,799
FNMA	AA+	3.00	09/01/46	2,175,916	2,296,547
FNMA	AA+	3.00	01/01/47	656,915	677,572
FNMA	AA+	3.00	12/01/47	327,462	344,166
FNMA	AA+	3.00	03/01/48	404,326	425,062
FNMA	AA+	3.00	03/01/50	16,544,747	17,538,938
FNMA	AA+	3.00	03/01/50	2,134,414	2,241,341
FNMA	AA+	3.00	05/01/50	4,515,547	4,786,614
FNMA	AA+	3.00	06/01/50	6,635,428	6,961,832
FNMA	AA+	3.50	03/25/28	40,191	42,362
FNMA	AA+	3.50	03/01/32	537,656	576,880
FNMA	AA+	3.50	09/01/32	33,531	36,244
FNMA	AA+	3.50	07/01/34	1,393,518	1,493,152
FNMA	AA+	3.50	10/01/34	1,272,940	1,352,624
FNMA	AA+	3.50	02/01/35	1,074,916	1,154,625
FNMA	AA+	3.50	08/01/38	29,652	32,125
FNMA	AA+	3.50	03/01/41	1,026,051	1,133,466
FNMA	AA+	3.50	10/01/41	658,396	704,712
FNMA	AA+	3.50	12/01/41	621,911	662,609
FNMA	AA+	3.50	04/01/42	680,000	715,233
FNMA	AA+	3.50	08/01/42	24,093	26,127
FNMA	AA+	3.50	12/01/42	64,637	70,289
FNMA	AA+	3.50	12/01/42	1,146,642	1,235,515
FNMA	AA+	3.50	01/01/43	803,687	877,246
FNMA	AA+	3.50	07/25/43	87,759	87,803
FNMA	AA+	3.50	08/01/43	2,851,963	3,113,746
FNMA	AA+	3.50	08/01/43	1,387,037	1,506,609
FNMA	AA+	3.50	10/01/43	726,780	772,382
FNMA	AA+	3.50	01/01/44	436,938	456,108
FNMA	AA+	3.50	08/01/44	2,607,433	2,721,829
FNMA	AA+	3.50	08/25/44	650,189	654,793

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	04/01/45	$2,464,868	$2,694,442
FNMA	AA+	3.50	04/01/45	1,457,752	1,584,815
FNMA	AA+	3.50	05/01/45	2,183,196	2,361,645
FNMA	AA+	3.50	10/01/45	2,310,445	2,523,319
FNMA	AA+	3.50	02/01/46	1,276,093	1,366,162
FNMA	AA+	3.50	02/01/46	3,053,616	3,353,407
FNMA	AA+	3.50	08/01/46	1,783,975	1,930,701
FNMA	AA+	3.50	12/01/46	742,496	789,327
FNMA	AA+	3.50	02/01/47	1,642,318	1,759,294
FNMA	AA+	3.50	09/01/47	3,153,385	3,343,510
FNMA	AA+	3.50	09/01/47	2,419,973	2,626,135
FNMA	AA+	3.50	04/01/48	870,813	918,342
FNMA	AA+	3.50	07/01/49	1,474,229	1,568,619
FNMA	AA+	3.50	08/01/49	2,624,876	2,772,582
FNMA	AA+	3.50	02/01/50	3,699,825	3,964,128
FNMA	AA+	3.50	03/01/50	8,472,749	9,123,237
FNMA	AA+	3.53	01/01/26	5,000,000	5,370,259
FNMA	AA+	4.00	07/25/26	1,239,897	1,293,082
FNMA	AA+	4.00	05/25/29	1,544,583	1,576,694
FNMA	AA+	4.00	01/01/31	35,406	38,142
FNMA	AA+	4.00	03/01/35	233,889	256,193
FNMA	AA+	4.00	06/01/36	555,957	607,101
FNMA	AA+	4.00	10/01/36	593,064	645,377
FNMA	AA+	4.00	10/01/40	613,051	688,235
FNMA	AA+	4.00	11/01/40	12,817	13,994
FNMA	AA+	4.00	01/01/41	51,479	56,677
FNMA	AA+	4.00	05/01/41	210,961	220,023
FNMA	AA+	4.00	05/01/43	4,312,331	4,725,176
FNMA	AA+	4.00	01/01/44	8,224,646	9,055,852
FNMA	AA+	4.00	09/01/45	454,416	490,097
FNMA	AA+	4.00	11/01/45	945,396	1,026,764
FNMA	AA+	4.00	02/01/47	2,716,714	2,945,168
FNMA	AA+	4.00	11/01/47	869,028	932,442
FNMA	AA+	4.00	04/01/48	577,729	618,347
FNMA	AA+	4.00	05/01/48	2,320,418	2,482,255
FNMA	AA+	4.00	09/01/48	704,252	752,977
FNMA	AA+	4.00	03/01/49	2,962,539	3,164,341
FNMA	AA+	4.00	02/01/50	700,861	748,426
FNMA	AA+	4.00	03/01/50	1,462,550	1,567,125
FNMA	AA+	4.00	03/01/50	8,568,002	9,341,932
FNMA	AA+	4.00	07/01/56	1,590,374	1,772,820
FNMA	AA+	4.50	05/01/30	5,487	5,996
FNMA	AA+	4.50	04/01/31	237,800	262,819
FNMA	AA+	4.50	08/01/33	3,632	4,015
FNMA	AA+	4.50	08/01/33	2,696	2,972
FNMA	AA+	4.50	09/01/33	7,479	8,263
FNMA	AA+	4.50	05/01/34	2,962	3,268
FNMA	AA+	4.50	06/01/34	4,339	4,768
FNMA	AA+	4.50	08/01/35	4,686	5,190
FNMA	AA+	4.50	12/01/35	3,721	4,120
FNMA	AA+	4.50	05/01/39	579,309	650,431
FNMA	AA+	4.50	05/01/39	417,161	468,382
FNMA	AA+	4.50	12/01/39	2,411,879	2,657,475
FNMA	AA+	4.50	05/01/40	408,208	446,189
FNMA	AA+	4.50	07/01/40	1,481,690	1,617,714
FNMA	AA+	4.50	10/01/40	93,617	105,047

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.50	07/01/42	$5,858,898	$6,568,102
FNMA	AA+	4.50	03/01/44	796,296	890,207
FNMA	AA+	4.50	04/01/44	1,384,799	1,535,723
FNMA	AA+	4.50	11/01/47	2,175,516	2,401,367
FNMA	AA+	4.50	11/01/47	2,595,068	2,885,177
FNMA	AA+	4.50	11/01/47	2,095,130	2,285,183
FNMA	AA+	4.50	02/01/49	820,158	890,909
FNMA	AA+	5.00	06/01/33	5,183	5,972
FNMA	AA+	5.00	09/01/33	4,234	4,894
FNMA	AA+	5.00	10/01/33	6,491	7,507
FNMA	AA+	5.00	11/01/33	8,859	10,266
FNMA	AA+	5.00	03/01/34	1,278	1,482
FNMA	AA+	5.00	04/01/34	2,408	2,771
FNMA	AA+	5.00	04/01/34	1,088	1,264
FNMA	AA+	5.00	04/01/35	3,464	4,028
FNMA	AA+	5.00	06/01/35	1,307	1,493
FNMA	AA+	5.00	09/01/35	2,365	2,716
FNMA	AA+	5.00	11/25/35	377,417	433,626
FNMA	AA+	5.00	10/01/36	2,911	3,382
FNMA	AA+	5.00	08/01/37	2,549,350	2,958,142
FNMA	AA+	5.00	05/01/39	317,556	353,287
FNMA	AA+	5.00	06/01/40	5,745	6,547
FNMA	AA+	5.00	09/25/40	371,911	375,991
FNMA	AA+	5.50	01/01/24	38,466	42,916
FNMA	AA+	5.50	03/01/24	82,491	92,035
FNMA	AA+	5.50	08/01/25	1,794	2,020
FNMA	AA+	5.50	11/01/26	32,822	36,619
FNMA	AA+	5.50	01/01/27	25,726	28,702
FNMA	AA+	5.50	03/01/33	138,876	151,648
FNMA	AA+	5.50	09/01/33	2,319	2,664
FNMA	AA+	5.50	10/01/33	6,136	7,003
FNMA	AA+	5.50	03/01/34	2,056	2,403
FNMA	AA+	5.50	03/01/34	421	470
FNMA	AA+	5.50	07/01/34	2,586	2,974
FNMA	AA+	5.50	09/01/34	6,922	8,053
FNMA	AA+	5.50	09/01/34	6,117	6,904
FNMA	AA+	5.50	09/01/34	930	1,065
FNMA	AA+	5.50	10/01/34	1,649	1,936
FNMA	AA+	5.50	02/01/35	2,608	3,055
FNMA	AA+	5.50	02/01/35	2,557	3,006
FNMA	AA+	5.50	04/01/35	2,942	3,441
FNMA	AA+	5.50	08/01/35	3,271	3,758
FNMA	AA+	5.50	11/01/35	4,308	4,988
FNMA	AA+	5.50	02/25/37	17,135	18,815
FNMA	AA+	5.50	06/01/37	3,603	4,236
FNMA	AA+	5.50	05/01/38	2,228,924	2,614,347
FNMA	AA+	5.50	11/01/38	12,592	13,950
FNMA	AA+	5.50	06/01/48	46,383	53,088
FNMA	AA+	6.00	04/01/23	730	819
FNMA	AA+	6.00	05/01/23	39,666	44,536
FNMA	AA+	6.00	01/01/25	3,652	4,101
FNMA	AA+	6.00	03/01/28	71,198	79,939
FNMA	AA+	6.00	04/01/32	2,512	2,820
FNMA	AA+	6.00	05/01/32	95,674	113,085
FNMA	AA+	6.00	04/01/33	209,354	236,812
FNMA	AA+	6.00	05/01/33	5,936	6,675

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.00	09/01/34	$3,323	$3,752
FNMA	AA+	6.00	10/01/34	5,509	6,210
FNMA	AA+	6.00	12/01/36	83,870	99,996
FNMA	AA+	6.00	01/01/37	82,707	98,811
FNMA	AA+	6.00	05/01/37	13,676	15,310
FNMA	AA+	6.00	06/01/37	2,821	2,892
FNMA	AA+	6.00	07/01/37	54,982	65,056
FNMA	AA+	6.00	08/01/37	53,937	63,819
FNMA	AA+	6.00	12/01/37	714	845
FNMA	AA+	6.00	10/25/44	319,194	379,794
FNMA	AA+	6.00	02/25/47	668,621	795,903
FNMA	AA+	6.00	12/25/49	215,995	249,709
FNMA	AA+	6.50	05/01/32	266	298
FNMA	AA+	6.50	05/01/32	81,145	92,450
FNMA	AA+	6.50	07/01/34	1,907	2,204
FNMA	AA+	6.50	09/01/34	420	471
FNMA	AA+	6.50	09/01/36	14,603	16,426
FNMA	AA+	6.50	05/01/37	83,720	89,818
FNMA	AA+	6.50	07/01/37	10,550	12,012
FNMA	AA+	6.50	05/01/38	6,875	7,702
FNMA	AA+	7.00	04/01/32	539	616
FNMA	AA+	7.00	01/25/44	195,780	226,056
FNMA	AA+	7.50	06/01/31	170	199
FNMA	AA+	7.50	02/01/32	661	781
FNMA	AA+	7.50	06/01/32	26,219	32,064
FNMA	AA+	8.00	04/01/32	17,251	18,302
FNMA Strip	AA+	3.00	08/25/42	657,886	695,449
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,135,715	1,172,539
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,527,230	1,636,838
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,730,547	1,872,505
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,129,586	1,220,865
GNMA (3)	AA+	2.00	04/20/32	979,784	1,022,913
GNMA (3)	AA+	2.00	06/20/35	3,579,414	3,716,173
GNMA (3)	AA+	2.00	09/20/50	1,896,733	1,984,303
GNMA (3)	AA+	3.00	07/16/36	1,473,031	1,581,587
GNMA (3)	AA+	3.00	08/20/44	893,368	914,581
GNMA (3)	AA+	3.00	01/15/46	1,012,247	1,123,997
GNMA (3)	AA+	3.00	03/15/46	4,323,828	4,834,602
GNMA (3)	AA+	3.00	07/15/46	2,305,783	2,578,298
GNMA (3)	AA+	3.00	02/20/47	1,870,190	1,965,359
GNMA (3)	AA+	3.50	05/20/31	2,047,065	2,210,118
GNMA (3)	AA+	3.50	02/20/42	738,218	774,715
GNMA (3)	AA+	3.50	07/15/42	1,350,666	1,468,206
GNMA (3)	AA+	3.50	11/15/42	415,143	444,176
GNMA (3)	AA+	3.50	03/20/45	2,186,139	2,344,791
GNMA (3)	AA+	3.50	05/20/45	1,869,595	2,101,835
GNMA (3)	AA+	3.50	12/20/50	1,192,696	1,265,175
GNMA (3)	AA+	3.70	05/15/42	541,983	589,167
GNMA (3)	AA+	4.00	01/20/41	876,126	953,952
GNMA (3)	AA+	4.00	03/15/41	322,511	355,519
GNMA (3)	AA+	4.00	08/15/41	616,313	674,128
GNMA (3)	AA+	4.00	11/15/41	474,620	534,692
GNMA (3)	AA+	4.00	12/15/41	857,844	936,741
GNMA (3)	AA+	4.00	01/15/42	34,687	37,895
GNMA (3)	AA+	4.00	08/20/42	569,251	615,209
GNMA (3)	AA+	4.00	09/20/50	737,391	786,714

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	4.25	04/20/41	$519,984	$571,985
GNMA (3)	AA+	4.29	04/15/41	30,928	33,538
GNMA (3)	AA+	4.50	06/20/30	22,902	24,976
GNMA (3)	AA+	4.50	09/15/30	327,020	362,856
GNMA (3)	AA+	4.50	04/20/31	11,228	12,158
GNMA (3)	AA+	4.50	06/20/34	182,584	203,802
GNMA (3)	AA+	4.50	09/15/40	625,095	700,209
GNMA (3)	AA+	4.50	10/15/40	683,635	785,446
GNMA (3)	AA+	4.50	10/15/40	109,876	120,929
GNMA (3)	AA+	4.50	06/20/41	7,661	8,225
GNMA (3)	AA+	4.50	10/20/43	23,935	26,161
GNMA (3)	AA+	5.00	04/15/39	576,438	670,203
GNMA (3)	AA+	5.00	06/20/39	680,158	770,020
GNMA (3)	AA+	5.00	11/15/39	227,643	260,427
GNMA (3)	AA+	5.00	05/15/40	100,449	115,701
GNMA (3)	AA+	5.00	06/20/40	62,008	68,388
GNMA (3)	AA+	5.50	01/15/36	5,999	6,669
GNMA (3)	AA+	6.50	04/15/31	6,041	6,709
GNMA (3)	AA+	6.50	10/15/31	316	374
GNMA (3)	AA+	6.50	12/15/31	16,441	18,424
GNMA (3)	AA+	6.50	05/15/32	15,386	17,088
GNMA (3)	AA+	7.00	05/15/31	309	366
GNMA (3)	AA+	7.00	05/15/32	2,326	2,405
GNMA (3)	AA+	7.00	10/20/38	204	224
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	223,514	231,586

					582,477,249

CORPORATE DEBT (20.6%)
COMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB	3.00	06/30/22	1,055,000	1,091,831
Discovery Communications LLC	BBB-	3.50	06/15/22	4,895,000	5,061,377
Omnicom Group, Inc.	BBB+	3.63	05/01/22	990,000	1,032,522
ViacomCBS, Inc.	BBB	3.25	03/15/23	4,945,000	5,136,864

					12,322,594

CONSUMER DISCRETIONARY (3.3%)
Amazon.com, Inc.	AA-	5.20	12/03/25	4,995,000	6,073,084
AutoZone, Inc.	BBB	3.25	04/15/25	1,960,000	2,147,136
AutoZone, Inc.	BBB	3.70	04/15/22	685,000	709,851
Brinker International, Inc.	B-	3.88	05/15/23	3,925,000	3,929,906
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,232,155
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	4,000,000	4,002,405
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	5,532,962
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	260,000	264,182
Kohl’s Corp.	BBB-	3.25	02/01/23	1,794,000	1,861,212
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	2,035,000	2,094,534
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,714,706
Marriott International, Inc.	BBB-	3.13	02/15/23	2,935,000	3,030,593
Mattel, Inc.	B-	3.15	03/15/23	1,960,000	1,979,600
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,936,439
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,207,327
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,255,000	3,407,028
Tapestry, Inc.	BBB-	4.25	04/01/25	2,450,000	2,627,973
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	2,174,432
Whirlpool Corp.	BBB	4.85	06/15/21	980,000	999,139
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	4,000,000	4,080,000

					62,004,664

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER STAPLES (1.0%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	$50,000	$52,127
Flowers Foods, Inc.	BBB	4.38	04/01/22	3,915,000	4,053,853
Kroger Co.	BBB	2.95	11/01/21	4,730,000	4,821,867
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	2,203,324
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	3,030,000	3,150,646
Sysco Corp.	BBB-	2.60	06/12/22	55,000	56,682
Sysco Corp.	BBB-	3.75	10/01/25	3,550,000	3,984,775

					18,323,274

ENERGY (1.4%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	2,878,998
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	2,935,000	359,537
Energen Corp.	BBB-	4.63	09/01/21	4,000,000	4,020,605
EQT Corp.	BB	4.88	11/15/21	919,000	941,975
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	5,406,442
Marathon Oil Corp.	BBB-	2.80	11/01/22	3,915,000	4,023,983
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,295,000	3,298,257
Murphy Oil Corp.	BB	4.95	12/01/22	3,450,000	3,501,750
SESI LLC	D	7.13	12/15/21	4,405,000	1,409,600
Valaris PLC	NR	4.88	06/01/22	4,000,000	230,000

					26,071,147

FINANCIALS (6.0%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	2,086,360
American Express Co.	BBB	3.63	12/05/24	4,895,000	5,435,541
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	5,498,453
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	5,602,375
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	3,412,629
Block Financial LLC	BBB	5.50	11/01/22	2,235,000	2,375,283
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,093,304
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	5,463,298
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,392,063
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,475,000	3,807,986
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,411,703
Genworth Hldgs., Inc.	B-	7.20	02/15/21	1,765,000	1,765,680
Genworth Hldgs., Inc.	B-	7.63	09/24/21	1,275,000	1,294,125
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,677
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,480,164
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,176,527
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	4,270,099
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,010,000	3,051,440
Moody’s Corp.	BBB+	4.50	09/01/22	3,965,000	4,188,182
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	5,621,261
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,156,741
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,036,185
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,082,567
Reinsurance Group of America, Inc.	A	5.00	06/01/21	3,010,000	3,065,750
Signet UK Finance PLC	B+	4.70	06/15/24	4,945,000	4,749,178
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,707,464
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	3,046,079
Unum Group	BBB	4.00	03/15/24	4,970,000	5,415,857
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	5,682,947
Wells Fargo & Co.	BBB	3.45	02/13/23	3,915,000	4,148,740
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	1,070,449
WR Berkley Corp.	BBB+	4.63	03/15/22	1,960,000	2,054,003

					111,669,110

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (1.4%)
Anthem, Inc.	A	3.30	01/15/23	$3,464,000	$3,663,794
Biogen, Inc.	A-	4.05	09/15/25	2,450,000	2,807,017
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	2,123,510
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	3,247,754
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	2,045,000	2,139,181
Owens & Minor, Inc.	B+	4.38	12/15/24	2,740,000	2,808,500
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	761,385
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	3,235,000	3,677,672
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	4,920,000	5,059,735

					26,288,548

INDUSTRIALS (1.3%)
Deere & Co.	A	2.75	04/15/25	6,535,000	7,121,172
Flowserve Corp.	BBB-	3.50	09/15/22	3,980,000	4,128,965
General Dynamics Corp.	A	3.25	04/01/25	3,235,000	3,571,366
Hexcel Corp.	BBB-	4.70	08/15/25	3,820,000	4,287,644
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	78,061
Verisk Analytics, Inc.	BBB	4.00	06/15/25	4,895,000	5,544,020

					24,731,228

INFORMATION TECHNOLOGY (1.9%)
Applied Materials, Inc.	A-	3.90	10/01/25	4,995,000	5,725,297
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	1,077,732
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,242,584
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	284,327
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	4,895,000	5,389,265
Fiserv, Inc.	BBB	4.75	06/15/21	1,065,000	1,086,866
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	4,275,470
Ingram Micro, Inc.	NR	5.00	08/10/22	1,005,000	1,036,853
Ingram Micro, Inc.	NR	5.45	12/15/24	735,000	845,289
Intel Corp.	A+	3.40	03/25/25	2,550,000	2,835,235
Juniper Networks, Inc.	BBB	4.50	03/15/24	2,935,000	3,274,839
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,533,966
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,623,019
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	1,094,777

					36,325,519

MATERIALS (2.0%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,610,000	3,780,273
Domtar Corp.	BBB-	4.40	04/01/22	4,980,000	5,122,683
Dow Chemical Co.	BBB-	3.50	10/01/24	4,700,000	5,147,528
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	4,000,000	4,070,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	3,935,000	4,006,007
Packaging Corp. of America	BBB	4.50	11/01/23	1,990,000	2,194,396
Sherwin-Williams Co.	BBB-	3.95	01/15/26	4,895,000	5,597,280
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,206,466
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	1,007,873
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,010,000	3,073,255

					38,205,761

REAL ESTATE (1.3%)
Boston Properties LP	BBB+	3.85	02/01/23	3,000,000	3,191,455
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	4,053,335
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,236,750
Mack-Cali Realty LP	BB-	4.50	04/18/22	4,895,000	4,871,456
National Retail Properties, Inc.	BBB+	3.30	04/15/23	1,010,000	1,066,505
Service Properties Trust	BB-	5.00	08/15/22	4,540,000	4,619,450

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2020

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
REAL ESTATE (CONTINUED)
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	$490,000	$508,387
Welltower, Inc.	BBB+	3.75	03/15/23	745,000	790,273

					23,337,611

UTILITIES (0.3%)
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,010,000	1,054,569
National Fuel Gas Co.	BBB-	4.90	12/01/21	3,010,000	3,092,949
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	2,198,785
Southern Co.	BBB+	3.25	07/01/26	50,000	56,076

					6,402,379

TOTAL CORPORATE DEBT					385,681,835

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	2,227,544	2,669,738	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,757,891,144) 99.4%					1,862,996,267

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	0.08	01/12/21	$14,000,000	$13,999,658

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,999,658) 0.8%					13,999,658

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit		0.01	01/04/21	$4,156,807	$4,156,807

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,156,807) 0.2%					4,156,807

TOTAL INVESTMENTS (Cost: $1,776,047,609) 100.4%					1,881,152,732

OTHER NET ASSETS -0.4%					(7,722,935)

NET ASSETS 100.0%					$1,873,429,797

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2020

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$273,956	0.1%
MONEY MARKET FUND	$37,948,821	31.0%
MID-TERM BOND FUND	$799,951	0.1%
BOND FUND	$3,807,986	0.2%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2020, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Value/ Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	323	E-mini S&P 500 Stock Index	P	March 2021	$60,542,313	$1,256,828	1.6%
ALL AMERICA FUND	24	E-mini S&P 500 Stock Index	P	March 2021	$4,498,500	$57,763	1.4%
MID-CAP EQUITY INDEX FUND	179	E-mini S&P MidCap 400 Stock Index	P	March 2021	$41,232,650	$788,258	2.2%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $1,867,237,116

All America Fund — $205,459,557

Small Cap Value Fund — $400,002,547

Small Cap Growth Fund — $442,607,914

Small Cap Equity Index Fund — $87,723,803

Mid Cap Value Fund — $66,191,245

Mid-Cap Equity Index Fund — $1,387,962,924

Composite Fund — $147,016,387

International Fund — $799,666,024

Catholic Values Index Fund — $3,018,970

Retirement Income Fund — $187,095,810

2015 Retirement Fund — $128,895,625

2020 Retirement Fund — $543,028,080

2025 Retirement Fund — $926,544,623)

(Notes 1 and 3)	$3,714,994,520	$320,783,802	$476,052,764	$667,960,218	$107,227,705
Cash	—	—	—	10	—
Interest and dividends receivable	2,753,094	240,614	431,390	109,156	111,780
Receivable for securities sold	—	247,555	1,697,646	—	2,422,057
Receivable for daily variation on future contracts	403,119	33,211	—	—	—
Shareholder subscriptions receivable	1,580,843	2,633	188,500	404,850	90,050
Other receivables	—	1,400	31,056	—	—

TOTAL ASSETS	3,719,731,576	321,309,215	478,401,356	668,474,234	109,851,592

LIABILITIES
Due to custodian bank	213,779	244,120	9	—	—
Payable for securities purchased	3,789,449	607,930	5,497,246	723,747	2,657,352
Shareholder redemptions payable	424,884	210,287	4,763	4,763	—
Accrued expenses	1,240,916	303,117	466,660	672,649	16,927

TOTAL LIABILITIES:	5,669,028	1,365,454	5,968,678	1,401,159	2,674,279

NET ASSETS	$3,714,062,548	$319,943,761	$472,432,678	$667,073,075	$107,177,313

NUMBER OF SHARES OUTSTANDING (Notes 1 and 4)(b)	72,617,764	13,230,675	35,115,373	38,046,457	9,975,863

NET ASSET VALUES, offering and redemption price per share	$51.15	$24.18	$13.45	$17.53	$10.74

COMPONENTS OF NET ASSETS
Paid-in capital	$1,842,239,090	$201,259,970	$439,314,532	$441,852,704	$88,311,821
Total Distributable Earnings (Loss) (Notes 1 and 5)	1,871,823,458	118,683,791	33,118,146	225,220,371	18,865,492

NET ASSETS	$3,714,062,548	$319,943,761	$472,432,678	$667,073,075	$107,177,313

†	Fund commenced operations on September 30, 2020.

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corporation.

(b)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Number of shares outstanding shown reflect the effect of such split.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund†	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$89,475,006	$1,859,730,646	$191,237,302	$944,862,357	$3,359,600	$192,631,553	(a)	$139,828,854	(a)	$594,500,355	(a)	$1,020,412,730	(a)
6	—	—	13	8,572	—		12,927		18,733		16,617
90,505	1,754,680	440,886	—	2,324	—		—		—		—
727,501	—	179	—	16,068	—		—		—		—
—	80,763	—	—	—	—		—		—		—
20,621	811,871	77,254	646,803	—	—		—		—		—
—	—	—	—	—	11,845		—		—		—

90,313,639	1,862,377,960	191,755,621	945,509,173	3,386,564	192,643,398		139,841,781		594,519,088		1,020,429,347

—	2,258,914	151,591	—	—	—		—		—		—
695,556	3,659,364	103,757	4,751,227	22,822	—		—		—		—
—	40,138	—	136,409	—	—		—		—		—
85,341	613,721	201,543	204,534	419	53,469		39,422		63,424		79,443

780,897	6,572,137	456,891	5,092,170	23,241	53,469		39,422		63,424		79,443

$89,532,742	$1,855,805,823	$191,298,730	$940,417,003	$3,363,323	$192,589,929		$139,802,359		$594,455,664		$1,020,349,904

5,764,324	80,440,238	9,984,951	100,642,322	301,135	15,926,251		14,119,917		50,203,998		76,786,323

$15.53	$23.07	$19.16	$9.34	$11.17	$12.09		$9.90		$11.84		$13.29

$66,054,372	$1,377,579,628	$146,173,446	$804,110,155	$3,012,470	$182,307,239		$127,108,481		$532,051,561		$902,420,852
23,478,370	478,226,195	45,125,284	136,306,848	350,853	10,282,690		12,693,878		62,404,103		117,929,052

$89,532,742	$1,855,805,823	$191,298,730	$940,417,003	$3,363,323	$192,589,929		$139,802,359		$594,455,664		$1,020,349,904

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $877,533,833

2035 Retirement Fund — $743,699,099

2040 Retirement Fund — $613,586,549

2045 Retirement Fund — $626,017,507

2050 Retirement Fund — $471,406,069

2055 Retirement Fund — $198,570,079

2060 Retirement Fund — $64,942,633

2065 Retirement Fund — $2,951,157

Conservative Allocation Fund — $172,795,838

Moderate Allocation Fund — $377,941,528

Aggressive Allocation Fund — $274,469,238

Money Market Fund — $122,329,129

Mid-Term Bond Fund — $795,605,645

Bond Fund — $1,776,047,609)

(Notes 1 and 3)	$981,410,099	(a)	$846,479,418	(a)	$707,834,820	(a)	$733,393,492	(a)	$535,808,569	(a)
Cash	15,700		15,398		16,090		16,871		15,149
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Receivable for daily variation on future contracts	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	981,425,799		846,494,816		707,850,910		733,410,363		535,823,718

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	77,851		72,030		66,778		68,637		58,877

TOTAL LIABILITIES	77,851		72,030		66,778		68,637		58,877

NET ASSETS	$981,347,948		$846,422,786		$707,784,132		$733,341,726		$535,764,841

NUMBER OF SHARES OUTSTANDING (Notes 1 and 4)(b)	69,679,174		58,765,329		49,008,583		51,349,800		29,903,295

NET ASSET VALUES, offering and redemption price per share	$14.08		$14.40		$14.44		$14.28		$17.92

COMPONENTS OF NET ASSETS
Paid-in capital	$852,273,947		$723,155,559		$596,269,836		$606,735,477		$459,037,185
Total Distributable Earnings (Loss) (Notes 1 and 5)	129,074,001		123,267,227		111,514,296		126,606,249		76,727,656

NET ASSETS	$981,347,948		$846,422,786		$707,784,132		$733,341,726		$535,764,841

††	Fund commenced operations on August 3, 2020.

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corporation.

(b)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Number of shares outstanding shown reflect the effect of such split.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund††		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$219,801,010	(a)	$72,383,453	(a)	$3,105,018	(a)	$188,353,502	(a)	$443,760,303	(a)	$337,174,283	(a)	$122,329,129	$826,620,168	$1,881,152,732
8,586		—		—		10,600		12,069		12,231		—	—	11
—		—		—		—		—		—		8,031	3,374,096	8,811,371
—		—		—		—		—		—		—	—	105,437
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		113,529	550,610	1,133,279
—		—		—		—		—		—		—	—	365,122

219,809,596		72,383,453		3,105,018		188,364,102		443,772,372		337,186,514		122,450,689	830,544,874	1,891,567,952

—		—		130		—		—		—		—	—	—
—		—		—		—		—		—		—	—	16,867,190
—		—		—		—		—		—		21,042	801,640	205,806
38,967		2,912		106		31,799		32,308		32,355		73,903	501,462	1,065,159

38,967		2,912		236		31,799		32,308		32,355		94,945	1,303,102	18,138,155

$219,770,629		$72,380,541		$3,104,782		$188,332,303		$443,740,064		$337,154,159		$122,355,744	$829,241,772	$1,873,429,797

15,724,944		6,098,095		271,146		14,861,052		29,300,241		20,068,269		10,323,603	76,820,349	124,823,606

$13.98		$11.87		$11.45		$12.67		$15.14		$16.80		$11.8520	$10.79	$15.01

$194,078,635		$63,287,133		$2,885,078		$171,142,073		$369,810,386		$266,152,324		$122,362,460	$797,790,781	$1,768,747,991
25,691,994		9,093,408		219,704		17,190,230		73,929,678		71,001,835		(6,716)	31,450,991	104,681,806

$219,770,629		$72,380,541		$3,104,782		$188,332,303		$443,740,064		$337,154,159		$122,355,744	$829,241,772	$1,873,429,797

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2020

	Equity Index Fund	All America Fund		Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$60,417,271	$5,099,569	(d)	$10,730,248	$3,463,674	$771,124	(d)
Interest	387,968	29,004		82,565	58,393	445

Total investment income	60,805,239	5,128,573		10,812,813	3,522,067	771,569

EXPENSES
Investment advisory fees (Note 2)	2,442,682	1,105,923		2,988,814	4,143,040	35,368

Other operating expenses
Accounting and recordkeeping expenses	607,430	96,327		111,732	138,586	53,893
Shareholders reports	45,263	69,794		27,345	32,062	48,107
Custodian expenses	59,576	36,463		10,712	15,997	27,563
Independent directors’ fees and expenses	199,987	16,977		24,470	33,925	2,780
Audit	74,351	17,145		11,694	19,694	1,136
Legal and Compliance	236,233	54,474		37,155	62,571	3,608
Administrative	239,961	20,371		29,361	40,707	3,336
Licenses	530,400	27,016		—	—	7,373
Other (including year-end accrual)	324,292	494		7,926	2,002	2,193

Total operating expenses	2,317,493	339,061		260,395	345,544	149,989

Total expenses before reimbursement	4,760,175	1,444,984		3,249,209	4,488,584	185,357
Fee waiver and expense reimbursement (Note 2)	—	—		—	—	(129,661)

Net expenses	4,760,175	1,444,984		3,249,209	4,488,584	55,696

Net Investment Income (Loss)	56,045,064	3,683,589		7,563,604	(966,517)	715,873

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities (Note 3)	277,278,235	25,275,821		(43,643,549)	73,975,984	308,135
Futures contracts (Note 1)	(12,380,317)	508,322		—	—	—
Gain distributions from Mutual of America Investment Corporation Funds	—	—		—	—	—

	264,897,918	25,784,143		(43,643,549)	73,975,984	308,135

Change in net unrealized appreciation (depreciation) of:
Investment securities	231,982,452	14,889,317		8,588,613	123,945,941	18,875,565
Futures contracts (Note 1)	(810,910)	(37,087)		—	—	—

	231,171,542	14,852,230		8,588,613	123,945,941	18,875,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	496,069,460	40,636,373		(35,054,936)	197,921,925	19,183,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$552,114,524	$44,319,962		$(27,491,332)	$196,955,408	$19,899,573

†	For the period September 30, 2020 (commencement of operations) to December 31, 2020.

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

(d)	Net of foreign taxes as follows:

All America Fund	$2,525
Small Cap Equity Index Fund	$943
Mid-Cap Equity Index Fund	$4,793
International Fund	$1,414,362
Catholic Values Index Fund	$9

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund		Composite Fund	International Fund	Catholic Values Index Fund†		Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$2,997,389	$25,222,758	(d)	$2,184,505	$16,738,838 (d)	$13,853	(d)	$6,706,449	(a)	$5,079,763	(a)	$20,959,863	(a)	$34,258,955	(a)
11,454	215,008		1,960,122	20,658	3		—		—		—		—

3,008,843	25,437,766		4,144,627	16,759,496	13,856		6,706,449		5,079,763		20,959,863		34,258,955

447,573	1,114,109		719,182	540,011	1,196		76,883	(b)	67,619	(b)	280,783	(b)	456,553	(b)

56,981	301,212		91,311	166,686	10,693		47,403	(b)	47,403	(b)	47,403	(b)	47,403	(b)
27,439	41,590		52,106	22,723	4,066		21,420	(b)	22,504	(b)	22,504	(b)	22,504	(b)
4,303	32,925		12,239	10,790	1,000		3,667	(b)	3,667	(b)	3,667	(b)	3,667	(b)
4,996	91,234		11,038	44,232	—		—	(b)	—	(b)	—	(b)	—	(b)
5,045	33,141		11,147	2,148	—		9,540	(b)	8,386	(b)	34,821	(b)	56,624	(b)
16,030	105,297		35,417	6,826	—		1,243	(b)	1,092	(b)	4,537	(b)	7,377	(b)
5,994	109,470		13,245	53,073	—		—	(b)	—	(b)	—	(b)	—	(b)
—	241,968		—	—	—		—	(b)	—	(b)	—	(b)	—	(b)
31,249	106,770		26,205	62,395	668		2,010	(b)	13,659	(b)	14,759	(b)	21,365	(b)

152,037	1,063,607		252,708	368,873	16,427		85,283		96,711		127,691		158,940

599,610	2,177,716		971,890	908,884	17,623		162,166		164,330		408,474		615,493
—	—		—	—	(16,427)		—		—		—		—

599,610	2,177,716		971,890	908,884	1,196		162,166		164,330		408,474		615,493

2,409,233	23,260,050		3,172,737	15,850,612	12,660		6,544,283		4,915,433		20,551,389		33,643,462

(66,059)	53,317,530		5,473,148	(5,255,193)	10,030		3,520,111	(c)	3,508,194	(c)	19,370,196	(c)	34,853,559	(c)
—	3,132,868		—	—	—		—		—		—		—
—	—		—	—	—		3,185,819		2,944,932		15,778,018		32,795,846

(66,059)	56,450,398		5,473,148	(5,255,193)	10,030		6,705,930		6,453,126		35,148,214		67,649,405

(757,012)	131,449,693		11,232,062	72,675,712	340,630		(1,630,228)		(1,695,484)		(7,873,904)		(9,478,937)
—	(919,422)		—	—	—		—		—		—		—

(757,012)	130,530,271		11,232,062	72,675,712	340,630		(1,630,228)		(1,695,484)		(7,873,904)		(9,478,937)

(823,071)	186,980,669		16,705,210	67,420,519	350,660		5,075,702		4,757,642		27,274,310		58,170,468

$1,586,162	$210,240,719		$19,877,947	$83,271,131	$363,320		$11,619,985		$9,673,075		$47,825,699		$91,813,930

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2020

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$31,424,607	(a)	$26,467,247	(a)	$21,473,156	(a)	$21,875,104	(a)	$15,718,753	(a)
Interest	—		—		—		—		—

Total investment income	31,424,607		26,467,247		21,473,156		21,875,104		15,718,753

EXPENSES
Investment advisory fees (Note 2)	420,640	(b)	353,585	(b)	292,915	(b)	302,817	(b)	216,237	(b)

Other operating expenses
Accounting and recordkeeping expenses	47,403	(b)	47,403	(b)	47,403	(b)	47,403	(b)	47,403	(b)
Shareholders reports	22,504	(b)	22,504	(b)	22,504	(b)	22,504	(b)	22,504	(b)
Custodian expenses	3,667	(b)	3,667	(b)	3,667	(b)	3,667	(b)	3,667	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	52,176	(b)	43,861	(b)	36,336	(b)	37,565	(b)	26,823	(b)
Legal and Compliance	6,798	(b)	5,714	(b)	4,734	(b)	4,894	(b)	3,495	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other (including year-end accrual)	20,725	(b)	18,617	(b)	15,841	(b)	15,291	(b)	14,381	(b)

Total operating expenses	153,273		141,766		130,485		131,324		118,273

Total expenses before reimbursement	573,913		495,351		423,400		434,141		334,510
Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	573,913		495,351		423,400		434,141		334,510

Net Investment Income (Loss)	30,850,694		25,971,896		21,049,756		21,440,963		15,384,243

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities (Note 3)	31,578,090	(c)	25,726,217	(c)	21,949,893	(c)	18,906,985	(c)	3,210,721	(c)
Futures contracts (Note 1)	—		—		—		—		—
Gain distributions from Mutual of America Investment Corporation Funds	38,055,920		36,147,142		31,364,206		33,823,242		24,771,030

	69,634,010		61,873,359		53,314,099		52,730,227		27,981,751

Change in net unrealized appreciation (depreciation) of:
Investment securities	1,336,297		7,194,503		10,744,116		13,487,680		22,495,604
Futures contracts (Note 1)	—		—		—		—		—

	1,336,297		7,194,503		10,744,116		13,487,680		22,495,604

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	70,970,307		69,067,862		64,058,215		66,217,907		50,477,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,821,001		$95,039,758		$85,107,971		$87,658,870		$65,861,598

††	For the period August 3, 2020 (commencement of operations) to December 31, 2020.

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund††		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$6,151,797	(a)	$1,909,453	(a)	$54,147	(a)	$6,752,333	(a)	$15,193,290	(a)	$10,592,540	(a)	$—	$—	$—
—		—		—		—		—		—		913,789	16,326,960	42,425,191

6,151,797		1,909,453		54,147		6,752,333		15,193,290		10,592,540		913,789	16,326,960	42,425,191

81,554	(b)	22,772	(b)	320	(b)	—	(b)	—	(b)	—	(b)	204,909	2,910,345	6,670,579

47,403	(b)	47,403	(b)	19,681	(b)	47,403	(b)	47,403	(b)	47,403	(b)	55,331	178,907	363,546
22,504	(b)	22,504	(b)	5,736	(b)	21,893	(b)	21,893	(b)	21,893	(b)	26,492	35,924	63,750
3,667	(b)	3,667	(b)	3,667	(b)	3,667	(b)	3,667	(b)	3,667	(b)	7,612	11,832	36,538
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	8,383	44,678	105,018
10,119	(b)	2,827	(b)	6	(b)	10,818	(b)	25,345	(b)	18,543	(b)	5,709	10,766	26,774
1,318	(b)	369	(b)	1	(b)	1,409	(b)	3,302	(b)	2,416	(b)	18,138	34,206	85,068
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	10,059	53,609	126,010
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
16,993	(b)	668	(b)	668	(b)	16,051	(b)	17,903	(b)	15,358	(b)	28,035	35,584	142,861

102,004		77,438		29,759		101,241		119,513		109,280		159,759	405,506	949,565

183,558		100,210		30,079		101,241		119,513		109,280		364,668	3,315,851	7,620,144
—		(77,438)		(29,759)		—		—		—		—	—	—

183,558		22,772		320		101,241		119,513		109,280		364,668	3,315,851	7,620,144

5,968,239		1,886,681		53,827		6,651,092		15,073,777		10,483,260		549,121	13,011,109	34,805,047

(1,041,749	)(c)	25,854	(c)	3,753	(c)	2,549,398	(c)	13,858,480	(c)	10,878,022	(c)	(6,312)	1,702,892	8,256,450
—		—		—		—		—		—		—	—	—
10,229,213		3,210,917		99,217		3,925,725		14,898,730		15,839,277		—	—	—

9,187,464		3,236,771		102,970		6,475,123		28,757,210		26,717,299		(6,312)	1,702,892	8,256,450

14,299,710		5,914,426		153,861		2,917,214		1,095,186		3,130,115		—	19,038,210	57,428,179
—		—		—		—		—		—		—	—	—

14,299,710		5,914,426		153,861		2,917,214		1,095,186		3,130,115		—	19,038,210	57,428,179

23,487,174		9,151,197		256,831		9,392,337		29,852,396		29,847,414		(6,312)	20,741,102	65,684,629

$29,455,413		$11,037,878		$310,658		$16,043,429		$44,926,173		$40,330,674		$542,809	$33,752,211	$100,489,676

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Equity Index Fund		All America Fund
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$56,045,064	$58,340,189	$3,683,589	$4,244,381
Net realized gain (loss) on investments and futures contracts	264,897,918	65,501,118	25,784,143	23,143,223
Change in net unrealized appreciation (depreciation) of investments and futures contracts	231,171,542	697,582,555	14,852,230	45,580,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	552,114,524	821,423,862	44,319,962	72,968,340

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(342,809,439)	(106,988,440)	(43,489,432)	(23,427,563)
Return of Capital	—	—	—	—

Total distributions	(342,809,439)	(106,988,440)	(43,489,432)	(23,427,563)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	222,803,338	271,917,599	4,101,453	5,436,354
Shares issued in reorganizaton(a)	82,906,910	—	7,991,417	—
Dividends reinvested	342,809,439	106,988,440	43,489,432	23,427,563
Cost of shares redeemed	(529,438,287)	(243,806,495)	(34,527,936)	(34,016,287)
Cost of shares transferred out(b)	(92,468,415)	—	(14,403,649)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	26,612,985	135,099,544	6,650,717	(5,152,370)

INCREASE (DECREASE) IN NET ASSETS	235,918,070	849,534,966	7,481,247	44,388,407
NET ASSETS, BEGINNING OF YEAR	3,478,144,478	2,628,609,512	312,462,514	268,074,107

NET ASSETS, END OF YEAR	$3,714,062,548	$3,478,144,478	$319,943,761	$312,462,514

OTHER INFORMATION (Notes 1 and 4):
Shares outstanding at the beginning of year(c)	72,621,716	69,623,953	12,891,507	13,079,196

Shares sold(c)	4,667,079	6,113,033	185,013	234,804
Shares issued in reorganization(a)	1,645,958	—	335,915	—
Shares issued as reinvestment of dividends(c)	6,909,478	2,423,809	1,923,543	1,038,927
Shares redeemed(c)	(11,335,225)	(5,539,079)	(1,519,793)	(1,461,420)
Shares transferred out(b)(c)	(1,891,242)	—	(585,510)	—

Net Increase (decrease)(c)	(3,952)	2,997,763	339,168	(187,689)

Shares outstanding at the end of year	72,617,764	72,621,716	13,230,675	12,891,507

(a)	Reorganization of the Mutual of America Institutional Funds, Inc. into the corresponding Funds of the Mutual of America Investment Corporation on December 16, 2020.

(b)	Transfer of interests from non-qualified plans out of the Funds of the Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.

(c)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for all periods shown to reflect the split on a retroactive basis to the applicable Funds.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

$7,563,604	$8,010,977	$(966,517)	$951,884	$715,873	$385,415	$2,409,233	$1,692,617	$23,260,050	$25,088,216
(43,643,549)	14,133,562	73,975,984	32,813,123	308,135	264,530	(66,059)	2,552,254	56,450,398	69,042,179

8,588,613	59,711,157	123,945,941	93,905,018	18,875,565	4,099,279	(757,012)	17,085,010	130,530,271	241,541,079

(27,491,332)	81,855,696	196,955,408	127,670,025	19,899,573	4,749,224	1,586,162	21,329,881	210,240,719	335,671,474

(28,428,589)	(31,707,427)	(103,122,298)	(47,335,647)	(1,550,700)	(582,155)	(5,719,085)	(3,524,728)	(151,853,832)	(118,631,886)
—	—	—	—	—	—	(678,075)	—	—	—

(28,428,589)	(31,707,427)	(103,122,298)	(47,335,647)	(1,550,700)	(582,155)	(6,397,160)	(3,524,728)	(151,853,832)	(118,631,886)

28,052,920	42,283,185	30,701,559	39,204,538	64,708,346	20,001,338	3,681,614	4,504,565	119,055,319	140,657,884
15,029,422	—	17,526,115	—	—	—	—	—	41,427,718	—
28,428,575	31,707,427	103,122,298	47,335,647	1,550,700	582,155	6,397,160	3,524,728	151,853,832	118,631,886
(52,012,239)	(33,892,240)	(174,942,772)	(40,790,740)	(5,832,715)	(12,855,094)	(12,548,364)	(7,009,046)	(145,486,871)	(77,017,175)
(9,394,805)	—	(12,583,395)	—	(701,461)	—	(2,053,847)	—	(50,110,836)	—

10,103,873	40,098,372	(36,176,195)	45,749,445	59,724,870	7,728,399	(4,523,437)	1,020,247	116,739,162	182,272,595

(45,816,048)	90,246,641	57,656,915	126,083,823	78,073,743	11,895,468	(9,334,435)	18,825,400	175,126,049	399,312,183
518,248,726	428,002,085	609,416,160	483,332,337	29,103,570	17,208,102	98,867,177	80,041,777	1,680,679,774	1,281,367,591

$472,432,678	$518,248,726	$667,073,075	$609,416,160	$107,177,313	$29,103,570	$89,532,742	$98,867,177	$1,855,805,823	$1,680,679,774

34,293,553	31,513,1500	41,656,603	38,286,781	2,931,945	2,078,659	6,042,686	5,976,670	74,851,234	66,347,453

2,337,262	2,845,186	1,990,666	2,741,860	7,626,359	2,122,965	269,106	291,849	5,856,707	6,400,343
1,134,296	—	1,021,931	—	—	—	—	—	1,818,600	—
2,549,429	2,235,595	6,254,225	3,486,685	164,820	58,540	463,561	230,574	7,466,295	5,631,014
(4,566,982)	(2,300,378)	(12,036,147)	(2,858,723)	(676,269)	(1,328,219)	(885,254)	(456,407)	(7,324,100)	(3,527,576)
(632,185)	—	(840,821)	—	(70,992)	—	(125,775)	—	(2,228,498)	—

821,820	2,780,403	(3,610,146)	3,369,822	7,043,918	853,286	(278,362)	66,016	5,589,004	8,503,781

35,115,373	34,293,553	38,046,457	41,656,603	9,975,863	2,931,945	5,764,324	6,042,686	80,440,238	74,851,234

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	Composite Fund		International Fund
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,172,737	$3,897,774	$15,850,612	$19,726,977
Net realized gain (loss) on investments and futures contracts	5,473,148	4,398,323	(5,255,193)	2,650,695
Change in net unrealized appreciation (depreciation) of investments and futures contracts	11,232,062	24,054,627	72,675,712	90,931,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,877,947	32,350,724	83,271,131	113,308,865

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(15,574,713)	(12,225,889)	(38,211,887)	(14,819,838)
Return of Capital	—	—	(25,300)	—

Total distributions	(15,574,713)	(12,225,889)	(38,237,187)	(14,819,838)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	7,164,375	6,373,170	180,656,978	120,758,280
Shares issued in reorganizaton(a)	—	—	10,248,633	—
Dividends reinvested	15,574,713	12,225,889	38,237,187	14,819,838
Cost of shares redeemed	(19,237,441)	(16,996,543)	(43,888,550)	(22,158,183)
Cost of shares transferred out(b)	(10,356,215)	—	(10,297,584)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(6,854,568)	1,602,516	174,956,664	113,419,935

INCREASE (DECREASE) IN NET ASSETS	(2,551,334)	21,727,351	219,990,608	211,908,962
NET ASSETS, BEGINNING OF YEAR	193,850,064	172,122,713	720,426,395	508,517,433

NET ASSETS, END OF YEAR	$191,298,730	$193,850,064	$940,417,003	$720,426,395

OTHER INFORMATION (Notes 1 and 4):
Shares outstanding at the beginning of year(c)	10,379,080	10,277,341	79,591,120	66,380,820

Shares sold(c)	386,250	350,136	22,042,919	14,099,482
Shares issued in reorganization(a)	—	—	1,103,190	—
Shares issued as reinvestment of dividends(c)	831,488	693,558	4,425,089	1,756,211
Shares redeemed(c)	(1,063,582)	(941,955)	(5,382,530)	(2,645,393)
Shares transferred out(b)(c)	(548,285)	—	(1,137,466)	—

Net Increase (decrease)(c)	(394,129)	101,739	21,051,202	13,210,300

Shares outstanding at the end of year	9,984,951	10,379,080	100,642,322	79,591,120

†	For the period September 30, 2020 (commencement of operations) to December 31, 2020.

(a)

Reorganization of the Mutual of America Institutional Funds, Inc. into the corresponding Funds of the Mutual of America Investment Corporation on December 16, 2020. Amounts included for the Retirement Income Fund related to the reorganization of the Mutual of America Investment Corporation 2010 Retirement Fund into the Retirement Income Fund on July 31, 2020.

(b)	Transfer of interests from non-qualified plans out of the Funds of the Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.

(c)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for all periods shown to reflect the split on a retroactive basis to the applicable Funds.

The accompanying notes are an integral part of these financial statements.

Catholic Values Index Fund†	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
2020	2020	2019	2020	2019	2020	2019	2020	2019

$12,660	$6,544,283	$2,090,746	$4,915,433	$2,613,523	$20,551,389	$10,539,519	$33,643,462	$14,893,019
10,030	6,705,930	1,584,964	6,453,126	6,570,605	35,148,214	24,077,801	67,649,405	31,280,109

340,630	(1,630,228)	8,599,820	(1,695,484)	11,303,026	(7,873,904)	55,605,876	(9,478,937)	98,695,600

363,320	11,619,985	12,275,530	9,673,075	20,487,154	47,825,699	90,223,196	91,813,930	144,868,728

(12,467)	(13,250,701)	(3,834,448)	(17,483,888)	(9,405,376)	(75,581,196)	(34,980,211)	(117,740,183)	(44,597,370)
—	—	—	—	—	—	—	—	—

(12,467)	(13,250,701)	(3,834,448)	(17,483,888)	(9,405,376)	(75,581,196)	(34,980,211)	(117,740,183)	(44,597,370)

3,000,003	38,401,475	38,081,176	10,022,306	9,704,401	31,471,483	49,880,521	79,816,212	122,630,496
—	28,086,782	—	—	—	—	—	—	—
12,467	13,250,701	3,834,448	17,483,888	9,405,376	75,581,196	34,980,211	117,740,183	44,597,370
—	(21,971,897)	(13,732,046)	(22,772,665)	(20,102,917)	(76,192,387)	(46,829,703)	(76,394,249)	(31,124,479)
—	(1,600,937)	—	(5,666,011)	—	(17,111,295)	—	(21,099,651)	—

3,012,470	56,166,124	28,183,578	(932,482)	(993,140)	13,748,997	38,031,029	100,062,495	136,103,387

3,363,323	54,535,408	36,624,660	(8,743,295)	10,088,638	(14,006,500)	93,274,014	74,136,242	236,374,745
—	138,054,521	101,429,861	148,545,654	138,457,016	608,462,164	515,188,150	946,213,662	709,838,917

$3,363,323	$192,589,929	$138,054,521	$139,802,359	$148,545,654	$594,455,664	$608,462,164	$1,020,349,904	$946,213,662

—	11,422,796	9,071,740	14,161,827	14,234,503	48,974,755	45,804,214	69,330,940	59,061,774

300,000	3,113,205	3,187,570	968,810	931,865	2,554,395	4,076,543	5,924,572	9,211,473
—	2,244,322	—	—	—	—	—	—	—
1,135	1,093,988	324,759	1,760,834	926,237	6,395,843	2,928,736	8,938,452	3,424,485
—	(1,817,058)	(1,161,273)	(2,237,385)	(1,930,778)	(6,359,551)	(3,834,738)	(5,879,664)	(2,366,792)
—	(131,012)	—	(534,169)	—	(1,361,444)	—	(1,527,977)	—

301,135	4,503,455	2,351,056	(41,910)	(72,676)	1,229,243	3,170,541	7,455,383	10,269,166

301,135	15,926,251	11,422,796	14,119,917	14,161,827	50,203,998	48,974,755	76,786,323	69,330,940

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	2030 Retirement Fund		2035 Retirement Fund
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30,850,694	$12,546,666	$25,971,896	$10,034,584
Net realized gain (loss) on investments and futures contracts	69,634,010	30,688,504	61,873,359	26,009,878
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,336,297	97,822,620	7,194,503	89,424,584

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,821,001	141,057,790	95,039,758	125,469,046

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(114,243,317)	(38,055,400)	(101,259,844)	(32,073,983)
Return of Capital	—	—	—	—

Total distributions	(114,243,317)	(38,055,400)	(101,259,844)	(32,073,983)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	89,852,979	118,398,762	79,004,302	90,053,419
Shares issued in reorganizaton(a)	—	—	—	—
Dividends reinvested	114,243,317	38,055,400	101,259,844	32,073,983
Cost of shares redeemed	(50,543,124)	(22,907,880)	(33,725,224)	(13,250,318)
Cost of shares transferred out(b)	(13,441,633)	—	(5,614,307)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	140,111,539	133,546,282	140,924,615	108,877,084

INCREASE (DECREASE) IN NET ASSETS	127,689,223	236,548,672	134,704,529	202,272,147
NET ASSETS, BEGINNING OF YEAR	853,658,725	617,110,053	711,718,257	509,446,110

NET ASSETS, END OF YEAR	$981,347,948	$853,658,725	$846,422,786	$711,718,257

OTHER INFORMATION (Notes 1 and 4):
Shares outstanding at the beginning of year(c)	59,618,178	49,927,940	48,790,051	41,000,467

Shares sold(c)	6,420,664	8,562,678	5,595,391	6,416,009
Shares issued in reorganization(a)	—	—	—	—
Shares issued as reinvestment of dividends(c)	8,244,478	2,803,043	7,177,244	2,331,299
Shares redeemed(c)	(3,676,027)	(1,675,483)	(2,416,724)	(957,724)
Shares transferred out(b)(c)	(928,119)	—	(380,633)	—

Net Increase (decrease)(c)	10,060,996	9,690,238	9,975,278	7,789,584

Shares outstanding at the end of year	69,679,174	59,618,178	58,765,329	48,790,051

(a)	Reorganization of the Mutual of America Institutional Funds, Inc. into the corresponding Funds of the Mutual of America Investment Corporation on December 16, 2020.

(b)	Transfer of interests from non-qualified plans out of the Funds of the Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.

(c)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for all periods shown to reflect the split on a retroactive basis to the applicable Funds.

The accompanying notes are an integral part of these financial statements.

2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund		2055 Retirement Fund		2060 Retirement Fund
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

$21,049,756	$7,921,399	$21,440,963	$8,045,756	$15,384,243	$5,396,796	$5,968,239	$1,627,710	$1,886,681	$272,940
53,314,099	19,938,376	52,730,227	22,796,334	27,981,751	12,753,198	9,187,464	3,851,155	3,236,771	587,588

10,744,116	77,107,157	13,487,680	80,836,910	22,495,604	56,844,808	14,299,710	15,808,618	5,914,426	1,879,340

85,107,971	104,966,932	87,658,870	111,679,000	65,861,598	74,994,802	29,455,413	21,287,483	11,037,878	2,739,868

(83,017,355)	(24,453,495)	(84,824,286)	(28,970,537)	(48,755,609)	(15,900,092)	(16,093,414)	(3,354,071)	(4,326,553)	(36,916)
—	—	—	—	—	—	—	—	—	—

(83,017,355)	(24,453,495)	(84,824,286)	(28,970,537)	(48,755,609)	(15,900,092)	(16,093,414)	(3,354,071)	(4,326,553)	(36,916)

68,976,479	79,727,430	61,759,928	70,672,077	61,596,754	70,704,905	51,903,932	53,428,649	34,337,446	23,007,706
—	—	—	—	—	—	—	—	—	—
83,017,355	24,453,495	84,824,286	28,970,537	48,755,609	15,900,092	16,093,414	3,354,071	4,326,553	36,916
(28,541,046)	(10,244,896)	(24,320,527)	(9,834,819)	(14,881,058)	(5,610,537)	(5,126,301)	(931,488)	(2,259,873)	(184,275)
(4,867,389)	—	(2,384,789)	—	(2,190,996)	—	(543,138)	—	(343,594)	—

118,585,399	93,936,029	119,878,898	89,807,795	93,280,309	80,994,460	62,327,907	55,851,232	36,060,532	22,860,347

120,676,015	174,449,466	122,713,482	172,516,258	110,386,298	140,089,170	75,689,906	73,784,644	42,771,857	25,563,299
587,108,117	412,658,651	610,628,244	438,111,986	425,378,543	285,289,373	144,080,723	70,296,079	29,608,684	4,045,385

$707,784,132	$587,108,117	$733,341,726	$610,628,244	$535,764,841	$425,378,543	$219,770,629	$144,080,723	$72,380,541	$29,608,684

40,533,331	33,738,567	42,639,025	36,075,805	24,345,003	19,484,002	10,822,796	6,377,722	2,663,256	452,213

4,960,098	5,757,466	4,531,287	5,136,348	3,724,443	4,248,596	4,127,342	4,252,050	3,296,439	2,225,430
—	—	—	—	—	—	—	—	—	—
5,887,865	1,795,598	6,113,283	2,153,935	2,829,666	969,982	1,199,353	268,514	375,027	3,543
(2,040,204)	(758,300)	(1,768,947)	(727,063)	(871,621)	(357,577)	(384,114)	(75,490)	(205,981)	(17,930)
(332,507)	—	(164,848)	—	(124,196)	—	(40,433)	—	(30,646)	—

8,475,252	6,794,764	8,710,775	6,563,220	5,558,292	4,861,001	4,902,148	4,445,074	3,434,839	2,211,043

49,008,583	40,533,331	51,349,800	42,639,025	29,903,295	24,345,003	15,724,944	10,822,796	6,098,095	2,663,256

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	2065 Retirement Fund††	Conservative Allocation Fund
	2020	2020	2019
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$53,827	$6,651,092	$3,398,541
Net realized gain (loss) on investments and futures contracts	102,970	6,475,123	3,357,874
Change in net unrealized appreciation (depreciation) of investments and futures contracts	153,861	2,917,214	14,439,798

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	310,658	16,043,429	21,196,213

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(90,954)	(16,468,026)	(7,283,221)
Return of Capital	—	—	—

Total distributions	(90,954)	(16,468,026)	(7,283,221)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	2,871,670	23,413,451	22,452,378
Shares issued in reorganizaton(a)	—	—	—
Dividends reinvested	90,954	16,468,026	7,283,221
Cost of shares redeemed	(77,546)	(20,820,376)	(15,635,929)
Cost of shares transferred out(b)	—	(8,257,233)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	2,885,078	10,803,868	14,099,670

INCREASE (DECREASE) IN NET ASSETS	3,104,782	10,379,271	28,012,662
NET ASSETS, BEGINNING OF YEAR	—	177,953,032	149,940,370

NET ASSETS, END OF YEAR	$3,104,782	$188,332,303	$177,953,032

OTHER INFORMATION (Notes 1 and 4):
Shares outstanding at the beginning of year(c)	—	14,003,868	12,869,958

Shares sold(c)	270,068	1,830,735	1,810,548
Shares issued in reorganization(a)	—	—	—
Shares issued as reinvestment of dividends(c)	7,993	1,301,597	590,223
Shares redeemed(c)	(6,915)	(1,633,103)	(1,266,861)
Shares transferred out(b)(c)	—	(642,045)	—

Net Increase (decrease)(c)	271,146	857,184	1,133,910

Shares outstanding at the end of year	271,146	14,861,052	14,003,868

††	For the period August 3, 2020 (commencement of operations) to December 31, 2020.

(a)	Reorganization of the Mutual of America Institutional Funds, Inc. into the corresponding Funds of the Mutual of America Investment Corporation on December 16, 2020.

(b)	Transfer of interests from non-qualified plans out of the Funds of the Mutual of America Investment Corporation into the Mutual of America Variable Insurance Portfolios on January 24, 2020.

(c)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical shares outstanding and share activity have been adjusted for all periods shown to reflect the split on a retroactive basis to the applicable Funds.

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

$15,073,777	$7,770,266	$10,483,260	$5,086,860	$549,121	$3,907,987	$13,011,109	$14,222,636	$34,805,047	$39,345,495
28,757,210	17,982,766	26,717,299	18,703,831	(6,312)	7,867	1,702,892	231,463	8,256,450	613,919
1,095,186	44,393,208	3,130,115	36,784,518	—	(50)	19,038,210	21,786,493	57,428,179	65,300,033

44,926,173	70,146,240	40,330,674	60,575,209	542,809	3,915,804	33,752,211	36,240,592	100,489,676	105,259,447

(55,302,633)	(24,939,037)	(49,309,821)	(23,017,468)	(4,464,975)	(2,221,214)	(27,279,923)	(13,773,991)	(80,935,361)	(37,592,921)
—	—	—	—	(11,829)	—	—	—	(84,884)	—

(55,302,633)	(24,939,037)	(49,309,821)	(23,017,468)	(4,476,804)	(2,221,214)	(27,279,923)	(13,773,991)	(81,020,245)	(37,592,921)

23,412,378	22,742,660	9,379,879	10,675,637	86,462,053	65,898,702	232,752,197	97,647,192	325,309,584	199,467,591
—	—	—	—	21,953,211	—	—	—	59,390,437	—
55,302,633	24,939,037	49,309,821	23,017,468	4,476,804	2,221,214	27,279,923	13,773,991	81,019,939	37,592,921
(42,363,474)	(31,059,974)	(27,789,940)	(22,506,167)	(138,855,687)	(125,942,141)	(92,638,684)	(48,248,467)	(155,369,258)	(76,305,998)
(15,201,555)	—	(4,887,000)	—	(1,531,926)	—	(16,985,523)	—	(30,405,919)	—

21,149,982	16,621,723	26,012,760	11,186,938	(27,495,545)	(57,822,225)	150,407,913	63,172,716	279,944,783	160,754,514

10,773,522	61,828,926	17,033,613	48,744,679	(31,429,540)	(56,127,635)	156,880,201	85,639,317	299,414,214	228,421,040
432,966,542	371,137,616	320,120,546	271,375,867	153,785,284	209,912,919	672,361,571	586,722,254	1,574,015,583	1,345,594,543

$443,740,064	$432,966,542	$337,154,159	$320,120,546	$122,355,744	$153,785,284	$829,241,772	$672,361,571	$1,873,429,797	$1,574,015,583

27,918,191	26,795,011	18,438,033	17,740,684	12,487,769	17,184,867	63,233,921	57,273,929	106,596,687	95,666,316

1,531,508	1,502,651	572,188	629,599	7,033,185	5,347,147	21,116,555	9,228,025	21,042,522	13,597,780
—	—	—	—	1,852,591	—	—	—	3,959,362	—
3,699,356	1,681,961	3,019,952	1,403,464	375,689	181,141	2,506,297	1,300,442	5,326,841	2,548,134
(2,880,276)	(2,061,432)	(1,683,360)	(1,335,714)	(11,301,338)	(10,225,386)	(8,452,119)	(4,568,475)	(10,069,276)	(5,215,543)
(968,538)	—	(278,544)	—	(124,293)	—	(1,584,305)	—	(2,032,530)	—

1,382,050	1,123,180	1,630,236	697,349	(2,164,166)	(4,697,098)	13,586,428	5,959,992	18,226,919	10,930,371

29,300,241	27,918,191	20,068,269	18,438,033	10,323,603	12,487,769	76,820,349	63,233,921	124,823,606	106,596,687

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2020 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$47.89	$37.75	$41.04	$34.92	$32.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.92	0.81	0.74	0.66	0.63
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	7.52	10.88	(2.41)	6.82	3.14

Total From Investment Operations	8.44	11.69	(1.67)	7.48	3.77

Less Distributions
From Net Investment Income	(1.68)	(0.74)	(0.67)	(0.62)	(0.60)
From Net Realized Gains	(3.50)	(0.81)	(0.95)	(0.74)	(0.86)

Total Distributions	(5.18)	(1.55)	(1.62)	(1.36)	(1.46)

Net Asset Value, End of Year	$51.15	$47.89	$37.75	$41.04	$34.92

Total Return (%)(i)	18.20	31.31	(4.56)	21.65	11.80
Net Assets, End of Year ($ millions)	3,714	3,478	2,629	2,712	2,143
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.72	1.90	1.83	1.85	2.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.15	0.13	0.13	0.14	0.14
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	0.13	0.13	0.13 (e)	0.14
Portfolio Turnover Rate (%)(a)	5.77	3.01	3.48	5.23	5.58

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

All America Fund					Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$24.24	$20.50	$23.83	$22.91	$22.18	$15.11	$13.58	$17.35	$16.88	$14.39

0.34	0.35	0.32	0.32	0.34	0.23	0.23	0.18	0.28	0.17
3.31	5.31	(2.04)	3.96	2.11	(1.03)	2.30	(2.42)	1.11	2.66

3.65	5.66	(1.72)	4.28	2.45	(0.80)	2.53	(2.24)	1.39	2.83

(0.63)	(0.30)	(0.31)	(0.31)	(0.32)	(0.41)	(0.13)	(0.25)	(0.10)	(0.13)
(3.08)	(1.62)	(1.30)	(3.05)	(1.40)	(0.45)	(0.87)	(1.28)	(0.82)	(0.21)

(3.71)	(1.92)	(1.61)	(3.36)	(1.72)	(0.86)	(1.00)	(1.53)	(0.92)	(0.34)

$24.18	$24.24	$20.50	$23.83	$22.91	$13.45	$15.11	$13.58	$17.35	$16.88

16.78	28.36	(8.27)	19.41	11.49	(4.01)	19.10	(14.57)	8.29	20.04
320	312	268	325	296	472	518	428	506	465
1.33	1.43	1.26	1.33	1.42	1.90	1.68	1.10	1.75	1.17
0.52	0.49	0.52	0.51	0.53	0.82	0.81	0.81	0.81	0.82
0.52	0.49	0.52	0.51	0.53	0.82	0.81	0.81	0.80 (e)	0.82
24.07	26.06	17.60	22.28	40.10	42.64	43.17	29.58	34.36	32.06

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)		2016(n)

Net Asset Value, Beginning of Year	$14.63	$12.62	$15.44	$12.91		$13.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.02)	0.02	0.02	0.01		0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	6.01	3.24	(1.72)	3.04		1.01

Total From Investment Operations	5.99	3.26	(1.70)	3.05		1.02

Less Distributions
From Net Investment Income	(0.06)	(0.01)	— (h)	—	(h)	—
From Net Realized Gains	(3.03)	(1.24)	(1.12)	(0.52)		(1.32)
Return of Capital	—	—	—	—		—

Total Distributions	(3.09)	(1.25)	(1.12)	(0.52)		(1.32)

Net Asset Value, End of Year	$17.53	$14.63	$12.62	$15.44		$12.91

Total Return (%)(i)	43.31	26.59	(12.53)	23.82		8.10
Net Assets, End of Year ($ millions)	667	609	483	555		433
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.17)	0.17	0.13	0.06		0.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	0.81	0.81	0.82		0.82
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.81	0.81	0.80	(e)	0.82
Portfolio Turnover Rate (%)(a)	70.58	56.25	60.57	62.33		53.80

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Fund				Mid Cap Value Fund					Mid-Cap Equity Index Fund
Years Ended December 31,		Period Ended December 31, 2018(g)(n)		Years Ended December 31,					Years Ended December 31,
2020(n)	2019(n)			2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$9.93	$8.28	$10.00		$16.36	$13.39	$17.12	$15.73	$14.56	$22.45	$19.31	$23.42	$21.68	$19.50

0.07	0. 14	0.06		0.44	0.29	0.27	0.27	0.20	0.32	0.33	0.34	0.31	0.29
0.94	1.72	(1.72)		(0.14)	3.28	(2.41)	2.03	2.05	2.37	4.57	(2.66)	3.08	3.54

1.01	1.86	(1.66)		0.30	3.57	(2.14)	2.30	2.25	2.69	4.90	(2.32)	3.39	3.83

(0.07)	(0.13)	(0.06)		(0.53)	(0.21)	(0.29)	(0.18)	(0.20)	(0.59)	(0.27)	(0.32)	(0.27)	(0.26)
(0.13)	(0.08)	—	(h)	(0.48)	(0.39)	(1.30)	(0.73)	(0.88)	(1.48)	(1.49)	(1.47)	(1.38)	(1.39)
—	—	—	(h)	(0.12)	—	—	—	—	—	—	—	—	—

(0.20)	(0.21)	(0.06)		(1.13)	(0.60)	(1.59)	(0.91)	(1.08)	(2.07)	(1.76)	(1.79)	(1.65)	(1.65)

$10.74	$9.93	$8.28		$15.53	$16.36	$13.39	$17.12	$15.73	$23.07	$22.45	$19.31	$23.42	$21.68

10.62	22.40	(16.54	)(b)	2.82	27.04	(14.08)	14.92	16.18	13.50	26.01	(11.26)	16.05	20.51
107	29	17		90	99	80	103	98	1,856	1,681	1,281	1,452	1,245
1.51	1.50	1.51	(c)	2.96	1.85	1.51	1.55	1.48	1.56	1.67	1.52	1.46	1.60
0.39	0.42	1.61	(c)	0.74	0.66	0.65	0.64	0.66	0.15	0.13	0.14	0.14	0.15
0.12	0.14	0.14	(c)	0.74	0.66	0.65	0.64	0.66	0.15	0.13	0.14	0.14 (e)	0.15
42.67	97.06	81.79		23.65	17.65	10.75	24.09	25.80	13.14	14.30	20.26	19.36	21.75

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$18.68	$16.75	$19.08	$19.48	$19.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.37	0.39	0.41	0.41	0.42
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.75	2.78	(0.86)	2.08	1.08

Total From Investment Operations	2.12	3.17	(0.45)	2.49	1.50

Less Distributions
From Net Investment Income	(0.77)	(0.41)	(0.40)	(0.43)	(0.42)
From Net Realized Gains	(0.87)	(0.83)	(1.48)	(2.46)	(1.19)
Return of Capital	—	—	—	—	—

Total Distributions	(1.64)	(1.24)	(1.88)	(2.89)	(1.61)

Net Asset Value, End of Year	$19.16	$18.68	$16.75	$19.08	$19.48

Total Return (%)(i)	11.77	19.37	(3.20)	13.37	7.92
Net Assets, End of Year ($ millions)	191	194	172	190	181
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.76	2.12	2.16	2.11	2.10
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(j)	0.54	0.50	0.51	0.51	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(j)	0.54	0.50	0.51	0.50 (e)	0.52
Portfolio Turnover Rate (%)(a)	38.58	41.92	37.37	60.13	57.40

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Fund					Catholic Values Index Fund		Retirement Income Fund
Years Ended December 31,					Period Ended December 31,		Years Ended December 31,
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(l)		2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$9.05	$7.66	$9.04	$7.43	$7.47	$10.00		$12.09	$11.18	$11.67	$11.25	$11.19

0.14	0.23	0.22	0.19	0.18	0.04		0.41	0.18	0.20	0.19	0.22
0.56	1.36	(1.40)	1.62	(0.06)	1.17		0.49	1.14	(0.33)	0.63	0.47

0.70	1.59	(1.18)	1.81	0.12	1.21		0.90	1.32	(0.13)	0.82	0.69

(0.38)	(0.20)	(0.20)	(0.18)	(0.16)	(0.04)		(0.60)	(0.20)	(0.20)	(0.21)	(0.24)
(0.03)	—	— (h)	(0.02)	— (h)	—	(h)	(0.30)	(0.21)	(0.16)	(0.19)	(0.39)
— (h)	—	—	—	—	—		—	—	—	—	—

(0.41)	(0.20)	(0.20)	(0.20)	(0.16)	(0.04)		(0.90)	(0.41)	(0.36)	(0.40)	(0.63)

$9.34	$9.05	$7.66	$9.04	$7.43	$11.17		$12.09	$12.09	$11.18	$11.67	$11.25

8.19	21.01	(13.36)	24.47	1.69	12.12	(b)	7.59	11.85	(1.21)	7.35	6.18
940	720	509	537	377	3		193	138	101	101	76
2.20	3.26	2.75	2.67	2.94	1.57	(c)	4.25	1.87	1.82	2.01	2.26
0.13	0.12	0.12	0.12	0.13	2.18	(c)	0.11	0.12	0.08	0.08	0.09
0.13	0.12	0.12	0.12 (e)	0.13	0.15	(c)	0.11	0.12	0.08	0.06 (e)	0.09
4.69	3.61	—	—	3.08	16.38	(b)	23.13	10.49	21.90	18.54	16.88

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2015 Retirement Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$10.49	$9.73	$10.67	$10.30	$10.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.39	0.20	0.21	0.23	0.23
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.37	1.27	(0.49)	0.84	0.55

Total From Investment Operations	0.76	1.47	(0.28)	1.07	0.78

Less Distributions
From Net Investment Income	(0.59)	(0.22)	(0.21)	(0.22)	(0.25)
From Net Realized Gains	(0.76)	(0.49)	(0.45)	(0.48)	(0.68)

Total Distributions	(1.35)	(0.71)	(0.66)	(0.70)	(0.93)

Net Asset Value, End of Year	$9.90	$10.49	$9.73	$10.67	$10.30

Total Return (%)(i)	7.65	15.34	(3.01)	10.64	7.72
Net Assets, End of Year ($ millions)	140	149	138	155	146
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.63	1.81	1.83	1.85	2.07
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.12	0.11	0.07	0.07	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.12	0.11	0.07	0.07	0.08
Portfolio Turnover Rate (%)(a)	25.28	13.69	14.75	14.98	12.96

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2020 Retirement Fund					2025 Retirement Fund
Years Ended December 31,					Years Ended December 31,
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$12.42	$11.25	$12.25	$11.43	$11.16	$13.65	$12.02	$13.29	$12.12	$11.67

0.46	0.22	0.22	0.20	0.20	0.48	0.20	0.21	0.17	0.18
0.62	1.71	(0.67)	1.21	0.75	0.85	2.15	(0.84)	1.56	0.94

1.08	1.93	(0.45)	1.41	0.95	1.33	2.35	(0.63)	1.73	1.12

(0.70)	(0.23)	(0.22)	(0.20)	(0.22)	(0.72)	(0.23)	(0.21)	(0.18)	(0.20)
(0.96)	(0.53)	(0.33)	(0.39)	(0.46)	(0.97)	(0.49)	(0.43)	(0.38)	(0.47)

(1.66)	(0.76)	(0.55)	(0.59)	(0.68)	(1.69)	(0.72)	(0.64)	(0.56)	(0.67)

$11.84	$12.42	$11.25	$12.25	$11.43	$13.29	$13.65	$12.02	$13.29	$12.12

9.11	17.53	(4.04)	12.52	8.57	10.26	19.79	(5.22)	14.44	9.84
594	608	515	525	426	1,020	946	710	686	504
3.66	1.85	1.89	1.89	2.03	3.68	1.81	1.81	1.81	1.91
0.07	0.08	0.07	0.07	0.07	0.07	0.07	0.06	0.07	0.07
0.07	0.08	0.07	0.07	0.07	0.07	0.07	0.06	0.07	0.07
22.40	10.33	10.84	7.09	7.99	16.72	5.08	6.74	5.78	5.27

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2030 Retirement Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$14.32	$12.36	$13.82	$12.46	$11.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.48	0.20	0.20	0.16	0.18
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.10	2.47	(1.02)	1.81	1.07

Total From Investment Operations	1.58	2.67	(0.82)	1.97	1.25

Less Distributions
From Net Investment Income	(0.73)	(0.22)	(0.20)	(0.17)	(0.20)
From Net Realized Gains	(1.09)	(0.49)	(0.44)	(0.44)	(0.56)

Total Distributions	(1.82)	(0.71)	(0.64)	(0.61)	(0.76)

Net Asset Value, End of Year	$14.08	$14.32	$12.36	$13.82	$12.46

Total Return (%)(i)	11.67	21.93	(6.49)	16.01	10.73
Net Assets, End of Year ($ millions)	981	854	617	578	416
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.67	1.71	1.74	1.69	1.78
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	0.07	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	0.07	0.07	0.07	0.07
Portfolio Turnover Rate (%)(a)	12.53	4.23	5.01	5.75	5.12

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund					2040 Retirement Fund
Years Ended December 31,					Years Ended December 31,
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$14.59	$12.43	$14.01	$12.52	$11.99	$14.48	$12.23	$13.86	$12.39	$11.90

0.48	0.19	0.19	0.15	0.16	0.47	0.18	0.18	0.14	0.15
1.25	2.70	(1.14)	1.96	1.18	1.37	2.74	(1.20)	1.97	1.18

1.73	2.89	(0.95)	2.11	1.34	1.84	2.92	(1.02)	2.11	1.33

(0.72)	(0.22)	(0.19)	(0.16)	(0.19)	(0.70)	(0.21)	(0.19)	(0.14)	(0.18)
(1.20)	(0.51)	(0.44)	(0.46)	(0.62)	(1.18)	(0.46)	(0.42)	(0.50)	(0.66)

(1.92)	(0.73)	(0.63)	(0.62)	(0.81)	(1.88)	(0.67)	(0.61)	(0.64)	(0.84)

$14.40	$14.59	$12.43	$14.01	$12.52	$14.44	$14.48	$12.23	$13.86	$12.39

12.61	23.62	(7.36)	17.15	11.43	13.43	24.25	(7.94)	17.40	11.66
846	712	509	484	352	708	587	413	393	286
3.67	1.64	1.64	1.57	1.67	3.59	1.59	1.60	1.53	1.59
0.07	0.08	0.07	0.07	0.07	0.07	0.08	0.07	0.07	0.07
0.07	0.08	0.07	0.07	0.07	0.07	0.08	0.07	0.07	0.07
11.53	3.33	4.00	4.02	4.98	12.53	2.38	2.65	4.07	5.23

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$14.32	$12.14	$13.87	$12.36	$11.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.45	0.18	0.19	0.15	0.15
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.34	2.75	(1.25)	1.99	1.19

Total From Investment Operations	1.79	2.93	(1.06)	2.14	1.34

Less Distributions
From Net Investment Income	(0.68)	(0.21)	(0.19)	(0.15)	(0.18)
From Net Realized Gains	(1.15)	(0.54)	(0.48)	(0.48)	(0.68)

Total Distributions	(1.83)	(0.75)	(0.67)	(0.63)	(0.86)

Net Asset Value, End of Year	$14.28	$14.32	$12.14	$13.87	$12.36

Total Return (%)(i)	13.31	24.54	(8.29)	17.62	11.68
Net Assets, End of Year ($ millions)	733	611	438	437	332
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.54	1.54	1.55	1.45	1.54
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	0.08	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	0.08	0.07	0.07	0.07
Portfolio Turnover Rate (%)(a)	10.77	2.56	3.67	4.46	3.91

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2050 Retirement Fund					2055 Retirement Fund
Years Ended December 31,					Years Ended December 31,					Period Ended December 31, 2016(f)(n)
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)

$17.47	$14.64	$16.59	$14.53	$13.51	$13.31	$11.02	$12.27	$10.40		$10.00

0.54	0.19	0.20	0.12	0.12	0.38	0.10	0.10	—	(h)	—	(h)
1.68	3.37	(1.57)	2.45	1.44	1.41	2.56	(1.17)	1.87		0.40

2.22	3.56	(1.37)	2.57	1.56	1.79	2.66	(1.07)	1.87		0.04

(0.81)	(0.23)	(0.20)	(0.14)	(0.14)	(0.57)	(0.12)	(0.06)	—		—
(0.96)	(0.50)	(0.38)	(0.37)	(0.40)	(0.55)	(0.25)	(0.12)	—		—

(1.77)	(0.73)	(0.58)	(0.51)	(0.54)	(1.12)	(0.37)	(0.18)	—		—

$17.92	$17.47	$14.64	$16.59	$14.53	$13.98	$13.31	$11.02	$12.27		$10.40

13.39	24.65	(8.74)	17.86	11.78	13.93	24.39	(8.88)	17.9		4.01	(b)
536	425	285	256	164	220	144	70	34		3
3.56	1.53	1.55	1.47	1.58	3.66	1.58	1.73	1.90		(0.05	)(c)
0.08	0.08	0.07	0.07	0.08	0.11	0.12	0.11	0.14		0.50	(c)
0.08	0.08	0.07	0.07 (e)	0.08	0.11	0.12	0.05	0.05		0.05	(c)
9.80	2.11	2.26	3.75	2.67	7.28	0.57	3.42	4.32		22.25	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2060 Retirement Fund				2065 Retirement Fund		Conservative Allocation Fund
	Years Ended December 31,		Period Ended December 31,		Period Ended December 31,		Years Ended December 31,
	2020(n)	2019(n)	2018(g)(n)		2020(m)(n)		2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$11.12	$8.95	$10.00		$10.00		$12.71	$11.65	$12.69	$12.12	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.28	0.08	0.02		0.22		0.48	0.24	0.27	0.26	0.27
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	1.25	2.11	(1.07)		1.59		0.67	1.38	(0.49)	0.81	0.53

Total From Investment Operations	1.53	2.19	(1.05)		1.81		1.15	1.62	(0.22)	1.07	0.80

Less Distributions
From Net Investment Income	(0.42)	(0.01)	—		(0.24)		(0.74)	(0.26)	(0.27)	(0.27)	(0.29)
From Net Realized Gains	(0.36)	(0.01)	—		(0.12)		(0.45)	(0.30)	(0.55)	(0.23)	(0.35)

Total Distributions	(0.78)	(0.02)	—		(0.36)		(1.19)	(0.56)	(0.82)	(0.50)	(0.64)

Net Asset Value, End of Year	$11.87	$11.12	$8.95		$11.45		$12.67	$12.71	$11.65	$12.69	$12.12

Total Return (%)(i)	14.08	24.53	(10.54	)(b)	18.16	(b)	9.32	13.99	(2.04)	8.92	6.71
Net Assets, End of Year ($ millions)	72	30	4		3		188	178	150	157	140
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	4.14	1.95	0.74	(b)	3.40	(b)	3.81	2.07	2.11	2.20	2.31
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.22	0.51	1.54	(c)	4.61	(c)	0.06	0.05	0.02	0.02	0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	0.05	0.05	(c)	0.05	(c)	0.06	0.05	0.02	0.02	0.03
Portfolio Turnover Rate (%)(a)	6.70	1.73	6.10	(b)	10.76	(b)	10.07	9.54	11.70	23.64	8.89

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund					Aggressive Allocation Fund
Years Ended December 31,					Years Ended December 31,
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$15.51	$13.85	$15.55	$14.35	$14.09	$17.36	$15.30	$17.72	$16.31	$16.04

0.58	0.29	0.31	0.28	0.28	0.59	0.29	0.31	0.28	0.28
1.13	2.32	(0.90)	1.66	0.97	1.60	3.10	(1.41)	2.39	1.40

1.71	2.61	(0.59)	1.94	1.25	2.19	3.39	(1.10)	2.67	1.68

(0.89)	(0.31)	(0.30)	(0.29)	(0.32)	(0.92)	(0.33)	(0.31)	(0.28)	(0.34)
(1.19)	(0.64)	(0.81)	(0.45)	(0.67)	(1.83)	(1.00)	(1.01)	(0.98)	(1.07)

(2.08)	(0.95)	(1.11)	(0.74)	(0.99)	(2.75)	(1.33)	(1.32)	(1.26)	(1.41)

$15.14	$15.51	$13.85	$15.55	$14.35	$16.80	$17.36	$15.30	$17.72	$16.31

11.67	19.15	(4.41)	13.72	9.08	13.72	22.74	(7.13)	16.64	10.86
444	433	371	397	347	337	320	271	304	264
3.69	1.91	1.95	1.90	2.08	3.50	1.69	1.74	1.65	1.74
0.03	0.03	0.02	0.02	0.02	0.04	0.04	0.02	0.02	0.02
0.03	0.03	0.02	0.02	0.02	0.04	0.04	0.02	0.02	0.02
10.69	8.40	9.50	12.05	6.65	10.23	9.06	9.13	9.55	9.51

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Years Ended December 31,
	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

Net Asset Value, Beginning of Year	$12.3148	$12.2150	$12.0402	$11.9721	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.1845	0.3293	0.0810	0.0773	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(0.1478)	(0.0838)	0.1242	0.0052	(0.01)

Total From Investment Operations	0.0367	0.2455	0.2052	0.0825	0.01

Less Distributions
From Net Investment Income	(0.4986)	(0.1457)	(0.0304)	(0.0144)	—
From Net Realized Gains	(0.0009)	— (k)	—	—	—
Return of Capital	— (k)	—	—	—	—

Total Distributions	(0.4995)	(0.1457)	(0.0304)	(0.0144)	—

Net Asset Value, End of Year	$11.8520	$12.3148	$12.2150	$12.0402	$11.97

Total Return (%)(i)	0.28	2.01	1.71	0.70	0.14
Net Assets, End of Year ($ millions)	122	154	210	71	63
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.40	2.02	1.82	0.70	0.13
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.27	0.24	0.20	0.25	0.28
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.27	0.24	0.20	0.24 (e)	0.28
Portfolio Turnover Rate (%)(a)	NA	NA	NA	NA	NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.
(l)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.
(m)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.
(n)

On September 25, 2020, the Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Notes 1 and 4).

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund					Bond Fund
Years Ended December 31,					Years Ended December 31,
2020(n)	2019(n)	2018(n)	2017(n)	2016(n)	2020(n)	2019(n)	2018(n)	2017(n)	2016(n)

$10.63	$10.24	$10.41	$10.41	$10.34	$14.77	$14.07	$14.43	$14.34	$14.09

0.15	0.21	0.23	0.21	0.25	0.28	0.35	0.38	0.37	0.42
0.39	0.41	(0.18)	0.03	0.12	0.67	0.72	(0.36)	0.15	0.25

0.54	0.62	0.05	0.24	0.37	0.95	1.07	0.02	0.52	0.67

(0.38)	(0.23)	(0.22)	(0.23)	(0.28)	(0.70)	(0.37)	(0.38)	(0.40)	(0.40)
— (h)	—	— (h)	(0.01)	(0.02)	(0.01)	—	—	(0.03)	(0.02)
—	—	—	—	—	— (h)	—	—	—	—

(0.38)	(0.23)	(0.22)	(0.24)	(0.30)	(0.71)	(0.37)	(0.38)	(0.43)	(0.42)

$10.79	$10.63	$10.24	$10.41	$10.41	$15.01	$14.77	$14.07	$14.43	$14.34

5.05	6.04	0.57	2.32	3.51	6.40	7.65	0.17	3.62	4.71
829	672	587	558	492	1,873	1,574	1,346	1,274	1,108
1.79	2.26	2.44	2.37	2.45	2.03	2.70	2.93	2.98	3.07
0.46	0.45	0.45	0.47	0.46	0.45	0.44	0.45	0.45	0.45
0.46	0.45	0.45	0.45 (e)	0.46	0.45	0.44	0.45	0.44 (e)	0.45
10.72	19.47	20.12	14.18	17.52	28.98	13.36	10.71	10.65	13.54

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the funds through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2020, there were 28 active funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Composite Fund, International Fund, Catholic Values Index Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund, (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The 2055 Retirement Fund commenced operations on October 1, 2016. The Small Cap Equity Index Fund and the 2060 Retirement Fund commenced operations on July 2, 2018.

On January 24, 2020, after the close of trading on the New York Stock Exchange, the Funds with investments from non-qualified plans, including flexible premium annuities and variable universal life plans, were transferred out of the Funds and into mutual fund portfolios with similar investment styles issued by the Mutual of America Variable Insurance Portfolios, Inc., a registered management investment company affiliated with Mutual of America Life. Total assets moved in this transfer were valued at $354.9 million, including $103.6 million of assets in the Retirement Funds and Allocation Funds that resulted in additional redemptions out of the underlying funds of the Investment Company. These transfers also included $358 thousand from the 2010 Retirement Fund of the Investment Company into the 2010 Retirement Portfolio of Mutual of America Variable Insurance Portfolios, Inc. This transfer was made in order to allow the Funds to be offered to additional retail investors starting on December 17, 2020.

On July 31, 2020, the Investment Company 2010 Retirement Fund (“Transferor Fund”), was reorganized into the Retirement Income Fund, (“Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on February 28, 2020. The Agreement provided for the transfer of all assets of the Transferor Fund for shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund by the Surviving Fund. The Transferor Fund then ceased operations.

On the reorganization date, the Transferor Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Transferor Fund	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
2010 Retirement Fund	$28,038,777	$25,894,980	$2,143,797

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange, for tax purposes only, of the following shares on July 31, 2020:

Transferor Fund	Shares(a)	Surviving Fund	Shares(a)	Value
2010 Retirement Fund	2,883,078	Retirement Income Fund	2,244,332	$28,086,782

(a)	Shares adjusted for the 1 for 10 reverse share split on September 25, 2020.

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Transferor Fund	Net Assets	Unrealized Appreciation on Investments	Surviving Fund	Net Assets
2010 Retirement Fund	$28,086,782	$2,143,797	Retirement Income Fund	$142,889,403

Assuming the acquisition had been completed on January 1, 2020, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Surviving Fund	Net Investment Income(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
Retirement Income Fund	$6,536,553	$5,075,702	$12,328,323

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net investment income from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Investment Income (Loss)
2010 Retirement Fund	$(7,730)

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net realized and unrealized gain (loss) on investments from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
2010 Retirement Fund	$716,068

Since both the Transferor Fund and the Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Transferor Fund that have been included in the Surviving Fund’s Statement of Operations since July 31, 2020.

The 2065 Retirement Fund commenced operations on August 3, 2020. The Catholic Values Index Fund commenced operations on September 30, 2020.

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Funds listed below effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment. Shares issued and outstanding immediately prior to and after the reverse share split, not accounting for fractional shares, are listed below.

	Pre-split		Post-split
Fund	Shares Outstanding	NAV	Shares Outstanding	NAV
Equity Index Fund	659,329,198	$4.95	65,932,920	$49.52
All America Fund	114,078,711	$2.38	11,407,871	$23.84
Small Cap Value Fund	326,943,951	$1.10	32,694,395	$11.04
Small Cap Growth Fund	337,150,569	$1.60	33,715,057	$16.03
Small Cap Equity Index Fund	60,189,271	$0.82	6,018,927	$8.17
Mid Cap Value Fund	56,363,755	$1.36	5,636,375	$13.62
Mid-Cap Equity Index Fund	715,581,162	$2.00	71,558,116	$20.00

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Pre-split		Post-split
Fund	Shares Outstanding	NAV	Shares Outstanding	NAV
Composite Fund	94,147,376	$1.92	9,414,738	$19.22
International Fund	893,902,865	$0.84	89,390,286	$8.36
Retirement Income Fund	138,682,344	$1.25	13,868,234	$12.51
2015 Retirement Fund	126,950,894	$1.07	12,695,089	$10.66
2020 Retirement Fund	442,847,490	$1.26	44,284,749	$12.56
2025 Retirement Fund	673,812,746	$1.37	67,381,275	$13.68
2030 Retirement Fund	602,098,143	$1.42	60,209,814	$14.18
2035 Retirement Fund	504,138,850	$1.43	50,413,885	$14.29
2040 Retirement Fund	423,201,240	$1.41	42,320,124	$14.08
2045 Retirement Fund	444,420,114	$1.38	44,442,011	$13.84
2050 Retirement Fund	265,094,673	$1.68	26,509,467	$16.80
2055 Retirement Fund	136,094,192	$1.28	13,609,419	$12.79
2060 Retirement Fund	49,822,684	$1.06	4,982,268	$10.63
2065 Retirement Fund	1,138,924	$0.98	113,892	$9.85
Conservative Allocation Fund	135,747,628	$1.32	13,574,763	$13.17
Moderate Allocation Fund	259,103,116	$1.57	25,910,312	$15.68
Aggressive Allocation Fund	173,940,219	$1.70	17,394,022	$17.04
Money Market Fund	90,939,944	$1.24	9,093,994	$12.36
Mid-Term Bond Fund	688,855,309	$1.12	68,885,531	$11.19
Bond Fund	1,133,121,793	$1.58	113,312,179	$15.79
Furthermore, after the close of trading on the New York Stock Exchange on December 16, 2020, each of the funds of the Mutual of America Institutional Funds, Inc. (“Target Funds”) were reorganized into the Funds of the Investment Company (“Acquiring Funds”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on September 14, 2020. The Agreement provided for the transfer of all assets of the Target Funds for shares of the Acquiring Funds and the assumption of the liabilities of the Target Funds by the Acquiring Funds as follows:

Target Funds	Acquiring Funds
Equity Index Fund	Equity Index Fund
All America Fund	All America Fund
Small Cap Value Fund	Small Cap Value Fund
Small Cap Growth Fund	Small Cap Growth Fund
Mid-Cap Equity Index Fund	Mid-Cap Equity Index Fund
International Fund	International Fund
Money Market Fund	Money Market Fund
Bond Fund	Bond Fund

On the reorganization date, the Target Funds had the following total investment cost and value, representing the principal assets acquired by the Acquiring Funds:

Target Funds	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
Equity Index Fund	$82,913,803	$55,736,046	$27,177,757
All America Fund	$7,900,806	$6,061,710	$1,839,096
Small Cap Value Fund	$14,503,579	$11,920,798	$2,582,781
Small Cap Growth Fund	$17,430,326	$12,003,678	$5,426,648
Mid-Cap Equity Index Fund	$41,255,421	$31,679,947	$9,575,474
International Fund	$10,139,839	$8,742,930	$1,396,909
Money Market Fund	$21,824,002	$21,824,002	$—
Bond Fund	$58,042,483	$56,721,878	$1,320,605

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies as a result of the transfer/reorganization detailed above.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The reorganization was accomplished by a tax-free exchange of the following shares on December 16, 2020:

Target Funds	Shares	Acquiring Funds	Shares	Value
Equity Index Fund	5,870,059	Equity Index Fund	1,645,958	$82,906,910
All America Fund	1,036,340	All America Fund	335,915	$7,991,417
Small Cap Value Fund	1,343,107	Small Cap Value Fund	1,134,296	$15,029,422
Small Cap Growth Fund	1,081,026	Small Cap Growth Fund	1,021,931	$17,526,115
Mid-Cap Equity Index Fund	3,390,230	Mid-Cap Equity Index Fund	1,818,600	$41,427,718
International Fund	929,469	International Fund	1,103,190	$10,248,633
Money Market Fund	2,089,129	Money Market Fund	1,852,591	$21,953,211
Bond Fund	5,699,620	Bond Fund	3,959,362	$59,390,437

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation immediately before the reorganization were as follows:

Target Funds	Net Assets	Unrealized Appreciation on Investments	Acquiring Funds	Net Assets
Equity Index Fund	$82,906,910	$27,177,757	Equity Index Fund	$3,350,558,625
All America Fund	$7,991,417	$1,839,096	All America Fund	$291,290,052
Small Cap Value Fund	$15,029,422	$2,582,781	Small Cap Value Fund	$442,295,936
Small Cap Growth Fund	$17,526,115	$5,426,648	Small Cap Growth Fund	$567,007,609
Mid-Cap Equity Index Fund	$41,427,718	$9,575,474	Mid-Cap Equity Index Fund	$1,728,497,274
International Fund	$10,248,633	$1,396,909	International Fund	$901,140,207
Money Market Fund	$21,953,211	$—	Money Market Fund	$99,357,507
Bond Fund	$59,390,437	$1,320,605	Bond Fund	$1,760,581,111

Assuming the reorganization had been completed on January 1, 2020, the Acquiring Funds’ unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Acquiring Funds	Net Investment Income (a)	Net Realized and Unrealized Gain on Investments and Futures Contracts (b)	Net Increase in Net Assets Resulting from Operations
Equity Index Fund	$57,126,039	$533,961,466	$591,087,505
All America Fund	$3,772,468	$43,455,965	$47,228,433
Small Cap Value Fund	$7,761,575	$(32,430,942)	$(24,669,367)
Small Cap Growth Fund	$(993,059)	$208,328,020	$207,334,961
Mid-Cap Equity Index Fund	$23,715,375	$201,903,147	$225,618,522
International Fund	$15,947,999	$70,079,941	$86,027,940
Money Market Fund	$629,645	$(6,736)	$622,909
Bond Fund	$35,336,713	$67,668,880	$103,005,593

a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Funds, plus net investment income from the Target Funds pre-merger were as follows:

Target Funds	Net Investment Income (Loss)
Equity Index Fund	$1,080,975
All America Fund	$88,879
Small Cap Value Fund	$197,971
Small Cap Growth Fund	$(26,542)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Target Funds	Net Investment Income (Loss)
Mid-Cap Equity Index Fund	$455,325
International Fund	$97,387
Money Market Fund	$80,524
Bond Fund	$531,666

b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Acquiring Funds, plus net realized and unrealized gain (loss) on investments from the Target Funds pre-merger were as follows:

Target Funds	Net Realized and Change in Unrealized Gain (Loss) on Investments and Futures Contracts
Equity Index Fund	$10,714,249
All America Fund	$980,496
Small Cap Value Fund	$41,213
Small Cap Growth Fund	$4,979,447
Mid-Cap Equity Index Fund	$5,347,004
International Fund	$1,262,513
Money Market Fund	$(424)
Bond Fund	$663,646

Since both the Target Funds and the Acquiring Funds sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolio had been managed as a single integrated portfolio since the reorganization was completed, it is also not practicable to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Funds’ Statement of Operations since December 16, 2020.

Before December 16, 2020, Investment Company shares were issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. Starting December 16, 2020, shares were also issued to institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds. Starting on December 17, 2020, shares were also available to retail investors.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Growth and Small Cap Equity Index Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2020. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note 1 below) which was considered Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2020:

Fund	Level 1 —Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock-Indexed	$3,653,602,447	—	—		$3,653,602,447
Short-Term Debt Securities	—	$61,297,979	—		$61,297,979
Warrants	$94,094	—	—		$94,094

	$3,653,696,541	$61,297,979	—		$3,714,994,520
All America Fund
Common Stock-Indexed	$183,446,581	—	—		$183,446,581
Common Stock-Active	$130,052,155	—	$5,463	(1)	$130,057,618
Short-Term Debt Securities-Indexed	—	$3,299,937	—		$3,299,937
Warrants-Indexed	$109	—	—		$109
Temporary Cash Investment	—	$3,979,557	—		$3,979,557

	$313,498,845	$7,279,494	$5,463		$320,783,802
Small Cap Value Fund
Common Stock	$465,981,249	—	—		$465,981,249
Short-Term Debt Securities	—	$9,999,843	—		$9,999,843
Temporary Cash Investment	—	$71,672	—		$71,672

	$465,981,249	$10,071,515			$476,052,764
Small Cap Growth Fund
Common Stock	$662,554,283	—	$91,218	(1)	$662,645,501
Short-Term Debt Securities	—	$4,999,946	—		$4,999,946
Temporary Cash Investment	—	$314,771	—		$314,771

	$662,554,283	$5,314,717	$91,218		$667,960,218
Small Cap Equity Index Fund
Common Stock-Indexed	$106,978,818	—	$—	(1)	$106,978,818
Temporary Cash Investment	—	$248,887	—		$248,887

	$106,978,818	$248,887	—		$107,227,705
Mid Cap Value Fund
Common Stock	$89,036,119	—	—		$89,036,119
Temporary Cash Investment	—	$438,887	—		$438,887

	$89,036,119	$438,887	—		$89,475,006

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 —Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
Mid-Cap Equity Index Fund
Common Stock-Indexed	$1,814,632,139	—	—	$1,814,632,139
Short-Term Debt Securities	—	$45,098,507	—	$45,098,507

	$1,814,632,139	$45,098,507	—	$1,859,730,646
Composite Fund
Common Stock	$112,807,454	—	—	$112,807,454
U.S. Government Debt	—	$37,214,318	—	$37,214,318
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,370,087	—	$21,370,087
Long-Term Corporate Debt	—	$15,093,296	—	$15,093,296
Temporary Cash Investment	—	$4,752,147	—	$4,752,147

	$112,807,454	$78,429,848	—	$191,237,302
International Fund
Common Stock	$936,569,171	—	—	$936,569,171
Short-Term Debt Securities	—	$7,499,801	—	$7,499,801
Temporary Cash Investment	—	$793,385	—	$793,385

	$936,569,171	$8,293,186	—	$944,862,357
Catholic Values Index Fund
Common Stock	$3,359,600	—	—	$3,359,600
Retirement Income Fund
Common Stock	$192,607,499	—	—	$192,607,499
Temporary Cash Investment	—	$24,054	—	$24,054

	$192,607,499	$24,054	—	$192,631,553
2015 Retirement Fund
Common Stock	$139,828,854	—	—	$139,828,854
2020 Retirement Fund
Common Stock	$594,500,355	—	—	$594,500,355
2025 Retirement Fund
Common Stock	$1,020,412,730	—	—	$1,020,412,730
2030 Retirement Fund
Common Stock	$981,410,099	—	—	$981,410,099
2035 Retirement Fund
Common Stock	$846,479,418	—	—	$846,479,418
2040 Retirement Fund
Common Stock	$707,834,820	—	—	$707,834,820
2045 Retirement Fund
Common Stock	$733,393,492	—	—	$733,393,492
2050 Retirement Fund
Common Stock	$535,808,569	—	—	$535,808,569
2055 Retirement Fund
Common Stock	$219,801,010	—	—	$219,801,010
2060 Retirement Fund
Common Stock	$72,383,453	—	—	$72,383,453
2065 Retirement Fund
Common Stock	$3,105,018	—	—	$3,105,018
Conservative Allocation Fund
Common Stock	$188,353,502	—	—	$188,353,502
Moderate Allocation Fund
Common Stock	$443,760,303	—	—	$443,760,303
Aggressive Allocation Fund
Common Stock	$337,174,283	—	—	$337,174,283

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
Money Market Fund
U.S. Government Debt	—	$52,646,236	—		$52,646,236
Commercial Paper	—	$64,570,934	—		$64,570,934
Short-Term Corporate Debt	—	$5,050,607	—		$5,050,607
Temporary Cash Investment	—	$61,352	—		$61,352

	—	$122,329,129	—		$122,329,129
Mid-Term Bond Fund
U.S. Government Debt	—	$663,067,834	—		$663,067,834
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$1	—		$1
Long-Term Corporate Debt	—	$163,122,680	—		$163,122,680
Temporary Cash Investment	—	$429,653	—		$429,653

	—	$826,620,168	—		$826,620,168
Bond Fund
U.S. Government Debt	—	$892,167,445	—		$892,167,445
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$582,477,249	—		$582,477,249
Long-Term Corporate Debt	—	$385,681,835	—		$385,681,835
Sovereign Debt	—	—	$2,669,738	(1)	$2,669,738
Short-Term Debt Securities	—	$13,999,658	—		$13,999,658
Temporary Cash Investment	—	$4,156,807	—		$4,156,807

	—	$1,878,482,994	$2,669,738		$1,881,152,732

Other Financial Instruments:*

Equity Index Fund	$1,256,828	—	—		$1,256,828
All America Fund	$57,763	—	—		$57,763
Mid-Cap Equity Index Fund	$788,258	—	—		$788,258

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2020
	Balance December 31, 2019(a)	Change in Unrealized Gains (Losses)(a)	Change in Realized Gains (Losses)(a)	Transfers Into Level 3(a)	Transfers Out of Level 3(a)	Purchases 2020	Sales 2020(a)	Balance December 31, 2020(a)		Unrealized Gains/ (Losses) of Level 3 Assets Held as of December 31, 2020 Included in Statements of Operations
All America Fund — Active Common Stock	$176,715	$(50,266)	$62,958	—	—	—	$(183,944)	$5,463	(b)	$(50,266)
Small Cap Value Fund — Common Stock	$1,925,481	$(563,673)	$705,175	—	—	—	$(2,066,983)	—	(c)	—

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2020
	Balance December 31, 2019(a)	Change in Unrealized Gains (Losses)(a)	Change in Realized Gains (Losses)(a)	Transfers Into Level 3(a)		Transfers Out of Level 3(a)	Purchases 2020	Sales 2020(a)	Balance December 31, 2020(a)		Unrealized Gains/ (Losses) of Level 3 Assets Held as of December 31, 2020 Included in Statements of Operations
Small Cap Growth Fund — Common Stock	$89,773	$1,445	$—	—		—	—	$—	$91,218	(d)	$—
Small Cap Equity Index Fund — Common Stock	—	—	—	—		—	—	—	—	(e)	—
Bond Fund — Sovereign Debt	—	—	—	$2,669,738	(f)	—	—	—	$2,669,738	(f)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and Alder Biopharmaceuticals, Inc. — contingent value rights with change in unrealized gain of $120 and $5,463 fair value. Level 3 security, Xura, Inc., with change in unrealized loss of $(50,386), realized gain of $62,958 and sales of $183,944.

(c)

Level 3 security, Lyondell Basell Industries — contingent value rights, with realized gain of $407 and sales of $407. Level 3 security, Xura, Inc., with change in unrealized loss of $(563,673), realized gain of $704,768 and sales of $2,066,576.

(d)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. — contingent value rights with change in unrealized gain of 1,445 and $89,773 fair value.

(e)	Level 3 security Contra Progenics Pharmaceuticals, Inc. — contingent value rights, with $0 fair value.
(f)	Level 3 security, transfer from level 2 into level 3 of Sri Lanka AID with $2,669,738 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of December 31, 2020 and for the year ended December 31, 2020:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$1,256,828	$57,763	$788,258

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(12,380,317)	$508,322	$3,132,868

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(810,910)	$(37,087)	$(919,422)

During the year ended December 31, 2020, the Equity Index Fund, All America Fund and Mid-Cap Equity Index Fund held futures contracts with average notional amounts of $58,119,852, $2,892,649 and $41,153,094, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Equity Index Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	—	30%	30%	15%
2015 Retirement Fund	22%	8%	—	—	—	5%	30%	25%	10%
2020 Retirement Fund	25%	10%	1%	1%	—	8%	28%	22%	5%
2025 Retirement Fund	29%	12%	2%	2%	—	10%	27%	18%	—
2030 Retirement Fund	33%	16%	3%	3%	—	12%	23%	10%	—
2035 Retirement Fund	35%	18%	4%	4%	1%	15%	23%	—	—
2040 Retirement Fund	35%	21%	4%	4%	2%	18%	16%	—	—
2045 Retirement Fund	35%	21%	5%	5%	2%	18%	14%	—	—
2050 Retirement Fund	34%	22%	5%	5%	3%	19%	12%	—	—
2055 Retirement Fund	34%	22%	6%	6%	3%	19%	10%	—	—
2060 Retirement Fund	33%	23%	6%	6%	4%	20%	8%	—	—
2065 Retirement Fund	33%	23%	7%	7%	4%	20%	6%	—	—

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Growth Fund		Small Cap Value Fund		Small Cap Equity Index Fund	International Fund		Bond Fund	Mid-Term Bond Fund	Money Market Fund
2015 Retirement Fund	—		—		(1%	)	(1%	)	—	—		2%	—	—
2020 Retirement Fund	—		—		(1%	)	(1%	)	—	—		2%	—	—
2025 Retirement Fund	—		—		(1%	)	(1%	)	—	—		2%	—	—
2030 Retirement Fund	—		—		(1%	)	(1%	)	—	—		—	2%	—
2035 Retirement Fund	—		(1%	)	(1%	)	(1%	)	1%	1%		1%	—	—
2040 Retirement Fund	(2%	)	—		(1%	)	(1%	)	1%	2%		1%	—	—
2045 Retirement Fund	—		—		(1%	)	(1%	)	1%	—		1%	—	—
2050 Retirement Fund	—		—		(1%	)	(1%	)	1%	—		1%	—	—
2055 Retirement Fund	1%		—		(1%	)	(1%	)	1%	(1%	)	1%	—	—
2060 Retirement Fund	1%		—		(2%	)	(2%	)	2%	—		1%	—	—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2020, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of December 31, 2020, the following Funds had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2020.

	Small Cap Value Fund	International Fund	Money Market Fund	Bond Fund
Capital loss carry-forward — (short-term) (from Target Funds)	$(499,130)	$(26,003)	$(535)	$(75,230)
Capital loss carry-forward — (long-term) (from Target Funds)	$(585,018)	$—	$—	$(21,413)

Capital loss carry-forward — (short-term) (Acquiring Funds)	$(21,181,554)	$(7,612,476)	$(6,161)	$—
Capital loss carry-forward — (long-term) (Acquiring Funds)	$(23,183,739)	$—	$—	$—

The Bond Fund recognized a post-October 2020 capital loss of $327,826, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Funds	.075%
Catholic Values Index and Money Market Funds	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Through December 31, 2014, they also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain non-advisory operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds. During 2017, Mutual of America reimbursed the applicable funds $492,285 to reflect the change in the operating expense allocation methodology.

Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective July 2, 2018, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective September 30, 2020, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Catholic Values Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2023 and continues into

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

2.	EXPENSES (CONTINUED)

successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2020, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$184,644,193	$65,160,676	$169,075,493	$380,723,097	$81,232,563

Proceeds from sales of investments	$(354,467,493)	$(87,508,676)	$(165,118,554)	$(517,677,018)	$(21,038,627)

Proceeds from sales of investments transferred out(a)	$(89,841,849)	$(14,136,776)	$(9,023,762)	$(12,539,827)	$(697,708)

Net realized gain (loss) recognized on investments transferred out(b)	$59,051,160	$6,297,682	$1,379,198	$2,745,692	$(38,316)

Proceeds from reorganization(c)	$55,736,046	$6,061,710	$11,920,798	$12,003,678	$—

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Cost of investment purchases	$18,713,379	$296,555,832	$67,154,405	$188,303,332	$3,164,445

Proceeds from sales of investments	$(22,818,635)	$(190,131,062)	$(84,422,543)	$(33,505,686)	$(156,074)

Proceeds from sales of investments transferred out(a)	$(2,004,376)	$(48,662,450)	$—	$(10,296,352)	$—

Net realized gain (loss) recognized on investments transferred out(b)	$593,811	$14,965,049	$—	$2,354,089	$—

Proceeds from reorganization(c)	$—	$31,679,947	$—	$8,742,930	$—

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$61,711,859	$34,278,036	$126,059,650	$222,970,560	$214,035,694

Proceeds from sales of investments	$(35,488,884)	$(39,144,230)	$(134,413,786)	$(153,050,760)	$(105,760,678)

Proceeds from sales of investments transferred out(a)	$(1,600,935)	$(5,666,007)	(17,111,295)	$(21,099,655)	$(13,441,631)

Net realized gain (loss) recognized on investments transferred out(b)	$174,656	$670,853	$3,053,433	$5,410,713	$4,095,603

Proceeds from reorganization(c)	$28,038,777	$—	$—	$—	$—

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Cost of investment purchases	$189,260,961	$166,483,807	$158,192,197	$129,392,219	$74,913,030

Proceeds from sales of investments	$(81,809,891)	$(73,588,428)	$(65,442,269)	$(42,481,707)	$(11,905,894)

Proceeds from sales of investments transferred out(a)	$(5,614,307)	$(4,867,390)	$(2,384,788)	$(2,190,995)	$(543,140)

Net realized gain (loss) recognized on investments transferred out(b)	$2,002,393	$1,797,269	$816,334	$348,159	$73,914

Proceeds from reorganization(c)	$—	$—	$—	$—	$—

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$40,237,612	$3,021,738	$30,793,096	$54,810,226	$38,609,002

Proceeds from sales of investments	$(3,059,635)	$(74,334)	$(17,602,395)	$(43,769,861)	$(30,678,150)

Proceeds from sales of investments transferred out(a)	$(343,593)	$—	$(8,257,234)	$(15,201,557)	$(4,887,001)

Net realized gain (loss) recognized on investments transferred out(b)	$2,133	$—	$879,331	$4,383,373	$1,706,861

Proceeds from reorganization(c)	$—	$—	$—	$—	$—

	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$237,631,474	$710,076,708

Proceeds from sales of investments	$(77,877,959)	$(492,213,485)

Proceeds from sales of investments transferred out(a)	$(16,673,624)	$(29,725,649)

Net realized gain (loss) recognized on investments transferred out(b)	$437,277	$1,165,553

Proceeds from reorganization(c)	$—	$56,721,878

(a)	Transfer in kind to the Mutual of America Variable Insurance Portfolios on January 24, 2020.
(b)	Realized gain (loss) recognized on transfer in kind to the Variable Insurance Portfolios on January 24, 2020.
(c)

Reorganization of the Mutual of America Institutional Funds, Inc. into the corresponding Funds of the Investment Company on December 16, 2020. Amounts included for the Retirement Income Fund relate to the reorganization of the Mutual of America Investment Corporation 2010 Retirement Fund into the Retirement Income Fund on July 31, 2020.

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2020, was $1,445,816,065; proceeds from sales and proceeds from sales of investments transferred out for the same period were $1,497,705,107 and $1,498,371, respectively. Realized loss of $131 recognized on transfer in kind to the Variable Insurance Portfolios on January 24, 2020. The purchases from reorganization of the Mutual of America Institutional Funds, Inc. for the year ended December 31, 2020 were $21,824,002.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2020 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$1,943,486,359	$124,940,335	$105,095,879	$235,167,262	$20,763,923
Unrealized Depreciation	(113,716,001)	(12,155,397)	(26,574,062)	(14,597,852)	(2,562,235)

Net	$1,829,770,358	$112,784,938	$78,521,817	$220,569,410	$18,201,688

Tax Cost of Investments	$1,885,224,162	$207,998,864	$397,530,947	$447,390,808	$89,026,017

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Unrealized Appreciation	$28,327,814	$558,037,181	$45,772,585	$146,450,945	$362,351
Unrealized Depreciation	(4,849,444)	(87,402,917)	(2,645,729)	(2,505,618)	(23,777)

Net	$23,478,370	$470,634,264	$43,126,856	$143,945,327	$338,574

Tax Cost of Investments	$65,996,636	$1,389,096,382	$148,110,446	$800,917,030	$3,021,026

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Unrealized Appreciation	$8,187,791	$11,072,364	$52,894,009	$97,214,130	$108,419,044
Unrealized Depreciation	(1,460,916)	(918,734)	(2,693,411)	(4,905,504)	(5,324,254)

Net	$6,726,875	$10,153,630	$50,200,598	$92,308,626	$103,094,790

Tax Cost of Investments	$185,904,678	$129,675,224	$544,299,757	$928,104,104	$878,315,309

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Unrealized Appreciation	$106,938,939	$97,935,440	$111,986,505	$67,745,635	$21,846,040
Unrealized Depreciation	(4,385,861)	(5,098,364)	(5,345,902)	(4,768,752)	(1,918,717)

Net	$102,553,078	$92,837,076	$106,640,603	$62,976,883	$19,927,323

Tax Cost of Investments	$743,926,340	$614,997,744	$626,752,889	$472,831,686	$199,873,687

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$7,478,502	$158,661	$15,557,664	$65,818,775	$63,586,485
Unrealized Depreciation	(162,702)	(5,291)	(1,193,257)	(1,320,912)	(2,076,851)

Net	$7,315,800	$153,370	$14,364,407	$64,497,863	$61,509,634

Tax Cost of Investments	$65,067,653	$2,951,648	$173,989,095	$379,262,440	$275,664,649

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$—	$37,452,384	$121,403,179
Unrealized Depreciation	(20)	(6,418,868)	(16,296,904)

Net	$(20)	$31,033,516	$105,106,275

Tax Cost of Investments	$122,329,149	$795,586,652	$1,776,046,457

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Investments in affiliated investment companies during the year ended December 31, 2020 were as follows:

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities*	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales/ Transfers*	Value as of December 31, 2020	Dividends	Realized Gain, Distributions
Retirement Income Fund
Bond Fund	$40,998,749	$22,425,409	$343,000	$(297,986)	$(6,119,247)	$57,349,925	$2,443,900	$21,171
Equity Index Fund	30,765,719	16,520,067	2,749,570	(680,845)	(9,251,219)	40,103,292	1,225,900	2,546,565
Mid-Cap Equity Index Fund	7,335,302	3,982,004	(48,253)	534,269	(981,822)	10,821,500	249,428	615,381
Mid-Term Bond Fund	40,568,604	35,931,106	214,502	(441,043)	(6,833,367)	69,439,802	2,247,686	1,778
Money Market Fund	18,388,425	10,892,050	261,292	(744,623)	(13,904,164)	14,892,980	539,535	924

Total	$138,056,799	$89,750,636	$3,520,111	$(1,630,228)	$(37,089,819)	$192,607,499	$6,706,449	$3,185,819

2015 Retirement Fund
Bond Fund	$41,149,238	$7,505,174	$349,716	$209,549	$(7,713,343)	$41,500,334	$1,880,273	$15,541
Equity Index Fund	39,213,614	4,938,291	3,695,298	(2,377,504)	(13,183,760)	32,285,939	1,017,201	2,098,614
International Fund	6,089,722	1,712,234	(2,090)	359,757	(1,287,168)	6,872,455	276,783	21,252
Mid-Cap Equity Index Fund	14,874,597	1,795,161	(333,745)	293,963	(3,255,437)	13,374,539	324,285	808,156
Mid-Term Bond Fund	34,253,672	14,308,331	114,545	78,610	(6,591,081)	42,164,077	1,422,616	1,090
Money Market Fund	10,268,752	3,987,284	95,542	(218,218)	(10,501,850)	3,631,510	158,605	279
Small Cap Growth Fund	1,395,052	15,781	(21,966)	(76,264)	(1,312,603)	—	—	—
Small Cap Value Fund	1,303,698	15,780	(389,106)	34,623	(964,995)	—	—	—

Total	$148,548,345	$34,278,036	$3,508,194	$(1,695,484)	$(44,810,237)	$139,828,854	$5,079,763	$2,944,932

2020 Retirement Fund
Bond Fund	$153,345,428	$26,421,110	$1,538,720	$644,640	$(22,623,912)	$159,325,986	$7,091,382	$59,880
Equity Index Fund	186,776,304	20,617,153	17,958,050	(11,489,830)	(60,338,847)	153,522,830	4,873,929	10,037,782
International Fund	41,949,107	9,239,455	(65,712)	1,316,993	(6,592,326)	45,847,517	1,781,054	132,660
Mid-Cap Equity Index Fund	66,991,462	7,973,662	222,842	1,155,685	(8,650,377)	67,693,274	1,632,381	4,059,103
Mid-Term Bond Fund	120,305,809	42,680,952	257,565	799,705	(18,294,458)	145,749,573	4,656,385	3,779
Money Market Fund	14,141,367	16,768,801	(350,411)	(217,175)	(23,782,264)	6,560,318	626,524	1,187
Small Cap Growth Fund	12,876,632	1,517,248	587,802	621,069	(8,889,492)	6,713,259	32,058	1,196,849
Small Cap Value Fund	12,083,385	841,269	(778,660)	(704,991)	(2,353,405)	9,087,598	266,150	286,778

Total	$608,469,494	$126,059,650	$19,370,196	$(7,873,904)	$(151,525,081)	$594,500,355	$20,959,863	$15,778,018

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities*	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales/ Transfers*	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

2025 Retirement Fund
Bond Fund	$214,209,852	$60,487,014	$1,165,963	$1,078,256	$(21,013,931)	$255,927,154	$11,235,329	$95,566
Equity Index Fund	329,263,044	47,730,467	33,540,728	(17,472,739)	(91,479,184)	301,582,316	9,420,693	19,484,204
International Fund	83,937,897	22,484,752	861,846	3,140,494	(8,044,660)	102,380,329	3,728,769	264,406
Mid-Cap Equity Index Fund	120,715,056	18,868,984	654,776	3,232,682	(10,095,385)	133,376,113	3,180,919	7,898,174
Mid-Term Bond Fund	127,929,626	64,488,579	324,350	445,851	(13,995,506)	179,192,900	5,799,116	4,626
Small Cap Growth Fund	37,025,147	5,692,227	1,113,972	2,105,089	(21,818,877)	24,117,558	103,719	4,104,625
Small Cap Value Fund	33,137,341	3,218,537	(2,808,076)	(2,008,570)	(7,702,872)	23,836,360	790,410	944,245

Total	$946,217,963	$222,970,560	$34,853,559	$(9,478,937)	$(174,150,415)	$1,020,412,730	$34,258,955	$32,795,846

2030 Retirement Fund
Bond Fund	$173,643,085	$40,664,745	$568,095	$1,603,178	$(11,974,849)	$204,504,254	$8,905,886	$76,171
Equity Index Fund	316,464,231	57,135,886	26,425,301	(8,052,101)	(64,386,065)	327,587,252	10,083,363	20,964,316
International Fund	89,534,554	25,091,556	1,045,165	4,167,318	(6,213,049)	113,625,544	4,290,541	314,394
Mid-Cap Equity Index Fund	148,364,589	26,893,850	2,240,259	4,103,468	(8,736,234)	172,865,932	4,093,880	10,151,143
Mid-Term Bond Fund	46,775,369	51,309,717	129,685	(413,066)	(4,492,386)	93,309,319	2,882,111	2,405
Small Cap Growth Fund	41,365,163	8,146,168	1,538,451	3,388,143	(20,491,882)	33,946,043	123,465	5,410,891
Small Cap Value Fund	37,515,336	4,793,772	(368,866)	(3,460,643)	(2,907,844)	35,571,755	1,045,361	1,136,600

Total	$853,662,327	$214,035,694	$31,578,090	$1,336,297	$(119,202,309)	$981,410,099	$31,424,607	$38,055,920

2035 Retirement Fund
Bond Fund	$124,173,646	$54,476,969	$294,890	$298,702	$(6,604,281)	$172,639,926	$7,607,562	$64,236
Equity Index Fund	279,944,103	52,767,410	20,288,656	(4,004,153)	(44,972,131)	304,023,885	9,168,913	19,223,137
International Fund	86,538,474	33,108,369	1,072,462	5,290,509	(4,322,462)	121,687,352	4,542,946	329,977
Mid-Cap Equity Index Fund	143,878,875	26,146,683	3,041,523	2,669,742	(12,625,008)	163,111,815	3,854,055	9,552,956
Small Cap Equity Index Fund	—	8,619,586	19,426	2,308,582	(182,454)	10,765,140	67,185	46,783
Small Cap Growth Fund	39,569,557	8,885,604	971,643	4,126,157	(17,385,005)	36,167,956	131,605	5,761,347
Small Cap Value Fund	37,617,280	5,256,340	37,617	(3,495,036)	(1,332,857)	38,083,344	1,094,981	1,168,706

Total	$711,721,935	$189,260,961	$25,726,217	$7,194,503	$(87,424,198)	$846,479,418	$26,467,247	$36,147,142

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities*	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales/ Transfers*	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

2040 Retirement Fund
Bond Fund	$74,199,182	$28,941,890	$246,384	$275,817	$(3,871,867)	$99,791,406	$4,411,106	$37,168
Equity Index Fund	233,034,241	45,375,729	20,465,985	(5,383,981)	(39,261,362)	254,230,612	7,658,788	16,071,056
International Fund	82,763,293	36,504,745	849,959	6,589,016	(4,317,123)	122,389,890	4,663,779	344,234
Mid-Cap Equity Index Fund	119,231,742	30,163,468	1,535,374	5,191,072	(5,286,955)	150,834,701	3,571,421	8,856,293
Small Cap Equity Index Fund	2,200,674	13,250,684	(35,289)	3,732,988	(401,174)	18,747,883	117,094	130,476
Small Cap Growth Fund	38,425,748	7,629,450	621,900	3,110,054	(19,169,555)	30,617,597	111,537	4,882,241
Small Cap Value Fund	37,257,942	4,617,841	(1,734,420)	(2,770,850)	(6,147,782)	31,222,731	939,431	1,042,738

Total	$587,112,822	$166,483,807	$21,949,893	$10,744,116	$(78,455,818)	$707,834,820	$21,473,156	$31,364,206

2045 Retirement Fund
Bond Fund	$65,377,999	$31,204,249	$229,153	$54,414	$(2,795,195)	$94,070,620	$4,082,665	$35,064
Equity Index Fund	232,834,690	43,788,835	16,328,995	(1,535,824)	(30,425,768)	260,990,928	7,863,924	16,502,064
International Fund	88,761,708	30,066,425	787,744	5,949,674	(3,648,541)	121,917,010	4,724,189	353,343
Mid-Cap Equity Index Fund	130,915,375	24,653,964	1,053,116	5,403,960	(4,362,799)	157,663,616	3,735,754	9,264,501
Small Cap Equity Index Fund	2,131,242	13,675,835	(29,488)	3,735,776	(343,826)	19,169,539	119,827	128,750
Small Cap Growth Fund	46,690,086	9,307,989	991,372	4,217,372	(22,134,274)	39,072,545	140,985	6,209,692
Small Cap Value Fund	43,922,587	5,494,900	(453,907)	(4,337,692)	(4,116,654)	40,509,234	1,207,760	1,329,828

Total	$610,633,687	$158,192,197	$18,906,985	$13,487,680	$(67,827,057)	$733,393,492	$21,875,104	$33,823,242

2050 Retirement Fund
Bond Fund	$37,272,948	$20,136,504	$65,705	$34,038	$(1,437,673)	$56,071,522	$2,473,744	$20,861
Equity Index Fund	155,314,968	36,814,270	4,176,125	7,021,741	(14,410,670)	188,916,434	5,617,731	11,849,708
International Fund	68,995,910	22,786,576	100,754	5,050,484	(2,332,902)	94,600,822	3,696,543	278,570
Mid-Cap Equity Index Fund	91,679,185	25,409,143	(17,161)	5,953,461	(2,761,570)	120,263,058	2,842,779	7,047,829
Small Cap Equity Index Fund	2,957,556	11,779,437	(16,715)	3,496,106	(321,810)	17,894,574	111,698	147,059
Small Cap Growth Fund	35,910,848	7,604,509	602,609	2,917,338	(18,714,266)	28,321,038	100,618	4,472,378
Small Cap Value Fund	33,251,312	4,861,780	(1,700,596)	(1,977,564)	(4,693,811)	29,741,121	875,640	954,625

Total	$425,382,727	$129,392,219	$3,210,721	$22,495,604	$(44,672,702)	$535,808,569	$15,718,753	$24,771,030

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities*	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales/ Transfers*	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

2055 Retirement Fund
Bond Fund	$12,075,994	$7,719,886	$26,373	$(5,160)	$(433,568)	$19,383,525	$832,027	$7,140
Equity Index Fund	49,476,683	23,984,758	460,019	4,595,437	(1,531,249)	76,985,648	2,233,120	4,743,228
International Fund	25,228,284	12,375,116	104,311	2,404,238	(832,731)	39,279,218	1,490,960	110,588
Mid-Cap Equity Index Fund	31,450,385	14,986,723	(27,520)	3,060,942	(971,908)	48,498,622	1,116,053	2,753,625
Small Cap Equity Index Fund	951,280	6,467,673	(3,762)	1,900,782	(119,683)	9,196,290	57,271	66,924
Small Cap Growth Fund	12,664,228	5,386,568	(326,344)	2,294,702	(6,281,646)	13,737,508	47,383	2,134,789
Small Cap Value Fund	12,232,199	3,992,306	(1,274,826)	48,769	(2,278,249)	12,720,199	374,983	412,919

Total	$144,079,053	$74,913,030	$(1,041,749)	$14,299,710	$(12,449,034)	$219,801,010	$6,151,797	$10,229,213

2060 Retirement Fund
Bond Fund	$1,961,313	$3,274,721	$14,043	$(63,063)	$(146,120)	$5,040,894	$206,406	$1,826
Equity Index Fund	9,503,459	13,037,968	83,481	1,647,543	(630,095)	23,642,356	656,000	1,411,170
International Fund	5,898,353	7,265,843	7,326	1,170,444	(378,376)	13,963,590	505,863	36,532
Mid-Cap Equity Index Fund	6,764,000	9,019,218	(37,467)	1,631,503	(435,042)	16,942,212	373,417	913,831
Small Cap Equity Index Fund	502,714	2,148,515	(3,978)	706,318	(65,888)	3,287,681	20,223	29,383
Small Cap Growth Fund	2,582,811	2,958,663	(11,916)	671,922	(1,625,426)	4,576,054	14,308	681,542
Small Cap Value Fund	2,396,139	2,532,684	(25,635)	149,759	(122,281)	4,930,666	133,236	136,633

Total	$29,608,789	$40,237,612	$25,854	$5,914,426	$(3,403,228)	$72,383,453	$1,909,453	$3,210,917

2065 Retirement Fund
Bond Fund	$—	$176,666	$(190)	$(4,800)	$(4,445)	$167,231	$4,515	$50
Equity Index Fund	—	1,009,822	636	14,868	(24,577)	1,000,749	18,636	44,624
International Fund	—	589,305	1,030	41,788	(14,872)	617,251	14,828	802
Mid-Cap Equity Index Fund	—	695,404	1,076	51,706	(17,076)	731,110	10,917	24,759
Small Cap Equity Index Fund	—	116,319	415	16,927	(2,970)	130,691	762	822
Small Cap Growth Fund	—	226,146	351	9,748	(5,193)	231,052	337	25,022
Small Cap Value Fund	—	208,076	435	23,624	(5,201)	226,934	4,152	3,138

Total	$—	$3,021,738	$3,753	$153,861	$(74,334)	$3,105,018	$54,147	$99,217

Conservative Allocation Fund
Bond Fund	52,787,947	$8,483,401	$354,916	$434,077	$(7,732,429)	$54,327,912	$2,428,629	$20,261
Equity Index Fund	45,379,902	9,864,155	1,967,813	1,164,770	(6,524,631)	51,852,009	1,559,574	3,275,820
International Fund	10,011,276	1,452,923	71,695	285,100	(1,339,672)	10,481,322	415,563	31,607
Mid-Cap Equity Index Fund	9,115,192	1,842,090	(17,758)	380,450	(1,298,690)	10,021,284	239,887	596,453
Mid-Term Bond Fund	60,659,106	9,150,527	172,732	652,817	(8,964,207)	61,670,975	2,108,680	1,584

Total	$177,953,423	$30,793,096	$2,549,398	$2,917,214	$(25,859,629)	$188,353,502	$6,752,333	$3,925,725

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2019	Purchases	Realized Gain (Loss) on Investment Securities*	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales/ Transfers*	Value as of December 31, 2020	Dividends	Realized Gain, Distributions

Moderate Allocation Fund
Bond Fund	$106,024,970	$9,271,728	$1,468,282	$505,422	$(16,169,612)	$101,100,790	$4,554,247	$37,930
Equity Index Fund	153,952,504	21,966,785	11,022,185	(2,034,412)	(20,670,400)	164,236,662	4,974,534	10,440,877
International Fund	43,502,009	6,863,914	(288,558)	1,552,571	(5,286,365)	46,343,571	1,851,057	141,037
Mid-Cap Equity Index Fund	65,738,985	11,804,556	1,517,151	201,419	(7,949,182)	71,312,929	1,719,510	4,277,315
Mid-Term Bond Fund	63,749,361	4,903,243	139,420	870,186	(8,895,859)	60,766,351	2,093,942	1,571

Total	$432,967,829	$54,810,226	$13,858,480	$1,095,186	$(58,971,418)	$443,760,303	$15,193,290	$14,898,730

Aggressive Allocation Fund
Bond Fund	$62,239,270	$3,953,161	$959,982	$221,989	$(8,308,086)	$59,066,316	$2,675,501	$22,223
Equity Index Fund	112,892,489	13,480,262	7,797,407	(552,760)	(13,913,397)	119,704,001	3,643,647	7,639,598
International Fund	48,007,424	5,533,580	(74,268)	1,696,368	(4,442,055)	50,721,049	2,036,519	155,484
Mid-Cap Equity Index Fund	64,512,611	8,178,615	1,643,118	464,660	(5,931,619)	68,867,385	1,668,910	4,154,268
Small Cap Growth Fund	16,387,345	3,708,984	339,517	2,928,520	(1,492,172)	21,872,194	68,450	3,326,676
Small Cap Value Fund	16,083,156	3,754,400	212,266	(1,628,662)	(1,477,822)	16,943,338	499,513	541,028

Total	$320,122,295	$38,609,002	$10,878,022	$3,130,115	$(35,565,151)	$337,174,283	$10,592,540	$15,839,277

*	Includes transfer in kind activity.

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2020, shares authorized were allocated into the 28 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Fund(a)	900,000,000
All America Fund(a)	200,000,000
Small Cap Value Fund(a)	475,000,000
Small Cap Growth Fund(a)	570,000,000
Small Cap Equity Index Fund(a)	200,000,000
Mid Cap Value Fund(a)	100,000,000
Mid-Cap Equity Index Fund(a)	1,050,000,000
Composite Fund(a)	150,000,000
International Fund(a)	1,275,000,000
Catholic Values Index Fund(b)	100,000,000
Retirement Income Fund(a)	270,000,000
2015 Retirement Fund(a)	200,000,000

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

Authorized No. of Shares
Total Shares Allocated
2020 Retirement Fund(a)	665,000,000
2025 Retirement Fund(a)	1,025,000,000
2030 Retirement Fund(a)	915,000,000
2035 Retirement Fund(a)	845,000,000
2040 Retirement Fund(a)	685,000,000
2045 Retirement Fund(a)	675,000,000
2050 Retirement Fund(a)	470,000,000
2055 Retirement Fund(a)	350,000,000
2060 Retirement Fund(a)	200,000,000
2065 Retirement Fund(a)(c)	100,000,000
Conservative Allocation Fund(a)	215,000,000
Moderate Allocation Fund(a)	370,000,000
Aggressive Allocation Fund(a)	265,000,000
Money Market Fund(a)	425,000,000
Mid-Term Bond Fund(a)	840,000,000
Bond Fund(a)	1,525,000,000

Sub-Total	15,060,000,000
Shares to be allocated at the discretion of the Board of Directors	3,690,000,000

Total	18,750,000,000

(a)

On September 25, 2020, the Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Authorized shares were unchanged after the reverse split.

(b)	Fund commenced operations on September 30, 2020.
(c)	Fund commenced operations on August 3, 2020.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On September 28, 2020, required distributions of net investment income and, as applicable, net realized gains relating to 2019 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Catholic Values Index and the 2065 Retirement Funds, which commenced operations in 2020.

On December 16, 2020, December 21, 2020 and December 23, 2020, required distributions of net investment income and, as applicable, net realized gains were declared and paid for all applicable funds.

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2020 and 2019 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2020 and 2019 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)
2020	$122,195,872	$7,582,841	$13,582,577	$7,508,951	$954,491
2019	$50,705,532	$3,705,059	$4,007,612	$520,427	$506,895
Long-Term Capital Gains
2020	$220,613,567	$35,906,591	$14,846,012	$95,613,347	$596,209
2019	$56,282,908	$19,722,504	$27,699,815	$46,815,220	$75,260

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Ordinary Income (a)
2020	$2,903,700	$51,939,048	$7,310,408	$35,578,582	$12,407
2019	$1,240,677	$22,769,062	$4,065,765	$14,819,838	NA
Long-Term Capital Gains
2020	$2,815,385	$99,914,784	$8,264,305	$2,633,305	$60
2019	$2,284,051	$95,862,824	$8,160,124	$—	NA
Return of Capital
2020	$678,075	$—	$—	$25,300	$—
2019	$—	$—	$—	$—	$—

	Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary Income (a)
2020	$8,831,617	$7,739,824	$32,163,996	$50,655,495	$45,906,073
2019	$1,908,444	$2,895,917	$10,744,694	$14,104,082	$11,887,199
Long-Term Capital Gains
2020	$4,419,083	$9,744,064	$43,417,200	$67,084,688	$68,337,244
2019	$1,926,004	$6,509,459	$24,235,517	$30,493,288	$26,168,201

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary Income (a)
2020	$38,406,064	$31,063,883	$31,733,226	$22,434,901	$8,253,278
2019	$9,486,781	$7,589,088	$8,048,993	$5,028,164	$1,071,155
Long-Term Capital Gains
2020	$62,853,780	$51,953,472	$53,091,060	$26,320,708	$7,840,136
2019	$22,587,202	$16,864,407	$20,921,544	$10,871,928	$2,282,916

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2020	$2,361,503	$62,059	$10,280,584	$23,858,923	$16,617,280
2019	$13,446	NA	$3,384,999	$8,202,249	$5,732,958
Long-Term Capital Gains
2020	$1,965,050	$28,895	$6,187,442	$31,443,710	$32,692,541
2019	$23,470	NA	$3,898,222	$16,736,788	$17,284,510

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2020	$4,464,975	$27,233,746	$80,597,273
2019	$2,221,214	$13,773,991	$37,592,921
Long-Term Capital Gains
2020	$—	$46,177	$338,088
2019	$—	$—	$—
Return of Capital
2020	$11,829	$—	$84,884
2019	$—	$—	$—

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2020, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$—	$—	$45,770	$1,496,044	$508,832
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$42,053,113	$5,898,855	$(45,449,441)	$3,154,917	$154,972
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,829,770,345	$112,784,936	$78,521,817	$220,569,410	$18,201,688

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Value Index Fund
Accumulated undistributed net investment income	$—	$790,090	$—	$—	$12,164
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$6,801,839	$1,998,428	$(7,638,479)	$115
Net unrealized appreciation (depreciation) of investments and futures contracts	$23,478,370	$470,634,266	$43,126,856	$143,945,327	$338,574

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Accumulated undistributed net investment income	$—	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,555,816	$2,540,252	$12,203,505	$25,620,426	$25,979,211
Net unrealized appreciation (depreciation) of investments and futures contracts	$6,726,875	$10,153,626	$50,200,598	$92,308,626	$103,094,790

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Accumulated undistributed net investment income	$—	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$20,714,150	$18,677,220	$19,965,646	$13,750,773	$5,764,671
Net unrealized appreciation (depreciation) of investments and futures contracts	$102,553,077	$92,837,076	$106,640,603	$62,976,883	$19,927,323

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$—	$2,178	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$1,777,608	$64,156	$2,825,824	$9,431,815	$9,492,201
Net unrealized appreciation (depreciation) of investments and futures contracts	$7,315,800	$153,370	$14,364,406	$64,497,863	$61,509,634

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(6,696)	$417,477	$(96,643)
Net unrealized appreciation (depreciation) of investments and futures contracts	$(20)	$31,033,514	$105,106,275

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2020, the Funds reclassified amounts primarily relating to tax treatment of redemptions-in-kind and target Funds’ capital loss carryover balances. These reclassifications have no effect on net assets or net asset values per share

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, which amends guidance on the amortization period of premiums on certain purchased callable debt securities. Specifically, the amendments shorten the amortization period of premiums on certain purchased callable debt securities to the earliest call date. The amendments affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium).

For public business entities, the amendments in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management has evaluated ASU 2017-08 and determined that there is no material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds have complied with ASU 2018-13 for the year ended December 31, 2020, resulting in i) disclosures for the total unrealized gain or loss attributable to fair value changes in Level 3 securities, and ii) the elimination of the disclosure of the reasons and amounts of transfers between Level 1 and Level 2, and the Funds’ valuation processes for Level 3 securities.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments that will undergo reference rate-related modifications as a result of the reference rate reform.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

6.	RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Funds.

7.	OTHER MATTERS

During the year, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

Management is monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

Mutual of America Investment Corporation:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, each a fund comprising Mutual of America Investment Corporation (the Funds), including the portfolios of investments in securities, as of December 31, 2020, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements), and the financial highlights for the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 28, 2021

Appendix

Equity Index Fund

All America Fund

Composite Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid Cap Value Fund

Mid-Cap Equity Index Fund

International Fund

Retirement Income Fund

2015 Retirement Fund

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

Small Cap Equity Index Fund

Statement of operations for the year ended December 31, 2020

Statements of changes in net assets for each of the years in the two-year period ended December 31, 2020

2065 Retirement Fund

Statement of operations for the period from August 3, 2020 (commencement of operations) through December 31, 2020

Statement of changes in net assets for the period from August 3, 2020 through December 31, 2020

Catholic Values Index Fund

Statement of operations for the period from September 30, 2020 (commencement of operations) through December 31, 2020

Statement of changes in net assets for the period from September 30, 2020 through December 31, 2020

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Variable Insurance Portfolios, Inc., an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of another investment company advised by or affiliated with the Adviser, Mutual of America Variable Insurance Portfolios, Inc.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-468-3785 or through the following websites: http://www.mutualofamerica.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 73	Since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Variable Insurance Portfolios, Inc.

Stanley E. Grayson, age 70	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Variable Insurance Portfolios, Inc.

LaSalle D. Leffall, III, age 57	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Variable Insurance Portfolios, Inc.

John W. Sibal, age 68	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Variable Insurance Portfolios, Inc.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 57	Since February 2007	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Etsy, Inc.; Trustee, Concern Worldwide, Inc., Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Director, National Grid USA; Director, Global Business Alliance; Mutual of America Variable Insurance Portfolios, Inc.

William E. Whiston, age 66	Since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Variable Insurance Portfolios, Inc.

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 71	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015 and of Mutual of America Variable Insurance Portfolios, Inc. since April 2019	Mutual of America Life Insurance Company; Mutual of America Variable Insurance Portfolios, Inc.; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Senior Executive Vice President, Chief Financial Officer and Treasurer, age 59	Since April 2013	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 60	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc. and Mutual of America Variable Insurance Portfolios, Inc.	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 64	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 55	Since April 2013	Executive Vice President, Deputy General Counsel, and Corporate Secretary Mutual of America Life Insurance Company, since September 2019; prior thereto Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013 and Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Variable Insurance Portfolios, Inc. since November 2019	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Michelle A. Rozich, Executive Vice President, Enterprise Risk Management and Internal Auditor, age 47	Since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor, since November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc., and Mutual of America Variable Insurance Portfolios, Inc.; formerly Audit Senior Manager, KPMG LLP	None

Quarterly Portfolio Schedules

Included in this Annual Report are schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of December 31, 2020. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or, starting in 2019, on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q, N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

Dividends from the Money Market, Mid-Term Bond and Bond Funds do not qualify for the corporate dividends received deduction. The following are the percentages of the ordinary dividends distributed in 2020 by the other Investment Corporation Funds that qualify for the corporate dividends received deduction:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary dividend qualifying percentage	89.67%	100.00%	100.00%	52.14%	43.23%

	Mid-Cap Equity Index Fund	Mid Cap Value Fund	Composite Fund	International Fund	Catholic Values Index Fund
Ordinary dividend qualifying percentage	70.67%	100.00%	59.12%	0.01%	47.82%

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary dividend qualifying percentage	21.18%	26.01%	31.05%	37.43%	45.22%

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary dividend qualifying percentage	50.11%	52.90%	54.54%	55.01%	56.07%

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary dividend qualifying percentage	54.60%	51.94%	24.50%	39.25%	49.21%

Important tax information — Unaudited: The following amounts of 2020 Investment Corporation Fund long-term capital gains (if any) have been designated as capital gains dividends.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Dividends qualifying for reduced long-term capital gains tax rate	$220,613,567	$35,906,591	$14,846,012	$95,613,347	$596,209

	Mid-Cap Equity Index Fund	Mid Cap Value Fund	Composite Fund	International Fund	Catholic Values Index Fund
Dividends qualifying for reduced long-term capital gains tax rate	$99,914,784	$2,815,385	$8,264,305	$2,633,305	$60

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$4,419,083	$9,744,064	$43,417,200	$67,084,688	$68,337,244

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$62,853,780	$51,953,472	$53,091,060	$26,320,708	$7,840,136

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,965,050	$28,895	$6,187,442	$31,443,710	$32,692,541

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Dividends qualifying for reduced long-term capital gains tax rate	$—	$46,177	$338,088

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

ITEM 2.	CODE OF ETHICS.

Mutual of America Investment Corporation (the “Corporation”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)

(2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Aggregate Audit Fees:

2020: $593,100

2019: $792,800

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: March 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: March 11, 2021

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: March 11, 2021